As filed with the Securities and Exchange Commission on September 7, 2016

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-09303 & 811-09923

Kinetics Mutual Funds, Inc. & Kinetics Portfolios Trust
  (Exact name of registrant as specified in charter)

470 Park Avenue South
New York, NY 10016
 (Address of principal executive offices) (Zip code)

U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI  53202
  (Name and address of agent for service)

(800) 930-3828
Registrant's telephone number, including area code

Date of fiscal year end:  December 31, 2016

Date of reporting period:  June 30, 2016

Item 1. Report to Stockholders.

June 30, 2016 www.kineticsfunds.com

Semi-Annual Report

The Internet Fund

The Global Fund

The Paradigm Fund

The Medical Fund

The Small Cap Opportunities Fund

The Market Opportunities Fund

The Alternative Income Fund

The Multi-Disciplinary Income Fund

Each a series of Kinetics Mutual Funds, Inc.

Kinetics Mutual Funds, Inc.

KINETICS MUTUAL FUNDS, INC.
Table of Contents
June 30, 2016

KINETICS MUTUAL FUNDS, INC.
Shareholders' Letter

Dear Fellow Shareholders,
We are pleased to present the Kinetics Mutual Funds ("Funds") Report for the six-month period ended June 30, 2016. The mid-year returns of various equity market indexes would suggest another year of gradual, modest advances in asset prices against a backdrop of similarly modest economic data. In reality, the path taken to arrive at the mid-year returns has been far more complex and volatile, with large divergences across sectors and asset classes. The S&P 500 Index declined over 10.5% to begin the year, while the Russell 2000 Index declined over 16%. These indexes subsequently rose over 14% and 20%, respectively, off their low levels through the end of June. This corresponded with the yield on the 10-year U.S. Treasury Bond declining from 2.30% on January 1st, to 1.47% on June 30th. In response to the declining interest rate environment, income oriented industries within the S&P 500 Index drove the index higher, with Utilities increasing 23.4%, Telecom companies rising 24.8%, Consumer Staples companies increasing 10.5% and Real Estate Investment Trusts rising 11.2%.
It is apparent that investors have bid up income generating assets in response to declining interest rates. However, this largely ignores the fact that rates have fallen as a result of economic weakness, with Federal Open Market Committee estimates for 2016 and 2017 GDP growth declining from 2.4% to 2.0%, and from 2.2% to 2.0% since the beginning of the year. While lower rates in isolation should increase financial asset values, the offsetting lower future cash flows should have a commensurate impact on valuations. This concept appears lost in the current marketplace, with yield seeking investors accepting considerable capital impairment risk in exchange for dividends ranging from 2%-3%. There is an asymmetry favoring downside risk relative to profit expectations that is not appealing to long-term value investors such as ourselves.
We are far more concerned with the implications of a weaker economy than we are with the relative value of assets due to declining interest rates. Two years ago the consensus 2016 earnings estimate for S&P 500 Index earnings was nearly $140 per share; it now stands at $120— nearly 15% lower. However, the S&P 500 Index has returned nearly 12% during the last two years ended June 30, 2016, which equates to valuation multiple expansion of approximately

30%. Corporations have certainly not increased their intrinsic value over this time, and with rates currently pressing all time low levels (as reflected by the 10-year Treasury Bond yield), catalysts for further gains appear lacking.
The Funds have always been managed with a contrarian tilt, reflecting our belief that original thinking often unearths investment opportunities with a margin of safety embedded in the purchase price. The importance of unique investment thinking is at least as important now as it has ever been, with exchange traded fund flows and interest rates driving consensus favorite stocks to ever stretched valuations. In the Funds, we seek to find investments that are not contingent on low rates, economic strength or index fund flows to maintain and grow valuations. We believe that we are able to achieve this through our emphasis on fundamental analysis and idiosyncratic business attributes.
Despite the challenging backdrop for fundamental equity investing, the Funds generated satisfactory results during the first half of the year. Over time, we expect and hope for our returns to decouple from the broader markets. The Funds generated returns as follows during the six-month period ended June 30, 2016 (No-Load Class): The Paradigm Fund +4.51%, The Multi-Disciplinary Income Fund +5.75%, The Small Cap Opportunities Fund +6.37%, The Market Opportunities Fund +5.01%, The Internet Fund -3.89%, The Medical Fund -8.33%, The Alternative Income Fund +1.95% and The Global Fund +6.97%. This compares to returns of +3.84% for the S&P 500 Index and +1.23% for the MSCI All Country World Index.

KINETICS MUTUAL FUNDS, INC.
Investment Commentary
Dear Fellow Shareholders,
At certain points of the investment cycle, investors face a decision as to whether to conform and follow the consensus, or take a divergent path. Conformity all but guarantees suboptimal investment returns over a reasonably long time period, and while contrarian investing does not guarantee superior returns, it improves an investor's chance of outperforming. However, the question arises as to when it is logical to be contrarian, as opposed to simply being contrarian for the sake of being so. Furthermore, there is usually a temptation to try to time a current but unsustainable trend, hoping that you will have the foresight to reallocate ahead of the eventual reckoning. We believe that this dynamic is currently underway in the form of the indexation and exchange-traded funds ("ETF") trends.
Although various attempts have been made, the ultimate impact of indexation and ETF investing appears to be beyond quantification. However, there is an undeniable impact, as total ETF assets under management have risen from $2 billion in 1996 to $2.1 trillion in 2015, a multiple of over 2,000x. Similarly, the mutual fund industry has expanded from approximately $3.5 trillion in 1996 to over $15.6 trillion in 2015, a multiple of less than 4.5x. While some may cite the current size advantage of mutual funds over ETFs as evidence of the muted impact of indexation, we believe that this fails to incorporate not only indexed mutual funds, but also, more importantly, the net fund flows.
Index domestic equity mutual funds and ETFs received $1.2 trillion in net new cash and reinvested dividends between 2007 and 2015, while actively managed domestic mutual funds have shed over $800 billion over this period. Thus, active managers are net sellers of domestic stocks, while passive index products have been net buyers. The fund flows are likely far more influential on marginal stock prices than are existing assets under management; hence, we believe that this phenomenon has contributed considerably to the underperformance of active managers over the past nine years.
This has undoubtedly created an opportunity for value investors that embrace stocks which are not well represented in indexation strategies, although this course of action continues to be a painful experience, as index constituents have continued to rise with fund flows. However, we believe that we may have reached a tipping point this year, as the net issuance of equity ETFs through the first 6 months of the year was $3.5 billion, which compares to $72.7 billion during the same period last year. Perhaps a reversal in fund flow trends is not even a requisite for this dynamic to shift, and merely a slowing or cessation of flows can have a similar result.
In the wake of the global financial crisis, it was easy and perhaps advisable to embrace a broad market based approach to equity allocations. Stocks were quantifiably inexpensive, and the economy was more likely to improve than to deteriorate. However, seven years removed, it is equally obvious that stocks are richly valued, and the economy is more likely to slow than accelerate rapidly. Thus, investors who embraced indexation early in the recovery and have, thus far, reaped substantial gains, must consider whether this is the time to diverge from the consensus and embrace stocks on the other side of the "ETF divide." We argue that this path logically makes sense, given the lower valuations and general lower sensitivity to the economy and fund flows, although this environment has been a trying experience for several years now.
The Kinetics Mutual Funds all maintain a very high active share, which denotes portfolio holdings that do not significantly overlap with holdings in the indexes. This strategy has been swimming upstream for an extended period of time now, and those following the trend into indexation have benefitted. Never ones to follow a temporary trend, we have remained steadfast in our allocations. It appears as though the confluence of fund flow patterns and valuations are poised to finally stall or reverse the passive indexation trend. We believe that our approach continues to make logical sense and are particularly keen to embrace investments with the potential to perform in a manner uncorrelated with the broader markets.
Shareholders can continue to access additional information from our website, www.kineticsfunds.com. This website provides a broad array of information, including recent portfolio holdings, quarterly investment commentaries, conference call transcripts, newsflashes, recent performance data, and online access to account information.

Kinetics offers the following funds to investors:
The Paradigm Fund focuses on companies that we believe are valued attractively and currently have, or are expected to soon have, sustainable high business returns. The Fund has produced attractive risk adjusted returns since its inception, while maintaining amongst the lowest turnover rates in the industry. The Paradigm Fund is Kinetics' flagship fund.
The Multi-Disciplinary Income Fund seeks to utilize stock options and fixed-income investments in order to provide investors with equity-like returns, but with more muted volatility. At times, the options strategies of the Fund may cause the manager to purchase equity securities.
The Small Cap Opportunities Fund focuses on undervalued and special situation small capitalization equities that we believe have the potential for rewarding long-term investment results. The same investment fundamentals employed by The Paradigm Fund are used to identify such opportunities.
The Medical Fund is a sector fund, offering an investment in scientific discovery within the promising field of medical research, particularly in the development of cancer treatments and therapies. As a sector fund, The Medical Fund is likely to have heightened volatility.
The Internet Fund is a sector fund that focuses on companies engaged in the evolution of Internet-related developments. As such, this Fund has been, and is likely to continue to be, quite volatile. The Internet Fund is not designed to be a major component of one's equity exposure. More recently, this Fund has been focusing on content companies, which we believe will be the winners in the next generation of Internet development.
The Global Fund's mandate is focused on selecting long life cycle international companies that we believe can generate long-term wealth through their business operations. This Fund is presently identifying what we believe to be exciting opportunities in the more developed markets.

The Market Opportunities Fund focuses on those companies that benefit from increasing transactional volume or throughput, such as publicly-traded exchanges and credit card processors, or companies that act as facilitators, such as gaming companies, airports and publicly-traded toll roads.
The Alternative Income Fund seeks to provide current income and gains, with a secondary objective of obtaining long-term growth of capital. The Fund utilizes stock options and fixed-income investments and seeks to generate a total return that exceeds most short-term U.S. fixed income indexes, with limited market value variability.

Disclosure
This material is intended to be reviewed in conjunction with a current prospectus, which includes all fees and expenses that apply to a continued investment, as well as information regarding the risk factors, policies and objectives of the Funds. Read it carefully before investing.
Mutual Fund investing involves risk. Principal loss is possible. Because The Internet Fund, The Medical Fund and The Market Opportunities Fund invest in a single industry or geographic region, their shares are subject to a higher degree of risk than funds with a higher level of diversification. Internet, biotechnology and certain capital markets or gaming stocks are subject to a rate of change in technology, obsolescence and competition that is generally higher than that of other industries, hence they may experience extreme price and volume fluctuations.
International investing [for all Funds] presents special risks including currency exchange fluctuation, government regulations, and the potential for political and economic instability. Accordingly, the share prices for these Funds are expected to be more volatile than that of U.S.-only funds. Past performance is no guarantee of future performance.
Because smaller companies [for The Small Cap Opportunities Fund] often have narrower markets and limited financial resources, they present more risk than larger, more well established, companies.
Non-investment grade debt securities [for all Funds], i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities.
Further, options contain special risks including the imperfect correlation between the value of the option and the value of the underlying asset. Investments [for The Multi-Disciplinary Income Fund and The Alternative Income Fund] in futures, swaps and other derivative instruments may result in loss as derivative instruments may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses to the Funds. To the extent the Funds segregate assets to cover derivative positions, they may impair their ability to meet current obligations, to honor requests for redemption and to manage the investments in a manner consistent with their respective investment objectives. Purchasing and writing put and call options and, in particular, writing "uncovered" options are highly specialized activities that entail greater than ordinary investment risk.
As non-diversified Funds, except The Global Fund, The Alternative Income Fund and The Multi-Disciplinary Income Fund, the value of Fund shares may fluctuate more than shares invested in a broader range of industries and companies. Unlike other investment companies that directly acquire and manage their own portfolios of securities, the Kinetics Mutual Funds pursue their investment objectives by investing all of their investable assets in a corresponding portfolio series of the Kinetics Portfolios Trust.
The information concerning the Funds included in the shareholder report contains certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management's predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.
The MSCI All Country World Index (MSCI ACWI) and the Standard & Poor's 500 Index (S&P 500) each represent an unmanaged, broad-basket of stocks. They are typically used as a proxy for overall market performance.
Distributor: Kinetics Funds Distributor LLC is not an affiliate of Kinetics Mutual Funds, Inc. Kinetics Funds Distributor LLC is an affiliate of Kinetics Asset Management LLC, Investment Adviser to Kinetics Mutual Funds, Inc.
For more information, log onto www.kineticsfunds.com. July 1, 2016 — Kinetics Asset Management LLC ®

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Expense Example
June 30, 2016 (Unaudited)
Shareholders incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvestments of dividends or other distributions made by a Fund, redemption fees, and exchange fees, and (2), ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help investors understand the ongoing costs (in dollars) of investing in a series of Kinetics Mutual Funds, Inc. (each a "Feeder Fund" and collectively the "Feeder Funds"), and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested on January 1, 2016 and held for the entire period from January 1, 2016 to June 30, 2016.
Actual Expenses
The first line item of the table below provides information about actual account values and actual expenses before and after expense reimbursement. Unlike other mutual funds that directly acquire and manage their own portfolio securities, each Feeder Fund invests all or generally all of its investable assets in a corresponding series of The Kinetics Portfolios Trust (each, a "Master Portfolio", and together the "Master Portfolios"), a separately registered investment company. The Master Portfolio, in turn, invests in securities. With this type of organization, expenses can accrue specifically to the Master Portfolio or the Feeder Fund or both. Each Feeder Fund records its proportionate share of the Master Portfolio's expenses, including directed brokerage credits, on a daily basis. Any expense reductions include Fund-specific expenses as well as the expenses allocated from the Master Portfolio.
The Feeder Funds will charge shareholder fees for outgoing wire transfers, returned checks, and exchanges executed by telephone between a Feeder Fund and any other Feeder Fund. The Feeder Funds' transfer agent charges a $5.00 transaction fee to shareholder accounts for telephone exchanges between any two Feeder Funds. The Feeder Funds' transfer agent does not charge a transaction fee for written exchange requests. IRA accounts are assessed a $15.00 annual fee. Finally, as a disincentive to market-timing transactions, the Feeder Funds will assess a 2.00% fee on the redemption or exchange of Fund shares held for less than 30 days. These fees will be paid to the Feeder Funds to help offset transaction costs. The Feeder Funds reserve the right to waive the redemption fee, subject to their sole discretion, in instances deemed not to be disadvantageous to the Feeder Funds or shareholders as described in the Feeder Funds' prospectus.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Expense Example — (Continued)
June 30, 2016 (Unaudited)
You may use the information provided in the first line, together with the amounts you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line item of the table below provides information about hypothetical account values and hypothetical expenses before and after expense reimbursements based on the Feeder Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Feeder Funds' actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses one paid for the period. You may use this information to compare the ongoing costs of investing in the Feeder Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight one's ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help one determine the relative total costs of owning different funds. If these transactional costs had been included, one's costs would have been higher.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Expense Example — (Continued)
June 30, 2016 (Unaudited)

				Expenses Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period*
	Value	Value	Expense	(1/1/16
	(1/1/16)	(6/30/16)	Ratio	to 6/30/16)

The Internet Fund
No Load Class Actual	$1,000.00	$961.10	1.87%	$9.12
No Load Class Hypothetical (5% return
before expenses)	$1,000.00	$1,015.60	1.87%	$9.37
Advisor Class A Actual	$1,000.00	$960.10	2.12%	$10.33
Advisor Class A Hypothetical (5% return
before expenses)	$1,000.00	$1,014.36	2.12%	$10.62
Advisor Class C Actual	$1,000.00	$957.60	2.62%	$12.75
Advisor Class C Hypothetical (5% return
before expenses)	$1,000.00	$1,011.87	2.62%	$13.11

The Global Fund
No Load Class Actual — after
expense reimbursement	$1,000.00	$1,069.70	1.39%	$7.15
No Load Class Hypothetical (5% return
before expenses) — after
expense reimbursement	$1,000.00	$1,017.99	1.39%	$6.97
Advisor Class A Actual — after
expense reimbursement	$1,000.00	$1,067.80	1.64%	$8.43
Advisor Class A Hypothetical (5% return
before expenses) — after
expense reimbursement	$1,000.00	$1,016.74	1.64%	$8.22
Advisor Class C Actual — after
expense reimbursement	$1,000.00	$1,065.80	2.14%	$10.99
Advisor Class C Hypothetical (5% return
before expenses) — after
expense reimbursement	$1,000.00	$1,014.26	2.14%	$10.72

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Expense Example — (Continued)
June 30, 2016 (Unaudited)

				Expenses Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period*
	Value	Value	Expense	(1/1/16
	(1/1/16)	(6/30/16)	Ratio	to 6/30/16)

The Paradigm Fund
No Load Class Actual — after
expense reimbursement	$1,000.00	$1,045.10	1.64%	$8.34
No Load Class Hypothetical (5% return
before expenses) — after
expense reimbursement	$1,000.00	$1,016.74	1.64%	$8.22
Advisor Class A Actual — after
expense reimbursement	$1,000.00	$1,043.90	1.89%	$9.60
Advisor Class A Hypothetical (5% return
before expenses) — after
expense reimbursement	$1,000.00	$1,015.50	1.89%	$9.47
Advisor Class C Actual — after
expense reimbursement	$1,000.00	$1,041.40	2.39%	$12.13
Advisor Class C Hypothetical (5% return
before expenses) — after
expense reimbursement	$1,000.00	$1,013.02	2.39%	$11.96
Institutional Class Actual — after
expense reimbursement	$1,000.00	$1,046.60	1.44%	$7.33
Institutional Class Hypothetical (5% return
before expenses) — after
expense reimbursement	$1,000.00	$1,017.74	1.44%	$7.22

The Medical Fund
No Load Class Actual — after
expense reimbursement	$1,000.00	$916.70	1.39%	$6.62
No Load Class Hypothetical (5% return
before expenses) — after
expense reimbursement	$1,000.00	$1,017.99	1.39%	$6.97
Advisor Class A Actual — after
expense reimbursement	$1,000.00	$915.50	1.64%	$7.81
Advisor Class A Hypothetical (5% return
before expenses) — after
expense reimbursement	$1,000.00	$1,016.74	1.64%	$8.22
Advisor Class C Actual — after
expense reimbursement	$1,000.00	$913.30	2.14%	$10.18
Advisor Class C Hypothetical (5% return
before expenses) — after
expense reimbursement	$1,000.00	$1,014.26	2.14%	$10.72

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Expense Example — (Continued)
June 30, 2016 (Unaudited)

				Expenses Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period*
	Value	Value	Expense	(1/1/16
	(1/1/16)	(6/30/16)	Ratio	to 6/30/16)

The Small Cap Opportunities Fund
No Load Class Actual — after
expense reimbursement	$1,000.00	$1,063.70	1.64%	$8.41
No Load Class Hypothetical (5% return
before expenses) — after
expense reimbursement	$1,000.00	$1,016.74	1.64%	$8.22
Advisor Class A Actual — after
expense reimbursement	$1,000.00	$1,062.40	1.89%	$9.69
Advisor Class A Hypothetical (5% return
before expenses) — after
expense reimbursement	$1,000.00	$1,015.50	1.89%	$9.47
Advisor Class C Actual — after
expense reimbursement	$1,000.00	$1,059.90	2.39%	$12.24
Advisor Class C Hypothetical (5% return
before expenses) — after
expense reimbursement	$1,000.00	$1,013.02	2.39%	$11.96
Institutional Class Actual — after
expense reimbursement	$1,000.00	$1,064.80	1.44%	$7.39
Institutional Class Hypothetical (5% return
before expenses) — after
expense reimbursement	$1,000.00	$1,017.74	1.44%	$7.22

The Market Opportunities Fund
No Load Class Actual — after
expense reimbursement	$1,000.00	$1,050.10	1.64%	$8.36
No Load Class Hypothetical (5% return
before expenses) — after
expense reimbursement	$1,000.00	$1,016.74	1.64%	$8.22
Advisor Class A Actual — after
expense reimbursement	$1,000.00	$1,048.50	1.89%	$9.63
Advisor Class A Hypothetical (5% return
before expenses) — after
expense reimbursement	$1,000.00	$1,015.50	1.89%	$9.47
Advisor Class C Actual — after
expense reimbursement	$1,000.00	$1,045.70	2.39%	$12.16
Advisor Class C Hypothetical (5% return
before expenses) — after
expense reimbursement	$1,000.00	$1,013.02	2.39%	$11.96
Institutional Class Actual — after
expense reimbursement	$1,000.00	$1,051.70	1.44%	$7.35
Institutional Class Hypothetical (5% return
before expenses) — after
expense reimbursement	$1,000.00	$1,017.74	1.44%	$7.22

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Expense Example — (Continued)
June 30, 2016 (Unaudited)

				Expenses Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period*
	Value	Value	Expense	(1/1/16
	(1/1/16)	(6/30/16)	Ratio	to 6/30/16)

The Alternative Income Fund
No Load Class Actual — after
expense reimbursement	$1,000.00	$1,019.50	0.95%	$4.77
No Load Class Hypothetical (5% return
before expenses) — after
expense reimbursement	$1,000.00	$1,020.18	0.95%	$4.77
Advisor Class A Actual — after
expense reimbursement	$1,000.00	$1,018.30	1.20%	$6.02
Advisor Class A Hypothetical (5% return
before expenses) — after
expense reimbursement	$1,000.00	$1,018.93	1.20%	$6.02
Advisor Class C Actual — after
expense reimbursement	$1,000.00	$1,015.70	1.70%	$8.52
Advisor Class C Hypothetical (5% return
before expenses) — after
expense reimbursement	$1,000.00	$1,016.45	1.70%	$8.52
Institutional Class Actual — after
expense reimbursement	$1,000.00	$1,020.50	0.75%	$3.77
Institutional Class Hypothetical (5% return
before expenses) — after
expense reimbursement	$1,000.00	$1,021.17	0.75%	$3.77

The Multi-Disciplinary Income Fund
No Load Class Actual — after
expense reimbursement	$1,000.00	$1,057.50	1.49%	$7.62
No Load Class Hypothetical (5% return
before expenses) — after
expense reimbursement	$1,000.00	$1,017.49	1.49%	$7.47
Advisor Class A Actual — after
expense reimbursement	$1,000.00	$1,056.20	1.74%	$8.90
Advisor Class A Hypothetical (5% return
before expenses) — after
expense reimbursement	$1,000.00	$1,016.25	1.74%	$8.72
Advisor Class C Actual — after
expense reimbursement	$1,000.00	$1,053.30	2.24%	$11.44
Advisor Class C Hypothetical (5% return
before expenses) — after
expense reimbursement	$1,000.00	$1,013.76	2.24%	$11.22
Institutional Class Actual — after
expense reimbursement	$1,000.00	$1,058.40	1.29%	$6.60
Institutional Class Hypothetical (5% return
before expenses) — after
expense reimbursement	$1,000.00	$1,018.49	1.29%	$6.47

Note:
Each Feeder Fund records its proportionate share of the respective Master Portfolio's expenses on a daily basis. Any expense reductions include Feeder Fund-specific expenses as well as the expenses allocated for the Master Portfolio.

*	Expenses are equal to the Feeder Fund's annualized expense ratio after expense reimbursement multiplied by the average account value over the period, multiplied by 182/366.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Assets & Liabilities
June 30, 2016 (Unaudited)

	The Internet	The Global
	Fund	Fund
ASSETS:
Investments in the Master Portfolio, at value*	$114,416,742	$7,133,140
Receivable from Adviser	—	2,904
Receivable for Master Portfolio interest sold	46,249	—
Receivable for Fund shares sold	41,073	25,781
Prepaid expenses and other assets	31,596	30,963
Total Assets	114,535,660	7,192,788
LIABILITIES:
Payable for Master Portfolio interest purchased	—	11,645
Payable to Directors	3,080	173
Payable to Chief Compliance Officer	207	13
Payable for Fund shares repurchased	87,322	14,136
Payable for shareholder servicing fees	23,662	1,438
Payable for distribution fees	1,266	1,784
Accrued expenses and other liabilities	55,525	16,183
Total Liabilities	171,062	45,372
Net Assets	$114,364,598	$7,147,416
NET ASSETS CONSIST OF:
Paid in capital	$69,251,604	$6,533,530
Accumulated net investment income (loss)	(824,523)	41,037
Accumulated net realized gain on investments and foreign currency	9,508,277	129,864
Net unrealized appreciation on:
Investments and foreign currency	36,429,240	442,985
Net Assets	$114,364,598	$7,147,416
CALCULATION OF NET ASSET VALUE PER SHARE — NO LOAD CLASS:
Net Assets	$110,942,199	$5,027,441
Shares outstanding	2,769,161	1,023,651
Net asset value per share (offering price and redemption price)	$40.06	$4.91
CALCULATION OF NET ASSET VALUE PER SHARE — ADVISOR CLASS A:
Net Assets	$2,610,164	$325,813
Shares outstanding	67,857	66,790
Net asset value per share (redemption price)	$38.47	$4.88
Offering price per share ($38.47 divided by .9425 and $4.88 divided by .9425)	$40.82	$5.18
CALCULATION OF NET ASSET VALUE PER SHARE — ADVISOR CLASS C:
Net Assets	$812,235	$1,794,162
Shares outstanding	22,756	381,566
Net asset value per share (offering price and redemption price)	$35.69	$4.70

*
Each Feeder Fund invests all or generally all its assets directly in the corresponding Master Portfolio. The financial statements for the Master Portfolios, along with the portfolio of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Feeder Funds' financial statements.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Assets & Liabilities — (Continued)
June 30, 2016 (Unaudited)

	The Paradigm	The Medical
	Fund	Fund
ASSETS:
Investments in the Master Portfolio, at value*	$738,089,776	$24,394,177
Receivable from Adviser	52,190	8,986
Receivable for Fund shares sold	2,713,422	3,024
Prepaid expenses and other assets	65,827	25,357
Total Assets	740,921,215	24,431,544
LIABILITIES:
Payable for Master Portfolio interest purchased	1,517,121	3,024
Payable to Directors	19,762	656
Payable to Chief Compliance Officer	1,298	43
Payable for Fund shares repurchased	1,196,301	—
Payable for shareholder servicing fees	108,097	4,962
Payable for distribution fees	105,603	1,271
Accrued expenses and other liabilities	220,417	19,690
Total Liabilities	3,168,599	29,646
Net Assets	$737,752,616	$24,401,898
NET ASSETS CONSIST OF:
Paid in capital	$1,137,372,012	$16,431,151
Accumulated net investment income (loss)	(10,731,151)	180,582
Accumulated net realized gain (loss) on investments and foreign currency	(580,341,794)	845,177
Net unrealized appreciation on:
Investments and foreign currency	191,453,549	6,944,988
Net Assets	$737,752,616	$24,401,898
CALCULATION OF NET ASSET VALUE PER SHARE — NO LOAD CLASS:
Net Assets	$264,371,593	$19,522,200
Shares outstanding	8,096,506	695,467
Net asset value per share (offering price and redemption price)	$32.65	$28.07
CALCULATION OF NET ASSET VALUE PER SHARE — ADVISOR CLASS A:
Net Assets	$102,780,296	$4,381,109
Shares outstanding	3,224,629	161,837
Net asset value per share (redemption price)	$31.87	$27.07
Offering price per share ($31.87 divided by .9425 and $27.07 divided by .9425)	$33.81	$28.72
CALCULATION OF NET ASSET VALUE PER SHARE — ADVISOR CLASS C:
Net Assets	$107,899,161	$498,589
Shares outstanding	3,571,686	18,944
Net asset value per share (offering price and redemption price)	$30.21	$26.32
CALCULATION OF NET ASSET VALUE PER SHARE — INSTITUTIONAL CLASS:
Net Assets	$262,701,566	N/A
Shares outstanding	8,019,574	N/A
Net asset value per share (offering price and redemption price)	$32.76	N/A

*
Each Feeder Fund invests all or generally all its assets directly in the corresponding Master Portfolio. The financial statements for the Master Portfolios, along with the portfolio of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Feeder Funds' financial statements.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Assets & Liabilities — (Continued)
June 30, 2016 (Unaudited)

	The Small Cap	The Market
	Opportunities	Opportunities
	Fund	Fund
ASSETS:
Investments in the Master Portfolio, at value*	$198,584,243	$38,543,059
Receivable from Adviser	4,997	6,030
Receivable for Master Portfolio interest sold	122,335	12,230
Receivable for Fund shares sold	141,615	489
Prepaid expenses and other assets	40,886	35,268
Total Assets	198,894,076	38,597,076
LIABILITIES:
Payable to Directors	5,283	1,037
Payable to Chief Compliance Officer	349	73
Payable for Fund shares repurchased	263,950	12,719
Payable for shareholder servicing fees	32,948	7,665
Payable for distribution fees	9,417	3,599
Accrued expenses and other liabilities	65,815	23,362
Total Liabilities	377,762	48,455
Net Assets	$198,516,314	$38,548,621
NET ASSETS CONSIST OF:
Paid in capital	$324,685,488	$50,257,078
Accumulated net investment loss	(5,012,417)	(804,465)
Accumulated net realized loss on investments and foreign currency	(92,448,866)	(16,010,706)
Net unrealized appreciation (depreciation) on:
Investments and foreign currency	(28,707,891)	5,106,714
Net Assets	$198,516,314	$38,548,621
CALCULATION OF NET ASSET VALUE PER SHARE — NO LOAD CLASS:
Net Assets	$127,874,183	$28,738,254
Shares outstanding	3,682,791	1,805,239
Net asset value per share (offering price and redemption price)	$34.72	$15.92
CALCULATION OF NET ASSET VALUE PER SHARE — ADVISOR CLASS A:
Net Assets	$12,611,239	$3,960,371
Shares outstanding	372,318	251,055
Net asset value per share (redemption price)	$33.87	$15.77
Offering price per share ($33.87 divided by .9425 and $15.77 divided by .9425)	$35.94	$16.73
CALCULATION OF NET ASSET VALUE PER SHARE — ADVISOR CLASS C:
Net Assets	$7,897,229	$4,097,027
Shares outstanding	241,283	267,399
Net asset value per share (offering price and redemption price)	$32.73	$15.32
CALCULATION OF NET ASSET VALUE PER SHARE — INSTITUTIONAL CLASS:
Net Assets	$50,133,663	$1,752,969
Shares outstanding	1,425,438	109,044
Net asset value per share (offering price and redemption price)	$35.17	$16.08

*
Each Feeder Fund invests all or generally all its assets directly in the corresponding Master Portfolio. The financial statements for the Master Portfolios, along with the portfolio of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Feeder Funds' financial statements.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Assets & Liabilities — (Continued)
June 30, 2016 (Unaudited)

	The	The Multi-
	Alternative	Disciplinary
	Income	Income
	Fund	Fund
ASSETS:
Investments in the Master Portfolio, at value*	$26,466,536	$83,861,092
Receivable from Adviser	12,830	21,800
Receivable for Fund shares sold	62,204	138,560
Prepaid expenses and other assets	41,998	38,413
Total Assets	26,583,568	84,059,865
LIABILITIES:
Payable for Master Portfolio interest purchased	53,648	115,478
Payable to Directors	704	2,229
Payable to Chief Compliance Officer	45	150
Payable for Fund shares repurchased	8,556	23,082
Payable for shareholder servicing fees	2,503	6,710
Payable for distribution fees	2,169	7,430
Accrued expenses and other liabilities	20,226	35,495
Total Liabilities	87,851	190,574
Net Assets	$26,495,717	$83,869,291
NET ASSETS CONSIST OF:
Paid in capital	$32,192,252	$88,930,514
Accumulated net investment income	27,691	15,282
Accumulated net realized loss on investments and foreign currency	(5,993,641)	(1,383,166)
Net unrealized appreciation (depreciation) on:
Investments and foreign currency	46,555	(3,697,146)
Written option contracts	222,860	3,807
Net Assets	$26,495,717	$83,869,291
CALCULATION OF NET ASSET VALUE PER SHARE — NO LOAD CLASS:
Net Assets	$4,826,909	$5,432,427
Shares outstanding	51,640	508,685
Net asset value per share (offering price and redemption price)	$93.47	$10.68
CALCULATION OF NET ASSET VALUE PER SHARE — ADVISOR CLASS A:
Net Assets	$2,316,485	$5,853,566
Shares outstanding	24,994	550,689
Net asset value per share (redemption price)	$92.68	$10.63
Offering price per share ($92.68 divided by .9425 and $10.63 divided by .9425)	$98.33	$11.28
CALCULATION OF NET ASSET VALUE PER SHARE — ADVISOR CLASS C:
Net Assets	$1,532,131	$8,395,006
Shares outstanding	17,052	797,521
Net asset value per share (offering price and redemption price)	$89.85	$10.53
CALCULATION OF NET ASSET VALUE PER SHARE — INSTITUTIONAL CLASS:
Net Assets	$17,820,192	$64,188,292
Shares outstanding	188,083	6,000,843
Net asset value per share (offering price and redemption price)	$94.75	$10.70

*
Each Feeder Fund invests all or generally all its assets directly in the corresponding Master Portfolio. The financial statements for the Master Portfolios, along with the portfolio of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Feeder Funds' financial statements.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Operations
For the Period Ended June 30, 2016 (Unaudited)

	The Internet	The Global
	Fund	Fund
INVESTMENT INCOME (LOSS) ALLOCATED FROM MASTER PORTFOLIOS:
Dividends†	$38,090	$67,886
Interest	41,268	3,449
Income from securities lending	21,157	1,625
Expenses allocated from Master Portfolio	(804,271)	(53,262)
Net investment income (loss) from Master Portfolio	(703,756)	19,698
EXPENSES:
Distribution fees — Advisor Class A	3,424	397
Distribution fees — Advisor Class C	2,929	6,177
Shareholder servicing fees — Advisor Class A	3,424	397
Shareholder servicing fees — Advisor Class C	976	2,059
Shareholder servicing fees — No Load Class	141,351	5,818
Transfer agent fees and expenses	60,611	9,029
Reports to shareholders	12,636	693
Administration fees	24,811	2,305
Professional fees	10,020	4,372
Directors' fees	5,815	312
Chief Compliance Officer fees	1,248	74
Registration fees	17,662	17,430
Fund accounting fees	2,846	152
Other expenses	2,855	158
Total expenses	290,608	49,373
Less, expense reimbursement	—	(50,060)
Net expenses	290,608	(687)
Net investment income (loss)	(994,364)	20,385
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ALLOCATED FROM MASTER PORTFOLIOS:
Net realized gain on:
Investments and foreign currency	6,367,582	214,072
Net change in unrealized appreciation (depreciation) of:
Investments and foreign currency	(10,289,058)	216,946
Net gain (loss) on investments	(3,921,476)	431,018
Net increase (decrease) in net assets resulting from operations	$(4,915,840)	$451,403
† Net of foreign taxes withheld of:	$—	$11,501

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Operations — (Continued)
For the Period Ended June 30, 2016 (Unaudited)

	The Paradigm	The Medical
	Fund	Fund
INVESTMENT INCOME (LOSS) ALLOCATED FROM MASTER PORTFOLIOS:
Dividends†	$1,971,874	$329,782
Interest	96,807	1,440
Income from securities lending	443,485	8,394
Expenses allocated from Master Portfolio	(5,130,012)	(175,586)
Net investment income (loss) from Master Portfolio	(2,617,846)	164,030
EXPENSES:
Distribution fees — Advisor Class A	135,046	6,120
Distribution fees — Advisor Class C	398,737	1,957
Shareholder servicing fees — Advisor Class A	135,046	6,120
Shareholder servicing fees — Advisor Class C	132,912	652
Shareholder servicing fees — No Load Class	325,451	24,337
Shareholder servicing fees — Institutional Class	272,304	—
Transfer agent fees and expenses	124,085	12,913
Reports to shareholders	62,310	2,424
Administration fees	159,313	5,339
Professional fees	41,680	5,357
Directors' fees	36,396	1,283
Chief Compliance Officer fees	7,803	273
Registration fees	28,495	18,076
Fund accounting fees	18,224	622
Other expenses	19,627	580
Total expenses	1,897,429	86,053
Less, expense waiver for Institutional Class shareholder servicing fees	(204,228)	—
Less, expense reimbursement	(436,074)	(80,594)
Net expenses	1,257,127	5,459
Net investment income (loss)	(3,874,973)	158,571
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ALLOCATED FROM MASTER PORTFOLIOS:
Net realized gain on:
Investments and foreign currency	41,261,752	911,988
Net change in unrealized depreciation of:
Investments and foreign currency	(10,156,953)	(3,561,192)
Net gain (loss) on investments	31,104,799	(2,649,204)
Net increase (decrease) in net assets resulting from operations	$27,229,826	$(2,490,633)
† Net of foreign taxes withheld of:	$131,545	$17,717

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Operations — (Continued)
For the Period Ended June 30, 2016 (Unaudited)

	The Small Cap	The Market
	Opportunities	Opportunities
	Fund	Fund
INVESTMENT INCOME (LOSS) ALLOCATED FROM MASTER PORTFOLIOS:
Dividends†	$502,495	$109,374
Interest	19,281	12,336
Income from securities lending	176,037	3,602
Expenses allocated from Master Portfolio	(1,352,955)	(281,116)
Net investment loss from Master Portfolio	(655,142)	(155,804)
EXPENSES:
Distribution fees — Advisor Class A	16,227	5,140
Distribution fees — Advisor Class C	30,008	14,926
Shareholder servicing fees — Advisor Class A	16,227	5,140
Shareholder servicing fees — Advisor Class C	10,003	4,975
Shareholder servicing fees — No Load Class	161,545	36,760
Shareholder servicing fees — Institutional Class	48,866	2,015
Transfer agent fees and expenses	32,670	14,113
Reports to shareholders	16,661	2,864
Administration fees	41,912	9,346
Professional fees	13,841	6,068
Directors' fees	9,425	1,962
Chief Compliance Officer fees	2,023	419
Registration fees	22,657	21,209
Fund accounting fees	4,465	972
Other expenses	5,456	985
Total expenses	431,986	126,894
Less, expense waiver for Institutional Class shareholder servicing fees	(36,649)	(1,511)
Less, expense reimbursement	(118,423)	(64,148)
Net expenses	276,914	61,235
Net investment loss	(932,056)	(217,039)
REALIZED AND UNREALIZED GAIN ON INVESTMENTS ALLOCATED FROM MASTER PORTFOLIOS:
Net realized gain on:
Investments and foreign currency	5,167,097	802,100
Net change in unrealized appreciation of:
Investments and foreign currency	6,992,868	1,329,398
Net gain on investments	12,159,965	2,131,498
Net increase in net assets resulting from operations	$11,227,909	$1,914,459
† Net of foreign taxes withheld of:	$20,466	$7,189

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Operations — (Continued)
For the Period Ended June 30, 2016 (Unaudited)

		The Multi-
	The Alternative	Disciplinary
	Income	Income
	Fund	Fund
INVESTMENT INCOME (LOSS) ALLOCATED FROM MASTER PORTFOLIOS:
Dividends	$39,125	$231,443
Interest	86,945	2,135,423
Income from securities lending	—	67,013
Expenses allocated from Master Portfolio	(147,761)	(590,450)
Net investment income (loss) from Master Portfolio	(21,691)	1,843,429
EXPENSES:
Distribution fees — Advisor Class A	2,629	9,014
Distribution fees — Advisor Class C	5,642	32,489
Shareholder servicing fees — Advisor Class A	2,629	9,014
Shareholder servicing fees — Advisor Class C	1,881	10,830
Shareholder servicing fees — No Load Class	5,770	7,233
Shareholder servicing fees — Institutional Class	18,629	63,306
Transfer agent fees and expenses	12,716	18,208
Reports to shareholders	3,498	13,136
Administration fees	6,773	19,206
Professional fees	5,399	8,276
Directors' fees	1,321	4,022
Chief Compliance Officer fees	279	855
Registration fees	22,163	25,567
Fund accounting fees	640	1,874
Other expenses	688	2,343
Total expenses	90,657	225,373
Less, expense waiver for Institutional Class shareholder servicing fees	(13,971)	(47,480)
Less, expense reimbursement	(107,256)	(157,139)
Net expenses	(30,570)	20,754
Net investment income	8,879	1,822,675
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ALLOCATED FROM MASTER PORTFOLIOS:
Net realized gain (loss) on:
Investments and foreign currency	(30,869)	(929,891)
Written option contracts expired or closed	383,663	—
Net change in unrealized appreciation (depreciation) of:
Investments and foreign currency	166,275	3,827,216
Written option contracts	(1,959)	3,807
Net gain on investments	517,110	2,901,132
Net increase in net assets resulting from operations	$525,989	$4,723,807

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Changes in Net Assets

	The Internet Fund		The Global Fund
	For the		For the
	Period	For the	Period	For the
	Ended	Year Ended	Ended	Year Ended
	June 30, 2016	December 31,	June 30, 2016	December 31,
	(Unaudited)	2015	(Unaudited)	2015
OPERATIONS:
Net investment income (loss)	$(994,364)	$(2,189,641)	$20,385	$(38,520)
Net realized gain (loss) on sale of investments and foreign currency	6,367,582	29,301,430	214,072	(13,187)
Net change in unrealized appreciation (depreciation) of investments and foreign currency	(10,289,058)	(34,664,097)	216,946	(1,093,822)
Net increase (decrease) in net assets resulting from operations	(4,915,840)	(7,552,308)	451,403	(1,145,529)
DISTRIBUTIONS TO SHAREHOLDERS —
NO LOAD CLASS:
Net realized gains	—	(26,681,831)	—	(2,696)
Total distributions	—	(26,681,831)	—	(2,696)
DISTRIBUTIONS TO SHAREHOLDERS —
ADVISOR CLASS A:
Net realized gains	—	(694,561)	—	(214)
Total distributions	—	(694,561)	—	(214)
DISTRIBUTIONS TO SHAREHOLDERS —
ADVISOR CLASS C:
Net realized gains	—	(208,100)	—	(950)
Total distributions	—	(208,100)	—	(950)
CAPITAL SHARE TRANSACTIONS —
NO LOAD CLASS:
Proceeds from shares sold	645,567	2,001,938	236,283	629,971
Redemption fees	81	280	20	16
Proceeds from shares issued to holders in reinvestment of dividends	—	26,075,719	—	2,651
Cost of shares redeemed	(7,279,951)	(22,965,971)	(274,738)	(1,850,431)
Net increase (decrease) in net assets resulting from capital share transactions	(6,634,303)	5,111,966	(38,435)	(1,217,793)
CAPITAL SHARE TRANSACTIONS —
ADVISOR CLASS A:
Proceeds from shares sold	200,444	498,273	9,934	32,700
Proceeds from shares issued to holders in reinvestment of dividends	—	486,647	—	144
Cost of shares redeemed	(447,692)	(2,255,954)	(80,507)	(88,790)
Net decrease in net assets resulting from capital share transactions	(247,248)	(1,271,034)	(70,573)	(55,946)

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Changes in Net Assets — (Continued)

	The Internet Fund		The Global Fund
	For the		For the
	Period	For the	Period	For the
	Ended	Year Ended	Ended	Year Ended
	June 30, 2016	December 31,	June 30, 2016	December 31,
	(Unaudited)	2015	(Unaudited)	2015
CAPITAL SHARE TRANSACTIONS —
ADVISOR CLASS C:
Proceeds from shares sold	$166,994	$64,898	$111,162	$376,565
Proceeds from shares issued to holders in reinvestment of dividends	—	184,873	—	913
Cost of shares redeemed	(162,997)	(244,020)	(41,518)	(95,637)
Net increase in net assets resulting from capital share transactions	3,997	5,751	69,644	281,841
TOTAL INCREASE (DECREASE)
IN NET ASSETS:	(11,793,394)	(31,290,117)	412,039	(2,141,287)
NET ASSETS:
Beginning of period	126,157,992	157,448,109	6,735,377	8,876,664
End of period*	$114,364,598	$126,157,992	$7,147,416	$6,735,377
* Including undistributed net investment income (loss) of:	$(824,523)	$169,841	$41,037	$20,652
CHANGES IN SHARES OUTSTANDING —
NO LOAD CLASS:
Shares sold	16,261	36,786	51,078	120,133
Shares issued in reinvestments of dividends and distributions	—	626,220	—	579
Shares redeemed	(182,171)	(423,965)	(61,271)	(358,003)
Net increase (decrease) in shares outstanding	(165,910)	239,041	(10,193)	(237,291)
CHANGES IN SHARES OUTSTANDING —
ADVISOR CLASS A:
Shares sold	5,184	10,165	2,146	5,948
Shares issued in reinvestments of dividends and distributions	—	12,157	—	32
Shares redeemed	(11,661)	(42,328)	(17,804)	(17,182)
Net decrease in shares outstanding	(6,477)	(20,006)	(15,658)	(11,202)
CHANGES IN SHARES OUTSTANDING —
ADVISOR CLASS C:
Shares sold	4,647	1,442	25,281	72,350
Shares issued in reinvestments of dividends and distributions	—	4,964	—	208
Shares redeemed	(4,631)	(5,004)	(9,487)	(18,599)
Net increase in shares outstanding	16	1,402	15,794	53,959
The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Changes in Net Assets — (Continued)

	The Paradigm Fund		The Medical Fund
	For the		For the
	Period	For the	Period	For the
	Ended	Year Ended	Ended	Year Ended
	June 30, 2016	December 31,	June 30, 2016	December 31,
	(Unaudited)	2015	(Unaudited)	2015
OPERATIONS:
Net investment income (loss)	$(3,874,973)	$(10,293,286)	$158,571	$55,412
Net realized gain on sale of investments and foreign currency	41,261,752	126,371,030	911,988	1,638,460
Net change in unrealized depreciation of investments and foreign currency	(10,156,953)	(195,382,777)	(3,561,192)	(49,483)
Net increase (decrease) in net assets resulting from operations	27,229,826	(79,305,033)	(2,490,633)	1,644,389
DISTRIBUTIONS TO SHAREHOLDERS —
NO LOAD CLASS:
Net investment income	—	—	—	(84,526)
Net realized gains	—	—	—	(1,347,587)
Total distributions	—	—	—	(1,432,113)
DISTRIBUTIONS TO SHAREHOLDERS —
ADVISOR CLASS A:
Net investment income	—	—	—	(15,037)
Net realized gains	—	—	—	(399,324)
Total distributions	—	—	—	(414,361)
DISTRIBUTIONS TO SHAREHOLDERS —
ADVISOR CLASS C:
Net investment income	—	—	—	(1,491)
Net realized gains	—	—	—	(39,592)
Total distributions	—	—	—	(41,083)
CAPITAL SHARE TRANSACTIONS —
NO LOAD CLASS:
Proceeds from shares sold	8,389,488	17,121,608	398,075	1,611,927
Redemption fees	268	3,163	6	167
Proceeds from shares issued to holders in reinvestment of dividends	—	—	—	1,415,177
Cost of shares redeemed	(46,112,746)	(219,664,621)	(1,244,764)	(2,631,095)
Net increase (decrease) in net assets resulting from capital share transactions	(37,722,990)	(202,539,850)	(846,683)	396,176
The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Changes in Net Assets — (Continued)

	The Paradigm Fund		The Medical Fund
	For the		For the
	Period	For the	Period	For the
	Ended	Year Ended	Ended	Year Ended
	June 30, 2016	December 31,	June 30, 2016	December 31,
	(Unaudited)	2015	(Unaudited)	2015
CAPITAL SHARE TRANSACTIONS —
ADVISOR CLASS A:
Proceeds from shares sold	$2,624,535	$12,953,817	$72,241	$2,509,621
Redemption fees	227	288	57	36
Proceeds from shares issued to holders in reinvestment of dividends	—	—	—	342,177
Cost of shares redeemed	(31,744,415)	(42,179,329)	(1,383,331)	(965,699)
Net increase (decrease) in net assets resulting from capital share transactions	(29,119,653)	(29,225,224)	(1,311,033)	1,886,135
CAPITAL SHARE TRANSACTIONS —
ADVISOR CLASS C:
Proceeds from shares sold	2,650,899	9,780,718	—	124,759
Redemption fees	354	14	—	—
Proceeds from shares issued to holders in reinvestment of dividends	—	—	—	26,746
Cost of shares redeemed	(12,915,321)	(19,394,054)	(55,576)	(169,942)
Net decrease in net assets resulting from capital share transactions	(10,264,068)	(9,613,322)	(55,576)	(18,437)
CAPITAL SHARE TRANSACTIONS —
INSTITUTIONAL CLASS:
Proceeds from shares sold	22,103,227	70,078,418	N/A	N/A
Redemption fees	4,791	3,111	N/A	N/A
Proceeds from shares issued to holders in reinvestment of dividends	—	—	N/A	N/A
Cost of shares redeemed	(72,338,227)	(86,840,860)	N/A	N/A
Net decrease in net assets resulting from capital share transactions	(50,230,209)	(16,759,331)	N/A	N/A
TOTAL INCREASE (DECREASE)
IN NET ASSETS:	(100,107,094)	(337,442,760)	(4,703,925)	2,020,706
NET ASSETS:
Beginning of period	837,859,710	1,175,302,470	29,105,823	27,085,117
End of period*	$737,752,616	$837,859,710	$24,401,898	$29,105,823
* Including undistributed net investment income (loss) of:	$(10,731,151)	$(6,856,178)	$180,582	$22,011
The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Changes in Net Assets — (Continued)

	The Paradigm Fund		The Medical Fund
	For the		For the
	Period	For the	Period	For the
	Ended	Year Ended	Ended	Year Ended
	June 30, 2016	December 31,	June 30, 2016	December 31,
	(Unaudited)	2015	(Unaudited)	2015
CHANGES IN SHARES OUTSTANDING —
NO LOAD CLASS:
Shares sold	271,624	493,728	14,203	48,158
Shares issued in reinvestments of dividends and distributions	—	—	—	45,725
Shares redeemed	(1,523,809)	(6,455,849)	(45,562)	(80,322)
Net increase (decrease) in shares outstanding	(1,252,185)	(5,962,121)	(31,359)	13,561
CHANGES IN SHARES OUTSTANDING —
ADVISOR CLASS A:
Shares sold	88,567	383,607	2,733	76,179
Shares issued in reinvestments of dividends and distributions	—	—	—	11,452
Shares redeemed	(1,112,612)	(1,285,358)	(51,953)	(30,673)
Net increase (decrease) in shares outstanding	(1,024,045)	(901,751)	(49,220)	56,958
CHANGES IN SHARES OUTSTANDING —
ADVISOR CLASS C:
Shares sold	95,281	301,266	—	3,988
Shares issued in reinvestments of dividends and distributions	—	—	—	918
Shares redeemed	(453,963)	(615,520)	(2,160)	(5,439)
Net decrease in shares outstanding	(358,682)	(314,254)	(2,160)	(533)
CHANGES IN SHARES OUTSTANDING —
INSTITUTIONAL CLASS:
Shares sold	737,196	2,051,253	N/A	N/A
Shares issued in reinvestments of dividends and distributions	—	—	N/A	N/A
Shares redeemed	(2,368,987)	(2,559,551)	N/A	N/A
Net decrease in shares outstanding	(1,631,791)	(508,298)	N/A	N/A

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Changes in Net Assets — (Continued)

	The Small Cap		The Market
	Opportunities Fund		Opportunities Fund
	For the		For the
	Period	For the	Period	For the
	Ended	Year Ended	Ended	Year Ended
	June 30, 2016	December 31,	June 30, 2016	December 31,
	(Unaudited)	2015	(Unaudited)	2015
OPERATIONS:
Net investment loss	$(932,056)	$(2,872,798)	$(217,039)	$(495,653)
Net realized gain on sale of investments and foreign currency	5,167,097	40,425,317	802,100	5,054,165
Net change in unrealized appreciation (depreciation) of investments and foreign currency	6,992,868	(72,350,360)	1,329,398	(8,992,319)
Net increase (decrease) in net assets resulting from operations	11,227,909	(34,797,841)	1,914,459	(4,433,807)
CAPITAL SHARE TRANSACTIONS —
NO LOAD CLASS:
Proceeds from shares sold	945,357	6,489,018	67,701	452,522
Redemption fees	2,877	5,582	—	—
Cost of shares redeemed	(25,220,549)	(90,933,245)	(4,007,365)	(3,387,672)
Net decrease in net assets resulting from capital share transactions	(24,272,315)	(84,438,645)	(3,939,664)	(2,935,150)
CAPITAL SHARE TRANSACTIONS —
ADVISOR CLASS A:
Proceeds from shares sold	399,632	4,354,298	109,826	464,968
Redemption fees	74	164	—	4
Cost of shares redeemed	(3,325,704)	(12,725,934)	(831,067)	(4,206,822)
Net decrease in net assets resulting from capital share transactions	(2,925,998)	(8,371,472)	(721,241)	(3,741,850)
CAPITAL SHARE TRANSACTIONS —
ADVISOR CLASS C:
Proceeds from shares sold	175,295	1,540,034	49,290	147,771
Redemption fees	99	—	—	—
Cost of shares redeemed	(1,545,108)	(4,144,013)	(212,943)	(727,287)
Net decrease in net assets resulting from capital share transactions	(1,369,714)	(2,603,979)	(163,653)	(579,516)

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Changes in Net Assets — (Continued)

	The Small Cap		The Market
	Opportunities Fund		Opportunities Fund
	For the		For the
	Period	For the	Period	For the
	Ended	Year Ended	Ended	Year Ended
	June 30, 2016	December 31,	June 30, 2016	December 31,
	(Unaudited)	2015	(Unaudited)	2015
CAPITAL SHARE TRANSACTIONS —
INSTITUTIONAL CLASS:
Proceeds from shares sold	$8,254,104	$37,700,129	$167,843	$277,363
Redemption fees	66	5,630	—	—
Cost of shares redeemed	(12,385,138)	(40,526,909)	(875,401)	(772,372)
Net decrease in net assets resulting from capital share transactions	(4,130,968)	(2,821,150)	(707,558)	(495,009)
TOTAL DECREASE IN NET ASSETS:	(21,471,086)	(133,033,087)	(3,617,657)	(12,185,332)
NET ASSETS:
Beginning of period	219,987,400	353,020,487	42,166,278	54,351,610
End of period*	$198,516,314	$219,987,400	$38,548,621	$42,166,278
* Including undistributed net investment loss of:	$(5,012,417)	$(4,080,361)	$(804,465)	$(587,426)
CHANGES IN SHARES OUTSTANDING —
NO LOAD CLASS:
Shares sold	29,440	176,696	4,392	26,996
Shares redeemed	(789,834)	(2,482,816)	(259,168)	(204,096)
Net decrease in shares outstanding	(760,394)	(2,306,120)	(254,776)	(177,100)
CHANGES IN SHARES OUTSTANDING —
ADVISOR CLASS A:
Shares sold	12,538	120,018	7,337	27,989
Shares redeemed	(106,214)	(356,455)	(55,614)	(260,043)
Net decrease in shares outstanding	(93,676)	(236,437)	(48,277)	(232,054)
The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Changes in Net Assets — (Continued)

	The Small Cap		The Market
	Opportunities Fund		Opportunities Fund
	For the		For the
	Period	For the	Period	For the
	Ended	Year Ended	Ended	Year Ended
	June 30, 2016	December 31,	June 30, 2016	December 31,
	(Unaudited)	2015	(Unaudited)	2015
CHANGES IN SHARES OUTSTANDING —
ADVISOR CLASS C:
Shares sold	5,742	44,364	3,305	9,142
Shares redeemed	(50,687)	(122,629)	(14,422)	(45,272)
Net decrease in shares outstanding	(44,945)	(78,265)	(11,117)	(36,130)
CHANGES IN SHARES OUTSTANDING —
INSTITUTIONAL CLASS:
Shares sold	253,734	999,079	10,985	16,350
Shares redeemed	(380,098)	(1,134,556)	(55,925)	(47,445)
Net decrease in shares outstanding	(126,364)	(135,477)	(44,940)	(31,095)

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Changes in Net Assets — (Continued)

	The Alternative		The Multi-
	Income Fund		Disciplinary Income Fund
	For the		For the
	Period	For the	Period	For the
	Ended	Year Ended	Ended	Year Ended
	June 30, 2016	December 31,	June 30, 2016	December 31,
	(Unaudited)	2015	(Unaudited)	2015
OPERATIONS:
Net investment income	$8,879	$38,206	$1,822,675	$4,426,691
Net realized gain (loss) on sale of investments, foreign currency and written options and distributions received from other investment companies	352,794	1,242,092	(929,891)	(1,550,562)
Net change in unrealized appreciation (depreciation) of investments, foreign currency and written options	164,316	(331,341)	3,831,023	(4,902,242)
Net increase (decrease) in net assets resulting from operations	525,989	948,957	4,723,807	(2,026,113)
DISTRIBUTIONS TO SHAREHOLDERS —
NO LOAD CLASS:
Net investment income	—	—	(123,175)	(191,179)
Net realized gains	—	—	—	(7,624)
Total distributions	—	—	(123,175)	(198,803)
DISTRIBUTIONS TO SHAREHOLDERS —
ADVISOR CLASS A:
Net investment income	—	—	(131,201)	(227,693)
Net realized gains	—	—	—	(9,565)
Total distributions	—	—	(131,201)	(237,258)
DISTRIBUTIONS TO SHAREHOLDERS —
ADVISOR CLASS C:
Net investment income	—	—	(154,093)	(157,175)
Net realized gains	—	—	—	(8,371)
Total distributions	—	—	(154,093)	(165,546)
DISTRIBUTIONS TO SHAREHOLDERS —
INSTITUTIONAL CLASS:
Net investment income	—	(19,394)	(1,439,026)	(2,377,868)
Net realized gains	—	—	—	(85,793)
Total distributions	—	(19,394)	(1,439,026)	(2,463,661)
CAPITAL SHARE TRANSACTIONS —
NO LOAD CLASS:
Proceeds from shares sold	1,362,385	1,687,199	78,243	471,133
Redemption fees	83	3,409	—	40
Proceeds from shares issued to holders in reinvestment of dividends	—	—	112,894	186,758
Cost of shares redeemed	(1,197,621)	(5,521,196)	(1,066,942)	(4,348,492)
Net increase (decrease) in net assets resulting from capital share transactions	164,847	(3,830,588)	(875,805)	(3,690,561)
The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Changes in Net Assets — (Continued)

	The Alternative		The Multi-
	Income Fund		Disciplinary Income Fund
	For the		For the
	Period	For the	Period	For the
	Ended	Year Ended	Ended	Year Ended
	June 30, 2016	December 31,	June 30, 2016	December 31,
	(Unaudited)	2015	(Unaudited)	2015
CAPITAL SHARE TRANSACTIONS —
ADVISOR CLASS A:
Proceeds from shares sold	$1,060,827	$761,205	$381,996	$886,482
Redemption fees	82	—	—	367
Proceeds from shares issued to holders in reinvestment of dividends	—	—	106,394	215,606
Cost of shares redeemed	(358,570)	(775,056)	(3,644,726)	(4,138,991)
Net increase (decrease) in net assets resulting from capital share transactions	702,339	(13,851)	(3,156,336)	(3,036,536)
CAPITAL SHARE TRANSACTIONS —
ADVISOR CLASS C:
Proceeds from shares sold	250,696	151,620	120,700	516,516
Redemption fees	—	488	—	—
Proceeds from shares issued to holders in reinvestment of dividends	—	—	148,186	154,744
Cost of shares redeemed	(101,980)	(331,488)	(1,424,180)	(1,365,971)
Net increase (decrease) in net assets resulting from capital share transactions	148,716	(179,380)	(1,155,294)	(694,711)
CAPITAL SHARE TRANSACTIONS —
INSTITUTIONAL CLASS:
Proceeds from shares sold	1,009,499	3,555,305	5,634,213	29,981,522
Redemption fees	—	1,283	8	804
Proceeds from shares issued to holders in reinvestment of dividends	—	19,163	1,436,366	2,462,293
Cost of shares redeemed	(3,801,042)	(10,871,931)	(11,216,975)	(64,984,222)
Net decrease in net assets resulting from capital share transactions	(2,791,543)	(7,296,180)	(4,146,388)	(32,539,603)
TOTAL DECREASE IN NET ASSETS:	(1,249,652)	(10,390,436)	(6,457,511)	(45,052,792)
NET ASSETS:
Beginning of period	27,745,369	38,135,805	90,326,802	135,379,594
End of period*	$26,495,717	$27,745,369	$83,869,291	$90,326,802
* Including undistributed net investment income of:	$27,691	$18,812	$15,282	$40,102
The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Statements of Changes in Net Assets — (Continued)

	The Alternative		The Multi-
	Income Fund		Disciplinary Income Fund
	For the		For the
	Period	For the	Period	For the
	Ended	Year Ended	Ended	Year Ended
	June 30, 2016	December 31,	June 30, 2016	December 31,
	(Unaudited)	2015	(Unaudited)	2015
CHANGES IN SHARES OUTSTANDING —
NO LOAD CLASS:
Shares sold	14,831	18,558	7,564	43,279
Shares issued in reinvestments of dividends and distributions	—	—	10,714	17,449
Shares redeemed	(13,035)	(60,805)	(101,431)	(405,296)
Net increase (decrease) in shares outstanding	1,796	(42,247)	(83,153)	(344,568)
CHANGES IN SHARES OUTSTANDING —
ADVISOR CLASS A:
Shares sold	11,737	8,362	35,983	82,960
Shares issued in reinvestments of dividends and distributions	—	—	10,153	20,254
Shares redeemed	(3,932)	(8,696)	(347,651)	(393,862)
Net increase (decrease) in shares outstanding	7,805	(334)	(301,515)	(290,648)
CHANGES IN SHARES OUTSTANDING —
ADVISOR CLASS C:
Shares sold	2,869	1,735	11,624	48,420
Shares issued in reinvestments of dividends and distributions	—	—	14,260	14,642
Shares redeemed	(1,144)	(3,794)	(138,949)	(129,094)
Net increase (decrease) in shares outstanding	1,725	(2,059)	(113,065)	(66,032)
CHANGES IN SHARES OUTSTANDING —
INSTITUTIONAL CLASS:
Shares sold	10,847	38,472	534,142	2,758,151
Shares issued in reinvestments of dividends and distributions	—	206	135,993	229,675
Shares redeemed	(40,925)	(118,650)	(1,073,581)	(6,066,130)
Net decrease in shares outstanding	(30,078)	(79,972)	(403,446)	(3,078,304)
The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements
June 30, 2016 (Unaudited)
1. Organization
Kinetics Mutual Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and is incorporated in the State of Maryland. The Company is an open-end management investment company issuing its shares in series. One billion shares are authorized for the Company with a par value of $0.001 per share. The series of the Company presently authorized are The Internet Fund ("Internet"), The Global Fund ("Global"), The Paradigm Fund ("Paradigm"), The Medical Fund ("Medical"), The Small Cap Opportunities Fund ("Small Cap"), The Market Opportunities Fund ("Market Opportunities"), The Alternative Income Fund ("Alternative Income"), and The Multi-Disciplinary Income Fund ("Multi-Disciplinary Income"). Investment operations of the Company began on October 21, 1996 (Internet), September 30, 1999 (Medical), December 31, 1999 (Global and Paradigm), March 20, 2000 (Small Cap), January 31, 2006 (Market Opportunities), June 29, 2007 (Alternative Income), and February 11, 2008 (Multi-Disciplinary Income). Each series, unlike many other investment companies which directly acquire and manage their own portfolios of securities, seeks to achieve its investment objective by investing all of its investable assets in a corresponding portfolio series (each a "Master Portfolio" and collectively the "Master Portfolios") of Kinetics Portfolios Trust (the "Trust").
On April 28, 2000 (January 31, 2006, with respect to Market Opportunities, June 29, 2007, with respect to Alternative Income, and February 11, 2008, with respect to Multi-Disciplinary Income), each series in the Company entered into a master-feeder fund structure. By entering into this structure, each series (each a "Feeder Fund" and collectively, the "Feeder Funds") invested all of its assets in a corresponding Master Portfolio which had the same investment objective as the Feeder Fund. Each Master Portfolio has multiple feeder funds. Each Feeder Fund receives a proportionate amount of interest in the Master Portfolio equal to its relative contribution of capital. Thus, each Feeder Fund is allocated its portion of income, gains (losses) and expenses from the Master Portfolio.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2016 (Unaudited)
Each Feeder Fund's respective interest in the corresponding Master Portfolio as of June 30, 2016, is as follows:

Interest in
Master Portfolio
The Internet Fund	99.985%
The Global Fund	99.907%
The Paradigm Fund	98.596%
The Medical Fund	99.870%
The Small Cap Opportunities Fund	99.981%
The Market Opportunities Fund	99.961%
The Alternative Income Fund	99.547%
The Multi-Disciplinary Income Fund	99.807%
Prior to the conversion to a master-feeder fund structure on April 28, 2000, each then existing series conducted its own investment operations.
As of June 30, 2016, each of the Feeder Funds offers Advisor Class A shares. Advisor Class A shares are subject to an annual Rule 12b-1 fee of 0.25% of average daily net assets and a shareholder servicing fee of 0.25% of average daily net assets. The Advisor Class A shares are also subject to a front-end sales charge of 5.75%.
As of June 30, 2016, each of the Feeder Funds offers Advisor Class C shares. Advisor Class C shares are subject to an annual Rule 12b-1 fee of 0.75% of average daily net assets and a shareholder servicing fee of 0.25% of average daily net assets. If you sell your Advisor Class C shares within 12 months of purchase, you will have to pay a contingent deferred sales charge of 1.00%, which is applied to the NAV of the shares on the date of original purchase or on the date of redemption, whichever is less.
As of June 30, 2016, each of the Feeder Funds offers No Load Class shares. No Load Class shares are subject to a shareholder servicing fee of 0.25% of average daily net assets but do not have 12b-1 fees or a sales charge.
As of June 30, 2016, the Paradigm, Small Cap, Market Opportunities, Alternative Income, and Multi-Disciplinary Income Funds offer Institutional Class shares. Institutional Class shares are subject to a shareholder servicing fee of 0.20% of average daily net assets but do not have 12b-1 fees or a sales

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2016 (Unaudited)

charge. The Adviser has voluntarily agreed to waive the portion of the Institutional Class shareholder servicing fee in excess of 0.05%.
Each class of shares for each Fund has identical rights and privileges except with respect to the Rule 12b-1 fees paid by the Advisor Class A and Advisor Class C shares, the front-end sales charge on the Advisor Class A shares, the contingent deferred sales charge on Class C, the shareholder servicing fees paid by the Advisor Class A, Advisor Class C, No Load Class and Institutional Class shares, voting rights on matters pertaining to a single class of shares and the exchange privileges of each class of shares. Shares of each Feeder Fund will assess a 2.00% redemption fee (with exceptions) on shares redeemed or exchanged within 30 days of purchase. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class based on its relative net assets.
Refer to the Master Portfolios' financial statements to obtain information about the investment objective of the corresponding Feeder Fund. The financial statements of the Master Portfolios, including the portfolios of investments, are contained elsewhere in this report and should be read in conjunction with the Feeder Funds' financial statements.
2.  Significant Accounting Policies
Security Valuation
 Master Portfolio securities that are listed on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. All equity securities, including exchange-traded funds, that are traded using the National Association of Securities Dealers' Automated Quotation System ("NASDAQ") are valued using the NASDAQ Official Closing Price ("NOCP"). Foreign securities are valued by an independent pricing service. In the event market quotations are not readily available or if events occur that may materially affect the value of a particular security between the time trading ends on a particular security and the close of regular trading on the New York Stock Exchange ("NYSE"), "fair value" will be determined. Unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the last bid price. Exchange traded options are

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2016 (Unaudited)
valued at the composite price, using the National Best Bid and Offer quotes ("NBBO"). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Composite option pricing calculates the mean of the highest bid price and the lowest ask price across the exchanges where the option is traded. If the composite option price is not available, the mean between the highest bid and the lowest asked quotations at the close of the exchanges will be used. If none of the above are available, exchange traded options are valued at a quote provided by third party pricing agents. Non-exchange traded options for which over-the-counter quotations are not readily available are valued at the mean of the current bid and asked prices. If none of the third party pricing agents publish a price and it is the day of expiration, expiring options will be priced at intrinsic value. Debt obligations (including convertible securities) that are either investment grade or non-investment grade and irrespective of days to maturity will be valued as follows: Debt securities are valued at evaluated mean by one of the authorized third party pricing agents which rely on various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Investments in registered open-end investment companies, including money market funds, other than exchange-traded funds are valued at their reported net asset value ("NAV"). Certain instruments, such as repurchase agreements and demand notes, do not have values from third parties and are valued at amortized cost.
Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value using methods determined by the Board of Trustees of the Master Portfolios. In determining the fair value of a security, the Board of Trustees shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the portfolio manager of the Portfolios with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Advisor or other funds and the method used to price the security in those funds; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formula produced by third parties independent of the Advisor; and (vii) the liquidity or illiquidity of the market for the security; and (viii) the value of a foreign

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2016 (Unaudited)
security traded on other foreign markets. At June 30, 2016, 0.00%, 0.72%, 0.00%, 2.59% and 3.04% of the net assets of The Internet Portfolio, The Global Portfolio, The Paradigm Portfolio, The Small Cap Opportunities Portfolio and The Market Opportunities Portfolio, respectively, were fair valued securities. The other Master Portfolios did not hold any fair valued securities at June 30, 2016.
Repurchase Agreements
 Each Master Portfolio may enter into repurchase agreements with banks that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. Government Securities. In connection with transactions in repurchase agreements, it is the Trust's policy that the Master Portfolios receive, as collateral, securities whose market value, including accrued interest, at all times will be at least equal to 102% of the amount invested by the Master Portfolio in each repurchase agreement. If the seller defaults and the value of the collateral declines, realization of the collateral by the Master Portfolio may be delayed or limited.
Written Option Accounting
 The Master Portfolios may write (sell) call or put options for trading or hedging purposes. When a Master Portfolio writes an option, an amount equal to the premium received by the Master Portfolio is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. By writing the option, the Master Portfolio may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. When an option expires on its stipulated expiration date or the Master Portfolio enters into a closing purchase transaction, the Master Portfolio realizes a gain or loss if the cost of the closing transaction differs from the premium received when the option was sold, without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Master Portfolio realizes a gain or loss from the sale of the security (or closing of the short sale). As collateral for uncovered written options, the Master Portfolio is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2016 (Unaudited)
daily to reflect the exercise price of the purchase obligation for put options or the market value of the instrument underlying the contract for call options.
Foreign Currency Translations
 The books and records of the Master Portfolios are maintained in U.S. dollars. For the Master Portfolios, foreign currency transactions are translated into U.S. dollars on the following basis: (i) market values of investment securities and other assets and liabilities are translated at the exchange rate of such currencies against the U.S. dollar, as provided by an approved pricing service, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. The Master Portfolios do not isolate and treat as ordinary income that portion of the results of operations arising as a result of changes in the exchange rate from the 3uctuations arising from changes in the market prices of securities held during the period. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes, the Master Portfolios do isolate and treat as ordinary income the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the effect of changes in foreign exchange rates arising between trade date and settlement date.
Restricted and Illiquid Securities
 The Master Portfolios may invest in restricted securities. These securities are valued by the Master Portfolios after giving due consideration to pertinent factors including recent private sales, market conditions and the issuer's financial performance. The Master Portfolios have no right to require registration of unregistered securities. At June 30, 2016, the following Master Portfolios held securities restricted to institutional investors (144A securities):

		Percentage of
	Market Value	Net Assets
The Alternative Income Portfolio	$450,889	1.70%
The Multi-Disciplinary Income Portfolio	22,779,649	27.11%
An illiquid asset is any asset which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2016 (Unaudited)
which a Master Portfolio has valued the investment. At June 30, 2016, the following Master Portfolios held illiquid securities:

			Percentage of
	Market Value		Net Assets
The Internet Portfolio	$—	*	0.00%
The Paradigm Portfolio	—	*	0.00%
The Market Opportunities Portfolio	—	*	0.00%
The Multi-Disciplinary Income Portfolio	192,500		0.23%

*	Amount is less than $0.50
When-Issued Securities
 The Master Portfolios may purchase securities on a when-issued or delayed delivery basis. Although the purchase amounts of these securities are established at the time the purchaser enters into the agreement, these securities may be delivered and paid for at a future date. The Master Portfolios record purchases of when-issued securities and reflect the values of such securities in determining net asset value in the same manner as other portfolio securities. The Master Portfolios maintain at all times cash or other liquid assets in an amount at least equal to the amount of outstanding commitments for when-issued securities.
Securities Lending
Each Master Portfolio may lend its portfolio securities to broker-dealers by entering directly into lending arrangements with such broker-dealers or indirectly through repurchase agreements with respect to no more than 33 1/3% of the total assets of each Master Portfolio (including any collateral posted) or 50% of the total assets of each Master Portfolio (excluding any collateral posted). Securities lending and repurchase transactions will be fully collateralized at all times with cash and/or short-term debt obligations. The Master Portfolios receive interest on the collateral received as well as a fee for the securities loaned.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2016 (Unaudited)
Expense Allocation
 Common expenses incurred by Feeder Funds are allocated among the Feeder Funds (i) based upon relative average net assets, (ii) as incurred on a specific identification basis, or (iii) equally among the Feeder Funds, depending on the nature of the expenditure.
Each Feeder Fund records its proportionate share of the corresponding Master Portfolio's expenses on a daily basis. In addition, each Feeder Fund accrues its own separate expenses. Any cap on expenses includes Feeder Fund-specific expenses as well as the expenses allocated from the Master Portfolio.
Federal Income Taxes
 Each Master Portfolio will be treated as a partnership for federal income tax purposes. As such, each investor in the Master Portfolio via its investment in a Feeder Fund will be subject to taxation on its share of the Master Portfolio's ordinary income and capital gains. It is intended that the Master Portfolio's assets will be managed so an investor in the Master Portfolio via its investment in a Feeder Fund can satisfy the requirements of subchapter M of the Internal Revenue Code.
It is the Feeder Funds' policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and the Feeder Funds intend to distribute investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is recorded.
Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expenses and gain items for financial statement and tax purposes. Additionally, the Feeder Funds may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Where appropriate, reclassifications between capital accounts are made for such differences that are permanent in nature.
There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2016 (Unaudited)
returns. As of June 30, 2016, open tax years include the tax years ended December 31, 2012, through 2015. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next six months.
Use of Estimates
 The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.
Other
 Realized gains and losses on the sale of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is accounted for on the accrual basis and includes amortization of premiums and discounts on the effective interest method. Other noncash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Company's understanding of the applicable country's tax rules and rates.
3. Investment Adviser
The Trust has entered into Investment Advisory Agreements (the "Agreements") with Kinetics Asset Management LLC (the "Adviser"), with whom certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Master Portfolios. The Adviser is a wholly-owned subsidiary of Horizon Kinetics LLC. Under the terms of the Agreements, the Master Portfolios, except the Alternative Income Portfolio, compensate the Adviser for its management services at the annual rate of 1.25% of each Master Portfolio's average daily net assets. The Alternative Income Portfolio compensates the Adviser for its management services at the annual rate of 0.90% of the Master Portfolio's average daily net assets.
The Adviser has agreed to waive a portion of its advisory fee and/or reimburse certain operating expenses as deemed appropriate through at least May 1, 2017. The Adviser may discontinue the waiver/reimbursement at any time after

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2016 (Unaudited)

May 1, 2017; these waivers/reimbursements are not subject to recapture. Below are operating expense limitations by Feeder Fund and share class:

	The Internet	The Global
	Fund	Fund
No Load Class	1.89%	1.39%
Class A	2.14%	1.64%
Class C	2.64%	2.14%

	The Paradigm	The Medical
	Fund	Fund
No Load Class	1.64%	1.39%
Class A	1.89%	1.64%
Class C	2.39%	2.14%
Institutional Class	1.44%	NA

	The Small Cap	The Market
	Opportunities	Opportunities
	Fund	Fund
No Load Class	1.64%	1.64%
Class A	1.89%	1.89%
Class C	2.39%	2.39%
Institutional Class	1.44%	1.44%

	The Alternative	The Multi-
	Income	Disciplinary
	Fund	Income Fund
No Load Class	0.95%	1.49%
Class A	1.20%	1.74%
Class C	1.70%	2.24%
Institutional Class	0.75%	1.29%
For the six-month period ended June 30, 2016, the rate earned by the Adviser from the Master Portfolios and the waived fees/reimbursed expenses for the Feeder Funds are as follows:

	The Internet	The Global
	Fund	Fund
Annual Advisory Rate	1.25%	1.25%
Expenses Reimbursed by Adviser through
voluntary waiver	$—	$50,060

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2016 (Unaudited)

	The Paradigm	The Medical
	Fund	Fund
Annual Advisory Rate	1.25%	1.25%
Expenses Reimbursed by Adviser through voluntary waiver	$436,074	$80,594
Expenses Reimbursed by Adviser through institutional class shareholder servicing fee waiver	$204,228	N/A

	The Small Cap	The Market
	Opportunities	Opportunities
	Fund	Fund
Annual Advisory Rate	1.25%	1.25%
Expenses Reimbursed by Adviser through voluntary waiver	$118,423	$64,148
Expenses Reimbursed by Adviser through institutional class shareholder servicing fee waiver	$36,649	$1,511

	The Alternative	The Multi-
	Income	Disciplinary
	Fund	Income Fund
Annual Advisory Rate	0.90%	1.25%
Expenses Reimbursed by Adviser through voluntary waiver	$107,256	$157,139
Expenses Reimbursed by Adviser through institutional class shareholder servicing fee waiver	$13,971	$47,480
The Adviser receives the shareholder servicing fees from the No Load Class, Advisor Class A and Advisor Class C shares of a Feeder Fund pursuant to a Shareholder Servicing Agreement in the amount equal to 0.25% of the Feeder Fund's average daily net assets attributable to No Load Class, Advisor Class A and Advisor Class C shares, respectively. For the Institutional Class, the Adviser receives a shareholder servicing fee pursuant to a shareholder servicing agreement in the amount equal to 0.20% of a Feeder Fund's average daily net assets attributable to Institutional Class shares. At this time, the Adviser has contractually agreed to waive and/or reimburse the portion of the Institutional Class shareholder servicing fee in excess of 0.05% of a Feeder Fund's average daily net assets attributable to Institutional Class shares until at least May 1, 2017. For the six-month period ended June 30, 2016, the Adviser waived amounts depicted in the above table in shareholder servicing fees for the Institutional Class of the Paradigm, Small Cap, Market Opportunities, Alternative Income, and Multi-Disciplinary Income Funds.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2016 (Unaudited)

Shareholder Servicing
Expenses for
the period ended
June 30, 2016
The Internet Fund	$145,751
The Global Fund	8,274
The Paradigm Fund	865,713
The Medical Fund	31,109
The Small Cap Opportunities Fund	236,641
The Market Opportunities Fund	48,890
The Alternative Income Fund	28,909
The Multi-Disciplinary Income Fund	90,383
The Adviser is responsible for paying a portion of these shareholder servicing fees to various agents that have a written shareholder servicing agreement with the Adviser and that perform shareholder servicing functions and maintenance of shareholder accounts on behalf of their clients who own shares of the Feeder Funds.
For the six-month period ended June 30, 2016, the Feeder Funds were allocated $13,000 for the services of the Chief Compliance Officer employed by the Adviser.
The Company, on behalf of the Feeder Funds, has adopted two Retail Distribution Plans pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plans"). One 12b-1 Plan is for Advisor Class A shares, while the other 12b-1 Plan is for Advisor Class C shares. Under the 12b-1 Plan for Advisor Class A shares, Advisor Class A shares may pay up to an annual rate of 0.50% of the average daily net asset value of Advisor Class A shares to the Distributor or other qualified recipients under the 12b-1 Plan. During the six-month period ended June 30, 2016, payments under the 12b-1 Plan for the Advisor Class A shares of the Internet, Global, Paradigm, Medical, Small Cap, Market Opportunities, Alternative Income, and Multi-Disciplinary Income Funds were limited to 0.25% of the average daily net asset value of such shares of such Funds. Under the second 12b-1 Plan, Advisor Class C shares pay an annual rate of 0.75% of the average daily net asset value of such shares.

	12b-1 Expenses for the period ended June 30, 2016
	Advisor Class A	Advisor Class C
The Internet Fund	$3,424	$2,929
The Global Fund	397	6,177
The Paradigm Fund	135,046	398,737
The Medical Fund	6,120	1,957
The Small Cap Opportunities Fund	16,227	30,008
The Market Opportunities Fund	5,140	14,926
The Alternative Income Fund	2,629	5,642
The Multi-Disciplinary Income Fund	9,014	32,489

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2016 (Unaudited)

Kinetics Funds Distributor, LLC (the "Distributor") acts as the Funds' principal underwriter in a continuous public offering of the Funds' shares. The Distributor is an affiliate of the Adviser.

Distributor Sales
Load Fees for
the period
ended
June 30, 2016
The Internet Fund	$30
The Global Fund	—
The Paradigm Fund	3,081
The Medical Fund	322
The Small Cap Opportunities Fund	289
The Market Opportunities Fund	108
The Alternative Income Fund	1,384
The Multi-Disciplinary Income Fund	30
4. Reclassification of Capital Accounts
GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended December 31, 2015, each Feeder Fund recorded the following reclassifications to the accounts listed below:

	INCREASE/(DECREASE)
	Accumulated
	Net	Accumulated
	Investment	Net Realized
	Income	Gain
	(Loss)	(Loss)	Paid In Capital
The Internet Fund	$2,205,656	$(2,139,478)	$(66,178)
The Global Fund	43,769	8,661	(52,430)
The Paradigm Fund	10,674,501	(192,848)	(10,481,653)
The Medical Fund	381	(190,958)	190,577
The Small Cap Opportunities Fund	356,747	(189,473)	(167,274)
The Market Opportunities Fund	524,460	(314,309)	(210,151)
The Alternative Income Fund	—	2	(2)
The Multi-Disciplinary Income Fund	(587,388)	585,143	2,245

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2016 (Unaudited)

5. Income Taxes
At December 31, 2015, the components of accumulated earnings (losses) on a tax basis were as follows:

	Internet	Global	Paradigm	Medical
Net Unrealized Appreciation	$46,499,771	$211,369	$181,372,344	$10,439,369
Undistributed Ordinary Income	—	—	—	22,011
Undistributed Long-Term Capital Gains	3,753,798	—	—	—
Total Distributable Earnings	$3,753,798	$—	$—	$22,011
Other Accumulated Loss	(224,735)	(48,886)	(608,221,566)	—
Total Accumulated Gain (Loss)	$50,028,834	$162,483	$(426,849,222)	$10,461,380

				Multi-
	Small Cap	Market	Alternative	Disciplinary
	Opportunities	Opportunities	Income	Income
Net Unrealized Appreciation (Depreciation)	$(38,966,793)	$3,405,512	$86,289	$(6,841,228)
Undistributed Ordinary Income	—	—	18,812	40,102
Undistributed Long-Term Capital Gains	—	—	—	—
Total Distributable Earnings	$—	$—	$18,812	$40,102
Other Accumulated Loss	(98,430,290)	(17,028,429)	(6,327,625)	(1,136,409)
Total Accumulated Loss	$(137,397,083)	$(13,622,917)	$(6,222,524)	$(7,937,535)
At December 31, 2015, the Feeder Funds had accumulated net realized capital loss carryforwards expiring in the following years:

	2018	2017	2016	Total
The Internet Fund	$—	$—	$—	$—
The Global Fund	—	(27,489)	—	(27,489)
The Paradigm Fund	(115,786,082)	(445,505,345)	(45,902,125)	(607,193,552)
The Medical Fund	—	—	—	—
The Small Cap Opportunities Fund	(8,224,702)	(86,316,846)	—	(94,541,548)
The Market Opportunities Fund	(2,108,533)	(6,623,055)	(7,913,031)	(16,644,619)
The Alternative Income Fund	(2,203,647)	(4,123,978)	—	(6,327,625)
The Multi-Disciplinary Income Fund	—	—	—	—
As a result of the Regulated Investment Company Modernization Act of 2010 (the "Modernization Act"), losses incurred in this fiscal year and beyond retain their character, short-term or long-term, have no expiration date and are utilized prior to capital loss carryforwards accumulated before the enactment of the Modernization Act.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2016 (Unaudited)

At December 31, 2015, the Global Fund had $15,382 in short-term capital loss carryforwards without expiration and the Multi-Disciplinary Income Fund had $705,331 in long-term capital loss carryforwards without expiration.
For the year ended December 31, 2015, the following Feeder Funds utilized capital loss carryforwards:

Capital Loss
Carryforward
The Internet Fund	$—
The Global Fund	—
The Paradigm Fund	123,223,215
The Medical Fund	—
The Small Cap Opportunities Fund	40,234,429
The Market Opportunities Fund	4,689,935
The Alternative Income Fund	1,228,237
The Multi-Disciplinary Income Fund	—
At December 31, 2015, the following Feeder Funds deferred, on a tax basis, post-October losses:

	Late Year	Post-October
	Ordinary	Capital Loss
	Loss Deferral	Deferral
The Internet Fund	$—	$—
The Global Fund	(4,192)	(1,823)
The Paradigm Fund	(309,091)	—
The Medical Fund	—	—
The Small Cap Opportunities Fund	(3,345,372)	—
The Market Opportunities Fund	(206,393)	—
The Alternative Income Fund	—	—
The Multi-Disciplinary Income Fund	—	(431,078)
The tax components of dividends paid during the six-month period ended June 30, 2016, and the year ended December 31, 2015, are:

	The Internet Fund		The Global Fund
	Ordinary	Long-Term	Ordinary	Long-Term
	Income	Capital Gains	Income	Capital Gains
	Distribution	Distribution	Distribution	Distribution
2016	$—	$—	$—	$—
2015	$—	$27,584,492	$—	$3,860

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued)
June 30, 2016 (Unaudited)

	The Paradigm Fund		The Medical Fund
	Ordinary	Long-Term	Ordinary	Long-Term
	Income	Capital Gains	Income	Capital Gains
	Distribution	Distribution	Distribution	Distribution
2016	$—	$—	$—	$—
2015	$—	$—	$1,201,551	$686,006

	The Small Cap		The Market
	Opportunities Fund		Opportunities Fund
	Ordinary	Long-Term	Ordinary	Long-Term
	Income	Capital Gains	Income	Capital Gains
	Distribution	Distribution	Distribution	Distribution
2016	$—	$—	$—	$—
2015	$—	$—	$—	$—

	The Alternative		The Multi-Disciplinary
	Income Fund		Income Fund
	Ordinary	Long-Term	Ordinary	Long-Term
	Income	Capital Gains	Income	Capital Gains
	Distribution	Distribution	Distribution	Distribution
2016	$—	$—	$1,847,495	$—
2015	$19,394	$—	$3,065,268	$—

6. Tax Information
The Medical Fund designates 54% of dividends declared after December 31, 2015, from net investment income as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The Medical, Alternative Income, and Multi-Disciplinary Income Funds hereby designate 64%, 100% and 100%, respectively, as ordinary income distributions and 100%, 100% and 36%, respectively, for the Internet, Global and Medical Funds as long-term capital gain distributions for the purposes of the dividends paid deduction, which include earnings and profits distributed to shareholders on redemptions of Fund shares.
For corporate shareholders in the Feeder Funds, the percentage of ordinary dividend income distributed for the year ended December 31, 2015, which was designated as qualifying for the dividends-received deduction, is 35% for the Medical Fund. The Multi-Disciplinary Income Fund and the Alternative Income Fund designated 100% and 100%, respectively, of their ordinary income distributions for the fiscal year ended December 31, 2015, as interest-related dividends under Internal Revenue Code Section 871(k)(l)(C).

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Notes to Financial Statements — (Continued) June 30, 2016 (Unaudited)

The Medical Fund designated 92% of its ordinary income distribution as a short-term capital gain distribution under Internal Revenue Code Section 871(k)(2)(C).
7. Information about Proxy Voting
Information regarding how the Feeder Funds and the Master Portfolios vote proxies relating to portfolio securities is available without charge, upon request by calling toll-free at 1-800-930-3828 or by accessing the Company's website at www.kineticsfunds.com and by accessing the SEC's website at www.sec.gov. Information regarding how the Feeder Funds and the Master Portfolios voted proxies relating to portfolio securities during the most recent twelve month period ended June 30, is available without charge, upon request, by calling toll-free at 1-800-930-3828 or by accessing the SEC's website at www.sec.gov.
8. Information about the Portfolio Holdings
The Feeder Funds file their complete schedule of portfolio holdings for their first and third fiscal quarters with the SEC on Form N-Q. The Feeder Funds' Form N-Q is available without charge, upon request, by calling toll-free at 1-800-930-3828. Furthermore, you can obtain the Form N-Q on the SEC's website at www.sec.gov. Finally, the Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
9. Subsequent Events
In preparing these financial statements, management has evaluated Fund related events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or translations that occurred during the period that materially impacted the amounts or disclosures in the Funds' financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights

	The Internet Fund
	No Load Class
	For the Period Ended June 30, 2016 (Unaudited)		For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011
PER SHARE DATA:(1)
Net Asset Value, Beginning of Period	$41.68		$56.08	$59.27	$43.18	$36.26	$37.25
Income from Investment Operations:
Net investment loss(2)	(0.34)		(0.84)	(0.77)	(0.67)	(0.15)	(0.37)
Net realized and unrealized gain (loss) on investments	(1.28)		(2.21)	0.69	19.78	8.56	(0.37)
Total from Investment Operations	(1.62)		(3.05)	(0.08)	19.11	8.41	(0.74)
Redemption Fees	0.00	(3)	0.00 (3)	0.01	0.00 (3)	0.00 (3)	0.00 (3)
Less Distributions:
From net realized gains	—		(11.35)	(3.12)	(3.02)	(1.49)	(0.25)
Total Distributions	—		(11.35)	(3.12)	(3.02)	(1.49)	(0.25)
Net Asset Value, End of Period	$40.06		$41.68	$56.08	$59.27	$43.18	$36.26
Total return	(3.89	)%(4)	(5.42)%	(0.16)%	44.28%	23.24%	(1.98)%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000's)	$110,942		$122,332	$151,200	$172,332	$155,036	$103,828
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.87	%(5)	1.82%	1.78%	1.84%	1.94%	1.94%
After expense reimbursement(6)	1.87	%(5)	1.82%	1.78%	1.84%	1.89%	1.89%
Ratio of net investment loss to average net assets:
Before expense reimbursement	(1.69	)%(5)	(1.51)%	(1.34)%	(1.30)%	(0.41)%	(0.99)%
After expense reimbursement(6)	(1.69	)%(5)	(1.51)%	(1.34)%	(1.30)%	(0.36)%	(0.94)%
Portfolio turnover rate(7)	1%		1%	1%	8%	9%	32%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(7)	Portfolio turnover of The Internet Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Internet Fund
	Advisor Class A
	For the Period Ended June 30, 2016 (Unaudited)		For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011

PER SHARE DATA:(1)
Net Asset Value, Beginning of Period	$40.07		$54.51	$57.84	$42.30	$35.63	$36.69
Income from Investment Operations:
Net investment loss(2)	(0.37)		(0.95)	(0.89)	(0.81)	(0.24)	(0.46)
Net realized and unrealized gain (loss) on investments	(1.23)		(2.14)	0.68	19.36	8.40	(0.36)
Total from Investment Operations	(1.60)		(3.09)	(0.21)	18.55	8.16	(0.82)
Redemption Fees	—		—	0.00(3)	0.01	—	0.01
Less Distributions:
From net realized gains	—		(11.35)	(3.12)	(3.02)	(1.49)	(0.25)
Total Distributions	—		(11.35)	(3.12)	(3.02)	(1.49)	(0.25)
Net Asset Value, End of Period	$38.47		$40.07	$54.51	$57.84	$42.30	$35.63
Total return(4)	(3.99	)%(5)	(5.65)%	(0.41)%	43.94%	22.92%	(2.20)%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000's)	$2,610		$2,978	$5,143	$5,506	$1,379	$1,050
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.12	%(6)	2.07%	2.03%	2.09%	2.19%	2.19%
After expense reimbursement(7)	2.12	%(6)	2.07%	2.03%	2.09%	2.14%	2.14%
Ratio of net investment loss to average net assets:
Before expense reimbursement	(1.94	)%(6)	(1.76)%	(1.59)%	(1.55)%	(0.66)%	(1.24)%
After expense reimbursement(7)	(1.94	)%(6)	(1.76)%	(1.59)%	(1.55)%	(0.61)%	(1.19)%
Portfolio turnover rate(8)	1%		1%	1%	8%	9%	32%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	Not annualized.
(6)	Annualized.
(7)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(8)	Portfolio turnover of The Internet Portfolio.
The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Internet Fund
	Advisor Class C
	For the Period Ended June 30, 2016 (Unaudited)		For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011

PER SHARE DATA:(1)
Net Asset Value, Beginning of Period	$37.27		$51.81	$55.38	$40.79	$34.58	$35.79
Income from Investment Operations:
Net investment loss(2)	(0.43)		(1.15)	(1.11)	(1.03)	(0.43)	(0.63)
Net realized and unrealized gain (loss) on investments	(1.15)		(2.04)	0.64	18.64	8.13	(0.34)
Total from Investment Operations	(1.58)		(3.19)	(0.47)	17.61	7.70	(0.97)
Redemption Fees	—		—	0.02	—	—	0.01
Less Distributions:
From net realized gains	—		(11.35)	(3.12)	(3.02)	(1.49)	(0.25)
Total Distributions	—		(11.35)	(3.12)	(3.02)	(1.49)	(0.25)
Net Asset Value, End of Period	$35.69		$37.27	$51.81	$55.38	$40.79	$34.58
Total return	(4.24	)%(3)	(6.14)%	(0.86)%	43.20%	22.32%	(2.67)%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000's)	$812		$848	$1,105	$913	$185	$103
Ratio of operating expenses to
average net assets:
Before expense reimbursement	2.62	%(4)	2.57%	2.53%	2.59%	2.69%	2.69%
After expense reimbursement(5)	2.62	%(4)	2.57%	2.53%	2.59%	2.64%	2.64%
Ratio of net investment loss to average net assets:
Before expense reimbursement	(2.44	)%(4)	(2.26)%	(2.09)%	(2.05)%	(1.16)%	(1.74)%
After expense reimbursement(5)	(2.44	)%(4)	(2.26)%	(2.09)%	(2.05)%	(1.11)%	(1.69)%
Portfolio turnover rate(6)	1%		1%	1%	8%	9%	32%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Not annualized.
(4)	Annualized.
(5)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(6)	Portfolio turnover of The Internet Portfolio.
The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Global Fund
	No Load Class
	For the Period Ended June 30, 2016 (Unaudited)		For the Year Ended December 31, 2015		For the Year Ended December 31, 2014		For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011
PER SHARE DATA:(1)
Net Asset Value, Beginning of Period	$4.59		$5.33		$6.05		$4.71	$3.92	$4.67
Income from Investment Operations:
Net investment income (loss) (2)	0.02		(0.02)		(0.02)		0.01	0.03	0.06
Net realized and unrealized gain (loss) on investments	0.30		(0.72)		(0.70)		1.34	0.88	(0.78)
Total from Investment Operations	0.32		(0.74)		(0.72)		1.35	0.91	(0.72)
Redemption Fees(3)	0.00		0.00		0.00		0.00	0.00	0.00
Less Distributions:
From net investment income	—		—		—		(0.01)	(0.12)	(0.03)
From net realized gains	—		(0.00	)(3)	(0.00	)(3)	—	—	—
Total Distributions	—		(0.00	)(3)	(0.00	)(3)	(0.01)	(0.12)	(0.03)
Net Asset Value, End of Period	$4.91		$4.59		$5.33		$6.05	$4.71	$3.92
Total return	6.97	%(4)	(13.83)%		(11.89)%		28.59%	23.16%	(15.41)%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000's)	$5,027		$4,745		$6,771		$8,705	$5,069	$3,631
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.90	%(5)	2.87%		2.61%		2.83%	3.38%	3.94%
After expense reimbursement(6)	1.39	%(5)	1.39%		1.39%		1.39%	1.39%	1.39%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(0.70	)%(5)	(1.77)%		(1.54)%		(1.22)%	(1.22)%	(1.11)%
After expense reimbursement(6)	0.81	%(5)	(0.29)%		(0.32)%		0.22%	0.77%	1.44%
Portfolio turnover rate(7)	7%		16%		14%		15%	23%	135%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(7)	Portfolio turnover of The Global Portfolio.
The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Global Fund
	Advisor Class A
	For the Period Ended June 30, 2016 (Unaudited)		For the Year Ended December 31, 2015		For the Year Ended December 31, 2014		For the Year Ended December 31, 2013		For the Year Ended December 31, 2012	For the Year Ended December 31, 2011
PER SHARE DATA:(1)
Net Asset Value, Beginning of Period	$4.57		$5.31		$6.03		$4.71		$3.92	$4.68
Income from Investment Operations:
Net investment income (loss)(2)	0.01		(0.03)		(0.03)		(0.00	)(3)	0.02	0.05
Net realized and unrealized gain (loss) on investments	0.30		(0.71)		(0.70)		1.33		0.88	(0.78)
Total from Investment Operations	0.31		(0.74)		(0.73)		1.33		0.90	(0.73)
Redemption Fees	—		—		0.01		0.00	(3)	0.00 (3)	0.00 (3)
Less Distributions:
From net investment income	—		—		—		(0.01)		(0.11)	(0.03)
From net realized gains	—		(0.00	)(3)	(0.00	)(3)	—		—	—
Total Distributions	—		(0.00	)(3)	(0.00	)(3)	(0.01)		(0.11)	(0.03)
Net Asset Value, End of Period	$4.88		$4.57		$5.31		$6.03		$4.71	$3.92
Total return(4)	6.78	%(5)	(13.89)%		(11.93)%		28.16%		22.94%	(15.59)%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000's)	$326		$376		$497		$1,992		$1,093	$392
Ratio of operating expenses to average net assets:
Before expense reimbursement	3.15	%(6)	3.12%		2.86%		3.08%		3.63%	4.19%
After expense reimbursement(7)	1.64	%(6)	1.64%		1.64%		1.64%		1.64%	1.64%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(0.95	)%(6)	(2.02)%		(1.79)%		(1.47)%		(1.47)%	(1.36)%
After expense reimbursement(7)	0.56	%(6)	(0.54)%		(0.57)%		(0.03)%		0.52%	1.19%
Portfolio turnover rate(8)	7%		16%		14%		15%		23%	135%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	Not annualized.
(6)	Annualized.
(7)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(8)	Portfolio turnover of The Global Portfolio.
The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Global Fund
	Advisor Class C
	For the Period Ended June 30, 2016 (Unaudited)		For the Year Ended December 31, 2015		For the Year Ended December 31, 2014		For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011
PER SHARE DATA:(1)
Net Asset Value, Beginning of Period	$4.41		$5.16		$5.90		$4.62	$3.87	$4.64
Income from Investment Operations:
Net investment income (loss) (2)	0.00	(3)	(0.05)		(0.06)		(0.03)	0.00 (3)	0.03
Net realized and unrealized gain (loss) on investments	0.29		(0.70)		(0.68)		1.32	0.85	(0.77)
Total from Investment Operations	0.29		(0.75)		(0.74)		1.29	0.85	(0.74)
Redemption Fees	—		—		0.00	(3)	—	—	—
Less Distributions:
From net investment income	—		—		—		(0.01)	(0.10)	(0.03)
From net realized gains	—		(0.00	)(3)	(0.00	)(3)	—	—	—
Total Distributions	—		(0.00	)(3)	(0.00	)(3)	(0.01)	(0.10)	(0.03)
Net Asset Value, End of Period	$4.70		$4.41		$5.16		$5.90	$4.62	$3.87
Total return	6.58	%(4)	(14.48)%		(12.53)%		27.84%	22.04%	(15.94)%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000's)	$1,794		$1,614		$1,608		$1,523	$383	$111
Ratio of operating expenses to average net assets:
Before expense reimbursement	3.65	%(5)	3.62%		3.36%		3.58%	4.13%	4.69%
After expense reimbursement(6)	2.14	%(5)	2.14%		2.14%		2.14%	2.14%	2.14%
Ratio of net investment income (loss)to average net assets:
Before expense reimbursement	(1.45	)%(5)	(2.52)%		(2.29)%		(1.97)%	(1.97)%	(1.86)%
After expense reimbursement(6)	0.06	%(5)	(1.04)%		(1.07)%		(0.53)%	0.02%	0.69%
Portfolio turnover rate(7)	7%		16%		14%		15%	23%	135%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(7)	Portfolio turnover of The Global Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Paradigm Fund
	No Load Class
	For the Period Ended June 30, 2016 (Unaudited)		For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011
PER SHARE DATA:(1)
Net Asset Value, Beginning of Period	$31.24		$34.08	$34.35	$23.99	$19.81	$23.31
Income from Investment Operations:
Net investment income (loss) (2)	(0.15)		(0.32)	(0.36)	(0.15)	0.05	0.02
Net realized and unrealized gain (loss) on investments	1.56		(2.52)	0.09	10.72	4.25	(3.34)
Total from Investment Operations	1.41		(2.84)	(0.27)	10.57	4.30	(3.32)
Redemption Fees(3)	0.00		0.00	0.00	0.00	0.00	0.00
Less Distributions:
From net investment income	—		—	—	(0.21)	(0.12)	(0.18)
Total Distributions	—		—	—	(0.21)	(0.12)	(0.18)
Net Asset Value, End of Period	$32.65		$31.24	$34.08	$34.35	$23.99	$19.81
Total return	4.51	%(4)	(8.33)%	(0.79)%	44.07%	21.78%	(14.27)%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000's)	$264,372		$292,014	$521,738	$597,746	$416,696	$430,528
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.76	%(5)	1.71%	1.68%	1.72%	1.78%	1.78%
After expense reimbursement(6)	1.64	%(5)	1.64%	1.64%	1.64%	1.64%	1.64%
Ratio of net investment income(loss) to average net assets:
Before expense reimbursement	(1.09	)%(5)	(0.99)%	(1.06)%	(0.60)%	0.08%	(0.03)%
After expense reimbursement(6)	(0.97	)%(5)	(0.92)%	(1.02)%	(0.52)%	0.22%	0.11%
Portfolio turnover rate(7)	0%		2%	7%	4%	6%	58%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(7)	Portfolio turnover of The Paradigm Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Paradigm Fund
	Advisor Class A
	For the Period Ended June 30, 2016 (Unaudited)		For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011
PER SHARE DATA:(1)
Net Asset Value, Beginning of Period	$30.53		$33.39	$33.74	$23.59	$19.45	$22.95
Income from Investment Operations:
Net investment loss(2)	(0.18)		(0.39)	(0.43)	(0.22)	(0.01)	(0.03)
Net realized and unrealized gain (loss) on investments	1.52		(2.47)	0.08	10.53	4.18	(3.29)
Total from Investment Operations	1.34		(2.86)	(0.35)	10.31	4.17	(3.32)
Redemption Fees(3)	0.00		0.00	0.00	0.00	0.00	0.00
Less Distributions:
From net investment income	—		—	—	(0.16)	(0.03)	(0.18)
Total Distributions	—		—	—	(0.16)	(0.03)	(0.18)
Net Asset Value, End of Period	$31.87		$30.53	$33.39	$33.74	$23.59	$19.45
Total return(4)	4.39	%(5)	(8.57)%	(1.04)%	43.70%	21.49%	(14.49)%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000's)	$102,780		$129,707	$171,958	$204,548	$135,747	$146,939
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.01	%(6)	1.96%	1.93%	1.97%	2.03%	2.03%
After expense reimbursement(7)	1.89	%(6)	1.89%	1.89%	1.89%	1.89%	1.89%
Ratio of net investment loss to average net assets:
Before expense reimbursement	(1.34	)%(6)	(1.24)%	(1.31)%	(0.85)%	(0.17)%	(0.28)%
After expense reimbursement(7)	(1.22	)%(6)	(1.17)%	(1.27)%	(0.77)%	(0.03)%	(0.14)%
Portfolio turnover rate(8)	0%		2%	7%	4%	6%	58%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	Not annualized.
(6)	Annualized.
(7)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(8)	Portfolio turnover of The Paradigm Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Paradigm Fund
	Advisor Class C
	For the Period Ended June 30, 2016 (Unaudited)		For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011
PER SHARE DATA:(1)
Net Asset Value, Beginning of Period	$29.01		$31.88	$32.38	$22.66	$18.76	$22.25
Income from Investment Operations:
Net investment loss(2)	(0.24)		(0.53)	(0.58)	(0.35)	(0.11)	(0.14)
Net realized and unrealized gain (loss) on investments	1.44		(2.34)	0.08	10.10	4.01	(3.17)
Total from Investment Operations	1.20		(2.87)	(0.50)	9.75	3.90	(3.31)
Redemption Fees(3)	0.00		0.00	0.00	0.00	0.00	0.00
Less Distributions:
From net investment income	—		—	—	(0.03)	—	(0.18)
Total Distributions	—		—	—	(0.03)	—	(0.18)
Net Asset Value, End of Period	$30.21		$29.01	$31.88	$32.38	$22.66	$18.76
Total return	4.14	%(4)	(9.00)%	(1.54)%	43.01%	20.85%	(14.90)%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000's)	$107,899		$114,008	$135,333	$138,355	$101,405	$102,534
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.51	%(5)	2.46%	2.43%	2.47%	2.53%	2.53%
After expense reimbursement(6)	2.39	%(5)	2.39%	2.39%	2.39%	2.39%	2.39%
Ratio of net investment loss to average net assets:
Before expense reimbursement	(1.84	)%(5)	(1.74)%	(1.81)%	(1.35)%	(0.67)%	(0.78)%
After expense reimbursement(6)	(1.72	)%(5)	(1.67)%	(1.77)%	(1.27)%	(0.53)%	(0.64)%
Portfolio turnover rate(7)	0%		2%	7%	4%	6%	58%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(7)	Portfolio turnover of The Paradigm Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Paradigm Fund
	Institutional Class
	For the Period Ended June 30, 2016 (Unaudited)		For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011
PER SHARE DATA:(1)
Net Asset Value, Beginning of Period	$31.30		$34.08	$34.28	$23.93	$19.79	$23.25
Income from Investment Operations:
Net investment income (loss) (2)	(0.12)		(0.25)	(0.29)	(0.09)	0.10	0.07
Net realized and unrealized gain (loss) on investments	1.58		(2.53)	0.09	10.70	4.24	(3.35)
Total from Investment Operations	1.46		(2.78)	(0.20)	10.61	4.34	(3.28)
Redemption Fees(3)	0.00		0.00	0.00	0.00	0.00	0.00
Less Distributions:
From net investment income	—		—	—	(0.26)	(0.20)	(0.18)
Total Distributions	—		—	—	(0.26)	(0.20)	(0.18)
Net Asset Value, End of Period	$32.76		$31.30	$34.08	$34.28	$23.93	$19.79
Total return	4.66	%(4)	(8.16)%	(0.61)%	44.40%	21.99%	(14.13)%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000's)	$262,702		$302,130	$346,273	$333,682	$192,478	$134,309
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.71	%(5)	1.66%	1.63%	1.67%	1.73%	1.73%
After expense reimbursement(6)	1.44	%(5)	1.44%	1.44%	1.44%	1.44%	1.44%
Ratio of net investment income (loss)to average net assets:
Before expense reimbursement	(1.04	)%(5)	(0.94)%	(1.01)%	(0.55)%	0.13%	0.02%
After expense reimbursement(6)	(0.77	)%(5)	(0.72)%	(0.82)%	(0.32)%	0.42%	0.31%
Portfolio turnover rate(7)	0%		2%	7%	4%	6%	58%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(7)	Portfolio turnover of The Paradigm Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Medical Fund
	No Load Class
	For the Period Ended June 30, 2016 (Unaudited)		For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011
PER SHARE DATA:(1)
Net Asset Value, Beginning of Period	$30.62		$30.67	$26.38	$17.82	$18.75	$19.48
Income from Investment Operations:
Net investment income (2)	0.18		0.08	0.13	0.00 (3)	0.33	0.18
Net realized and unrealized gain (loss) on investments	(2.73)		1.96	4.21	8.77	1.32	0.82
Total from Investment Operations	(2.55)		2.04	4.34	8.77	1.65	1.00
Redemption Fees(3)	0.00		0.00	0.00	0.00	0.00	0.00
Less Distributions:
From net investment income	—		(0.12)	—	(0.06)	(0.36)	(0.25)
From net realized gains	—		(1.97)	(0.05)	(0.15)	(2.22)	(1.48)
Total Distributions	—		(2.09)	(0.05)	(0.21)	(2.58)	(1.73)
Net Asset Value, End of Period	$28.07		$30.62	$30.67	$26.38	$17.82	$18.75
Total return	(8.33	)%(4)	6.59%	16.44%	49.25%	8.86%	5.11%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000's)	$19,522		$22,257	$21,876	$20,489	$14,254	$16,376
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.04	%(5)	1.99%	2.02%	2.09%	2.22%	2.02%
After expense reimbursement(6)	1.39	%(5)	1.39%	1.39%	1.39%	1.39%	1.39%
Ratio of net investment income (loss)to average net assets:
Before expense reimbursement	0.69	%(5)	(0.35)%	(0.17)%	(0.70)%	0.83%	0.24%
After expense reimbursement(6)	1.34	%(5)	0.25%	0.46%	0.00%	1.66%	0.87%
Portfolio turnover rate(7)	0%		12%	3%	12%	0%	5%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(7)	Portfolio turnover of The Medical Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Medical Fund
	Advisor Class A
	For the Period Ended June 30, 2016 (Unaudited)		For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011
PER SHARE DATA:(1)
Net Asset Value, Beginning of Period	$29.57		$29.71	$25.62	$17.33	$18.29	$19.06
Income from Investment Operations:
Net investment income (loss) (2)	0.14		0.00 (3)	0.06	(0.06)	0.27	0.12
Net realized and unrealized gain (loss) on investments	(2.64)		1.90	4.08	8.52	1.29	0.80
Total from Investment Operations	(2.50)		1.90	4.14	8.46	1.56	0.92
Redemption Fees	0.00	(3)	0.00 (3)	0.00 (3)	0.01	0.00 (3)	0.00 (3)
Less Distributions:
From net investment income	—		(0.07)	—	(0.03)	(0.30)	(0.21)
From net realized gains	—		(1.97)	(0.05)	(0.15)	(2.22)	(1.48)
Total Distributions	—		(2.04)	(0.05)	(0.18)	(2.52)	(1.69)
Net Asset Value, End of Period	$27.07		$29.57	$29.71	$25.62	$17.33	$18.29
Total return(4)	(8.45	)%(5)	6.34%	16.15%	48.90%	8.60%	4.79%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000's)	$4,381		$6,241	$4,578	$3,746	$2,583	$3,240
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.29	%(6)	2.24%	2.27%	2.34%	2.47%	2.27%
After expense reimbursement(7)	1.64	%(6)	1.64%	1.64%	1.64%	1.64%	1.64%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	0.44	%(6)	(0.60)%	(0.42)%	(0.95)%	0.58%	(0.01)%
After expense reimbursement(7)	1.09	%(6)	0.00%	0.21%	(0.25)%	1.41%	0.62%
Portfolio turnover rate(8)	0%		12%	3%	12%	0%	5%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	Not annualized.
(6)	Annualized.
(7)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(8)	Portfolio turnover of The Medical Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Medical Fund
	Advisor Class C
	For the Period Ended June 30, 2016 (Unaudited)		For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011
PER SHARE DATA:(1)
Net Asset Value, Beginning of Period	$28.82		$29.15	$25.27	$17.19	$18.15	$18.90
Income from Investment Operations:
Net investment income (loss) (2)	0.08		(0.16)	(0.08)	(0.16)	0.17	0.02
Net realized and unrealized gain (loss) on investments	(2.58)		1.87	4.01	8.42	1.29	0.80
Total from Investment Operations	(2.50)		1.71	3.93	8.26	1.46	0.82
Redemption Fees	—		—	—	—	—	0.00 (3)
Less Distributions:
From net investment income	—		(0.07)	—	(0.03)	(0.20)	(0.09)
From net realized gains	—		(1.97)	(0.05)	(0.15)	(2.22)	(1.48)
Total Distributions	—		(2.04)	(0.05)	(0.18)	(2.42)	(1.57)
Net Asset Value, End of Period	$26.32		$28.82	$29.15	$25.27	$17.19	$18.15
Total return	(8.67	)%(4)	5.81%	15.54%	48.08%	8.08%	4.32%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000's)	$499		$608	$631	$531	$450	$580
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.79	%(5)	2.74%	2.77%	2.84%	2.97%	2.77%
After expense reimbursement(6)	2.14	%(5)	2.14%	2.14%	2.14%	2.14%	2.14%
Ratio of net investment income (loss)to average net assets:
Before expense reimbursement	(0.06	)%(5)	(1.10)%	(0.92)%	(1.45)%	0.08%	(0.51)%
After expense reimbursement(6)	0.59	%(5)	(0.50)%	(0.29)%	(0.75)%	0.91%	0.12%
Portfolio turnover rate(7)	0%		12%	3%	12%	0%	5%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(7)	Portfolio turnover of The Medical Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Small Cap Opportunities Fund
	No Load Class
	For the Period Ended June 30, 2016 (Unaudited)		For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011
PER SHARE DATA:(1)
Net Asset Value, Beginning of Period	$32.64		$37.21	$40.12	$25.17	$19.85	$23.32
Income from Investment Operations:
Net investment income (loss) (2)	(0.15)		(0.35)	(0.36)	(0.10)	0.01	(0.04)
Net realized and unrealized gain (loss) on investments	2.23		(4.22)	(2.56)	15.05	5.31	(3.15)
Total from Investment Operations	2.08		(4.57)	(2.92)	14.95	5.32	(3.19)
Redemption Fees	0.00	(3)	0.00 (3)	0.01	0.00 (3)	0.00 (3)	0.00 (3)
Less Distributions:
From net investment income	—		—	—	—	—	(0.28)
Total Distributions	—		—	—	—	—	(0.28)
Net Asset Value, End of Period	$34.72		$32.64	$37.21	$40.12	$25.17	$19.85
Total return	6.37	%(4)	(12.26)%	(7.28)%	59.40%	26.74%	(13.65)%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000's)	$127,874		$145,032	$251,110	$277,816	$63,947	$67,798
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.76	%(5)	1.73%	1.71%	1.73%	1.96%	1.90%
After expense reimbursement(6)	1.64	%(5)	1.64%	1.64%	1.64%	1.64%	1.64%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(1.06	)%(5)	(1.03)%	(0.96)%	(0.38)%	(0.25)%	(0.44)%
After expense reimbursement(6)	(0.94	)%(5)	(0.94)%	(0.89)%	(0.29)%	0.07%	(0.18)%
Portfolio turnover rate(7)	1%		2%	19%	6%	22%	47%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(7)	Portfolio turnover of The Small Cap Opportunities Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Small Cap Opportunities Fund
	Advisor Class A
	For the Period Ended June 30, 2016 (Unaudited)		For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Year Ended December 31, 2013	For the Year Ended December 31, 2012	For the Year Ended December 31, 2011
PER SHARE DATA:(1)
Net Asset Value, Beginning of Period	$31.88		$36.43	$39.39	$24.77	$19.59	$22.98
Income from Investment Operations:
Net investment loss(2)	(0.19)		(0.43)	(0.45)	(0.18)	(0.04)	(0.10)
Net realized and unrealized gain (loss) on investments	2.18		(4.12)	(2.51)	14.79	5.22	(3.08)
Total from Investment Operations	1.99		(4.55)	(2.96)	14.61	5.18	(3.18)
Redemption Fees	0.00	(3)	0.00 (3)	0.00 (3)	0.01	0.00 (3)	0.00 (3)
Less Distributions:
From net investment income	—		—	—	—	—	(0.21)
Total Distributions	—		—	—	—	—	(0.21)
Net Asset Value, End of Period	$33.87		$31.88	$36.43	$39.39	$24.77	$19.59
Total return(4)	6.24	%(5)	(12.47)%	(7.54)%	59.02%	26.44%	(13.85)%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000's)	$12,611		$14,857	$25,591	$21,871	$7,558	$7,250
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.01	%(6)	1.98%	1.96%	1.98%	2.21%	2.15%
After expense reimbursement(7)	1.89	%(6)	1.89%	1.89%	1.89%	1.89%	1.89%
Ratio of net investment loss to average net assets:
Before expense reimbursement	(1.31	)%(6)	(1.28)%	(1.21)%	(0.63)%	(0.50)%	(0.69)%
After expense reimbursement(7)	(1.19	)%(6)	(1.19)%	(1.14)%	(0.54)%	(0.18)%	(0.43)%
Portfolio turnover rate(8)	1%		2%	19%	6%	22%	47%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	Not annualized.
(6)	Annualized.
(7)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(8)	Portfolio turnover of The Small Cap Opportunities Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Small Cap Opportunities Fund
	Advisor Class C
	For the
	Period		For the	For the	For the	For the	For the
	Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2016		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2015	2014	2013	2012	2011
PER SHARE DATA:(1)
Net Asset Value, Beginning of Period	$30.88		$35.47	$38.53	$24.35	$19.36	$22.68
Income from Investment Operations:
Net investment loss(2)	(0.26)		(0.59)	(0.63)	(0.34)	(0.15)	(0.20)
Net realized and unrealized gain (loss) on investments	2.11		(4.00)	(2.44)	14.51	5.14	(3.04)
Total from Investment Operations	1.85		(4.59)	(3.07)	14.17	4.99	(3.24)
Redemption Fees	0.00	(3)	—	0.01	0.01	—	—
Less Distributions:
From net investment income	—		—	—	—	—	(0.08)
Total Distributions	—		—	—	—	—	(0.08)
Net Asset Value, End of Period	$32.73		$30.88	$35.47	$38.53	$24.35	$19.36
Total return	5.99	%(4)	(12.92)%	(7.97)%	58.23%	25.77%	(14.29)%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000's)	$7,897		$8,840	$12,928	$7,178	$2,536	$2,440
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.51	%(5)	2.48%	2.46%	2.48%	2.71%	2.65%
After expense reimbursement(6)	2.39	%(5)	2.39%	2.39%	2.39%	2.39%	2.39%
Ratio of net investment loss to average net assets:
Before expense reimbursement	(1.81	)%(5)	(1.78)%	(1.71)%	(1.13)%	(1.00)%	(1.19)%
After expense reimbursement(6)	(1.69	)%(5)	(1.69)%	(1.64)%	(1.04)%	(0.68)%	(0.93)%
Portfolio turnover rate(7)	1%		2%	19%	6%	22%	47%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(7)	Portfolio turnover of The Small Cap Opportunities Portfolio.
The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Small Cap Opportunities Fund
	Institutional Class
	For the
	Period		For the	For the	For the	For the	For the
	Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2016		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2015	2014	2013	2012	2011
PER SHARE DATA:(1)
Net Asset Value, Beginning of Period	$33.03		$37.57	$40.44	$25.32	$19.93	$23.45
Income from Investment Operations:
Net investment income (loss) (2)	(0.12)		(0.28)	(0.28)	(0.03)	0.06	0.00 (3)
Net realized and unrealized gain (loss) on investments	2.26		(4.26)	(2.59)	15.15	5.33	(3.17)
Total from Investment Operations	2.14		(4.54)	(2.87)	15.12	5.39	(3.17)
Redemption Fees	0.00	(3)	0.00 (3)	0.00 (3)	—	0.00 (3)	0.00 (3)
Less Distributions:
From net investment income	—		—	—	—	—	(0.35)
Total Distributions	—		—	—	—	—	(0.35)
Net Asset Value, End of Period	$35.17		$33.03	$37.57	$40.44	$25.32	$19.93
Total return	6.48	%(4)	(12.06)%	(7.12)%	59.72%	27.04%	(13.51)%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000's)	$50,134		$51,258	$63,392	$41,032	$7,482	$5,498
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.71	%(5)	1.68%	1.66%	1.68%	1.91%	1.85%
After expense reimbursement(6)	1.44	%(5)	1.44%	1.44%	1.44%	1.44%	1.44%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(1.01	)%(5)	(0.98)%	(0.91)%	(0.33)%	(0.20)%	(0.39)%
After expense reimbursement(6)	(0.74	)%(5)	(0.74)%	(0.69)%	(0.09)%	0.27%	0.02%
Portfolio turnover rate(7)	1%		2%	19%	6%	22%	47%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(7)	Portfolio turnover of The Small Cap Opportunities Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Market Opportunities Fund
	No Load Class
	For the
	Period		For the	For the	For the	For the	For the
	Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2016		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2015	2014	2013	2012	2011
PER SHARE DATA:(1)
Net Asset Value, Beginning of Period	$15.16		$16.68	$17.66	$12.08	$10.45	$11.46
Income from Investment Operations:
Net investment income (loss) (2)	(0.08)		(0.15)	(0.10)	0.00(3)	0.03	0.01
Net realized and unrealized gain (loss) on investments	0.84		(1.37)	(0.88)	5.65	1.80	(0.91)
Total from Investment Operations	0.76		(1.52)	(0.98)	5.65	1.83	(0.90)
Redemption Fees	—		—	0.00 (3)	0.00 (3)	0.00 (3)	0.00 (3)
Less Distributions:
From net investment income	—		—	—	(0.07)	(0.20)	(0.11)
Total Distributions	—		—	—	(0.07)	(0.20)	(0.11)
Net Asset Value, End of Period	$15.92		$15.16	$16.68	$17.66	$12.08	$10.45
Total return	5.01	%(4)	(9.11)%	(5.55)%	46.74%	17.52%	(7.85)%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000's)	$28,738		$31,230	$37,318	$47,466	$32,929	$30,191
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.96	%(5)	1.90%	1.86%	1.88%	1.97%	1.93%
After expense reimbursement(6)	1.64	%(5)	1.64%	1.64%	1.64%	1.64%	1.64%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(1.33	)%(5)	(1.17)%	(0.77)%	(0.21)%	(0.10)%	(0.20)%
After expense reimbursement(6)	(1.01	)%(5)	(0.91)%	(0.55)%	0.03%	0.23%	0.09%
Portfolio turnover rate(7)	1%		2%	18%	21%	26%	14%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(7)	Portfolio turnover of The Market Opportunities Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Market Opportunities Fund
	Advisor Class A
	For the
	Period		For the	For the	For the	For the	For the
	Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2016		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2015	2014	2013	2012	2011
PER SHARE DATA:(1)
Net Asset Value, Beginning of Period	$15.04		$16.59	$17.60	$12.07	$10.43	$11.43
Income from Investment Operations:
Net investment income (loss) (2)	(0.09)		(0.19)	(0.14)	(0.03)	0.00(3)	(0.02)
Net realized and unrealized gain (loss) on investments	0.82		(1.36)	(0.87)	5.63	1.80	(0.90)
Total from Investment Operations	0.73		(1.55)	(1.01)	5.60	1.80	(0.92)
Redemption Fees	—		0.00 (3)	—	0.00 (3)	0.00 (3)	0.00 (3)
Less Distributions:
From net investment income	—		—	—	(0.07)	(0.16)	(0.08)
Total Distributions	—		—	—	(0.07)	(0.16)	(0.08)
Net Asset Value, End of Period	$15.77		$15.04	$16.59	$17.60	$12.07	$10.43
Total return(4)	4.85	%(5)	(9.34)%	(5.74)%	46.36%	17.26%	(8.08)%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000's)	$3,960		$4,502	$8,817	$11,742	$6,518	$8,600
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.21	%(6)	2.15%	2.11%	2.13%	2.22%	2.18%
After expense reimbursement(7)	1.89	%(6)	1.89%	1.89%	1.89%	1.89%	1.89%
Ratio of net investment loss to average net assets:
Before expense reimbursement	(1.58	)%(6)	(1.42)%	(1.02)%	(0.46)%	(0.35)%	(0.45)%
After expense reimbursement(7)	(1.26	)%(6)	(1.16)%	(0.80)%	(0.22)%	(0.02)%	(0.16)%
Portfolio turnover rate(8)	1%		2%	18%	21%	26%	14%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	Not annualized.
(6)	Annualized.
(7)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(8)	Portfolio turnover of The Market Opportunities Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Market Opportunities Fund
	Advisor Class C
	For the
	Period		For the	For the	For the	For the	For the
	Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2016		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2015	2014	2013	2012	2011
PER SHARE DATA:(1)
Net Asset Value, Beginning of Period	$14.65		$16.24	$17.32	$11.94	$10.32	$11.30
Income from Investment Operations:
Net investment loss(2)	(0.13)		(0.27)	(0.22)	(0.11)	(0.06)	(0.08)
Net realized and unrealized gain (loss) on investments	0.80		(1.32)	(0.86)	5.56	1.78	(0.88)
Total from Investment Operations	0.67		(1.59)	(1.08)	5.45	1.72	(0.96)
Redemption Fees	—		—	0.00 (3)	0.00 (3)	0.00 (3)	—
Less Distributions:
From net investment income	—		—	—	(0.07)	(0.10)	(0.02)
Total Distributions	—		—	—	(0.07)	(0.10)	(0.02)
Net Asset Value, End of Period	$15.32		$14.65	$16.24	$17.32	$11.94	$10.32
Total return	4.57	%(4)	(9.79)%	(6.24)%	45.61%	16.70%	(8.51)%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000's)	$4,097		$4,079	$5,109	$5,525	$3,932	$4,233
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.71	%(5)	2.65%	2.61%	2.63%	2.72%	2.68%
After expense reimbursement(6)	2.39	%(5)	2.39%	2.39%	2.39%	2.39%	2.39%
Ratio of net investment loss to average net assets:
Before expense reimbursement	(2.08	)%(5)	(1.92)%	(1.52)%	(0.96)%	(0.85)%	(0.95)%
After expense reimbursement(6)	(1.76	)%(5)	(1.66)%	(1.30)%	(0.72)%	(0.52)%	(0.66)%
Portfolio turnover rate(7)	1%		2%	18%	21%	26%	14%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(7)	Portfolio turnover of The Market Opportunities Portfolio.
The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Market Opportunities Fund
	Institutional Class
	For the
	Period		For the	For the	For the	For the	For the
	Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2016		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2015	2014	2013	2012	2011
PER SHARE DATA:(1)
Net Asset Value, Beginning of Period	$15.29		$16.80	$17.74	$12.10	$10.46	$11.48
Income from Investment Operations:
Net investment income (loss)(2)	(0.06)		(0.12)	(0.06)	0.03	0.05	0.03
Net realized and unrealized gain (loss) on investments	0.85		(1.39)	(0.88)	5.67	1.81	(0.92)
Total from Investment Operations	0.79		(1.51)	(0.94)	5.70	1.86	(0.89)
Redemption Fees	—		—	—	0.01	—	—
Less Distributions:
From net investment income	—		—	—	(0.07)	(0.22)	(0.13)
Total Distributions	—		—	—	(0.07)	(0.22)	(0.13)
Net Asset Value, End of Period	$16.08		$15.29	$16.80	$17.74	$12.10	$10.46
Total return	5.17	%(3)	(8.93)%	(5.36)%	47.15%	17.83%	(7.71)%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000's)	$1,753		$2,355	$3,108	$1,809	$229	$186
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.91	%(4)	1.85%	1.81%	1.83%	1.92%	1.88%
After expense reimbursement(5)	1.44	%(4)	1.44%	1.44%	1.44%	1.44%	1.44%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(1.28	)%(4)	(1.12)%	(0.72)%	(0.16)%	(0.05)%	(0.15)%
After expense reimbursement(5)	(0.81	)%(4)	(0.71)%	(0.35)%	0.23%	0.43%	0.29%
Portfolio turnover rate(6)	1%		2%	18%	21%	26%	14%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Not annualized.
(4)	Annualized.
(5)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(6)	Portfolio turnover of The Market Opportunities Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Alternative Income Fund
	No Load Class
	For the
	Period		For the	For the	For the	For the	For the
	Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2016		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2015	2014	2013	2012(1)	2011(1)
PER SHARE DATA:(2)
Net Asset Value, Beginning of Period	$91.68		$89.06	$87.88	$83.31	$77.90	$83.82
Income from Investment Operations:
Net investment income (loss) (3)	(0.01)		0.01	(0.12)	(0.21)	1.53	1.03
Net realized and unrealized gain (loss) on investments	1.80		2.56	1.30	4.78	6.09	(5.13)
Total from Investment Operations	1.79		2.57	1.18	4.57	7.62	(4.10)
Redemption Fees	0.00	(4)	0.05	0.00 (4)	0.00 (4)	0.00 (4)	0.00 (4)
Less Distributions:
From net investment income	—		—	—	—	(2.21)	(1.82)
Total Distributions	—		—	—	—	(2.21)	(1.82)
Net Asset Value, End of Period	$93.47		$91.68	$89.06	$87.88	$83.31	$77.90
Total return	1.95	%(5)	2.94%	1.50%	5.22%	9.90%	(4.88)%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000's)	$4,827		$4,570	$8,202	$11,848	$4,699	$5,613
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.75	%(6)	1.74%	1.80%	2.23%	2.55%	2.29%
After expense reimbursement(7)	0.95	%(6)	0.95%	0.95%	0.95%	1.64%	1.64%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(0.81	)%(6)	(0.78)%	(0.99)%	(1.52)%	0.93%	0.59%
After expense reimbursement(7)	(0.01	)%(6)	0.01%	(0.14)%	(0.24)%	1.84%	1.24%
Portfolio turnover rate(8)	0%		6%	17%	19%	56%	69%

(1)	Per share data adjusted for 1:10 reverse stock split completed as of May 31, 2013.
(2)	Information presented relates to a share of capital stock outstanding for each period.
(3)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(4)	Amount calculated is less than $0.005.
(5)	Not annualized.
(6)	Annualized.
(7)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(8)	Portfolio turnover of The Alternative Income Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Alternative Income Fund
	Advisor Class A
	For the
	Period		For the	For the	For the	For the	For the
	Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2016		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2015	2014	2013	2012(1)	2011(1)
PER SHARE DATA:(2)
Net Asset Value, Beginning of Period	$91.02		$88.69	$87.73	$83.38	$77.76	$83.52
Income from Investment Operations:
Net investment income (loss) (3)	(0.12)		(0.22)	(0.34)	(0.43)	1.31	0.82
Net realized and unrealized gain (loss) on investments	1.78		2.55	1.30	4.77	6.09	(5.13)
Total from Investment Operations	1.66		2.33	0.96	4.34	7.40	(4.31)
Redemption Fees	0.00	(4)	—	0.00 (4)	0.01	0.00 (4)	0.01
Less Distributions:
From net investment income	—		—	—	—	(1.78)	(1.46)
Total Distributions	—		—	—	—	(1.78)	(1.46)
Net Asset Value, End of Period	$92.68		$91.02	$88.69	$87.73	$83.38	$77.76
Total return(5)	1.83	%(6)	2.63%	1.24%	4.91%	9.61%	(5.08)%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000's)	$2,316		$1,565	$1,554	$2,898	$2,597	$4,559
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.00	%(7)	1.99%	2.05%	2.48%	2.80%	2.54%
After expense reimbursement(8)	1.20	%(7)	1.20%	1.20%	1.20%	1.89%	1.89%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(1.06	)%(7)	(1.03)%	(1.24)%	(1.77)%	0.68%	0.34%
After expense reimbursement(8)	(0.26	)%(7)	(0.24)%	(0.39)%	(0.49)%	1.59%	0.99%
Portfolio turnover rate(9)	0%		6%	17%	19%	56%	69%

(1)	Per share data adjusted for 1:10 reverse stock split completed as of May 31, 2013.
(2)	Information presented relates to a share of capital stock outstanding for each period.
(3)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(4)	Amount calculated is less than $0.005.
(5)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(6)	Not annualized.
(7)	Annualized.
(8)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(9)	Portfolio turnover of The Alternative Income Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Alternative Income Fund
	Advisor Class C
	For the
	Period		For the	For the	For the	For the	For the
	Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2016		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2015	2014	2013	2012(1)	2011(1)
PER SHARE DATA:(2)
Net Asset Value, Beginning of Period	$88.46		$86.60	$86.10	$82.26	$76.75	$82.53
Income from Investment Operations:
Net investment income (loss) (3)	(0.33)		(0.65)	(0.77)	(0.84)	0.89	0.40
Net realized and unrealized gain (loss) on investments	1.72		2.48	1.27	4.68	6.00	(5.03)
Total from Investment Operations	1.39		1.83	0.50	3.84	6.89	(4.63)
Redemption Fees	—		0.03	—	—	0.00 (4)	0.01
Less Distributions:
From net investment income	—		—	—	—	(1.38)	(1.16)
Total Distributions	—		—	—	—	(1.38)	(1.16)
Net Asset Value, End of Period	$89.85		$88.46	$86.60	$86.10	$82.26	$76.75
Total return	1.57	%(5)	2.15%	0.74%	4.46%	8.96%	(5.51)%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000's)	$1,532		$1,356	$1,506	$1,862	$1,763	$2,316
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.50	%(6)	2.49%	2.55%	2.98%	3.30%	3.04%
After expense reimbursement(7)	1.70	%(6)	1.70%	1.70%	1.70%	2.39%	2.39%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(1.56	)%(6)	(1.53)%	(1.74)%	(2.27)%	0.18%	(0.16)%
After expense reimbursement(7)	(0.76	)%(6)	(0.74)%	(0.89)%	(0.99)%	1.09%	0.49%
Portfolio turnover rate(8)	0%		6%	17%	19%	56%	69%

(1)	Per share data adjusted for 1:10 reverse stock split completed as of May 31, 2013.
(2)	Information presented relates to a share of capital stock outstanding for each period.
(3)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(4)	Amount calculated is less than $0.005.
(5)	Not annualized.
(6)	Annualized.
(7)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(8)	Portfolio turnover of The Alternative Income Portfolio.
The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Alternative Income Fund
	Institutional Class
	For the
	Period		For the	For the	For the	For the	For the
	Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2016		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2015	2014	2013	2012(1)	2011(1)
PER SHARE DATA:(2)
Net Asset Value, Beginning of Period	$92.84		$90.14	$88.76	$84.00	$78.49	$84.22
Income from Investment Operations:
Net investment income (loss) (3)	0.09		0.19	0.06	(0.04)	1.72	1.21
Net realized and unrealized gain (loss) on investments	1.82		2.60	1.32	4.80	6.16	(5.13)
Total from Investment Operations	1.91		2.79	1.38	4.76	7.88	(3.92)
Redemption Fees	0.00	(4)	0.00 (4)	0.00 (4)	—	0.01	0.17
Less Distributions:
From net investment income	—		(0.09)	—	—	(2.38)	(1.98)
Total Distributions	—		(0.09)	—	—	(2.38)	(1.98)
Net Asset Value, End of Period	$94.75		$92.84	$90.14	$88.76	$84.00	$78.49
Total return	2.05	%(5)	3.09%	1.72%	5.39%	10.17%	(4.43)%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000's)	$17,820		$20,255	$26,874	$6,854	$1,629	$798
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.70	%(6)	1.69%	1.75%	2.18%	2.50%	2.24%
After expense reimbursement(7)	0.75	%(6)	0.75%	0.75%	0.75%	1.44%	1.44%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(0.76	)%(6)	(0.73)%	(0.94)%	(1.47)%	0.98%	0.64%
After expense reimbursement(7)	0.19	%(6)	0.21%	0.06%	(0.04)%	2.04%	1.44%
Portfolio turnover rate(8)	0%		6%	17%	19%	56%	69%

(1)	Per share data adjusted for 1:10 reverse stock split completed as of May 31, 2013.
(2)	Information presented relates to a share of capital stock outstanding for each period.
(3)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(4)	Amount calculated is less than $0.005.
(5)	Not annualized.
(6)	Annualized.
(7)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(8)	Portfolio turnover of The Alternative Income Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Multi-Disciplinary Income Fund
	No Load Class
	For the
	Period		For the	For the	For the		For the	For the
	Ended		Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
	June 30, 2016		December 31,	December 31,	December 31,		December 31,	December 31,
	(Unaudited)		2015	2014	2013		2012	2011
PER SHARE DATA:(1)
Net Asset Value, Beginning of Period	$10.32		$10.79	$11.02	$11.08		$10.09	$10.47
Income from Investment Operations:
Net investment income(2)	0.22		0.37	0.33	0.20		0.34	0.83
Net realized and unrealized gain (loss) on investments	0.37		(0.60)	(0.06)	0.28		1.20	(0.80)
Total from Investment Operations	0.59		(0.23)	0.27	0.48		1.54	0.03
Redemption Fees	—		0.00 (3)	0.00 (3)	0.00	(3)	0.00 (3)	0.00 (3)
Less Distributions:
From net investment income	(0.23)		(0.23)	(0.29)	(0.28)		(0.43)	(0.36)
From net realized gains	—		(0.01)	(0.21)	(0.26)		(0.12)	(0.05)
Total Distributions	(0.23)		(0.24)	(0.50)	(0.54)		(0.55)	(0.41)
Net Asset Value, End of Period	$10.68		$10.32	$10.79	$11.02		$11.08	$10.09
Total return	5.75	%(4)	(2.17)%	2.46%	4.28%		15.38%	0.24%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000's)	$5,432		$6,108	$10,105	$19,553		$19,566	$13,389
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.86	%(5)	1.79%	1.79%	1.83	%(6)	2.00%	2.38%
After expense reimbursement(7)	1.49	%(5)	1.49%	1.49%	1.50	%(6)	1.49%	1.49%
Ratio of net investment income to average net assets:
Before expense reimbursement	3.87	%(5)	3.08%	2.63%	1.41	%(8)	2.65%	7.09%
After expense reimbursement(7)	4.24	%(5)	3.38%	2.93%	1.74	%(8)	3.16%	7.98%
Portfolio turnover rate(9)	0%		10%	35%	54%		41%	74%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)
The ratio of expenses includes borrowing expense on securities sold short. The expense ratio excluding borrowing expenses on securities sold short was 1.82% before expense reimbursement and 1.49% after expense reimbursement.

(7)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(8)	The ratio of net investment income includes borrowing expense on securities sold short.
(9)	Portfolio turnover of The Multi-Disciplinary Income Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Multi-Disciplinary Income Fund
	Advisor Class A
	For the
	Period		For the	For the	For the		For the	For the
	Ended		Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
	June 30, 2016		December 31,	December 31,	December 31,		December 31,	December 31,
	(Unaudited)		2015	2014	2013		2012	2011
PER SHARE DATA:(1)
Net Asset Value, Beginning of Period	$10.27		$10.75	$10.98	$11.03		$10.05	$10.44
Income from Investment Operations:
Net investment income(2)	0.21		0.34	0.30	0.17		0.31	0.78
Net realized and unrealized gain (loss) on investments	0.36		(0.60)	(0.06)	0.29		1.20	(0.78)
Total from Investment Operations	0.57		(0.26)	0.24	0.46		1.51	—
Redemption Fees	—		0.00 (3)	0.00 (3)	0.00	(3)	0.00 (3)	—
Less Distributions:
From net investment income	(0.21)		(0.21)	(0.26)	(0.25)		(0.41)	(0.34)
From net realized gains	—		(0.01)	(0.21)	(0.26)		(0.12)	(0.05)
Total Distributions	(0.21)		(0.22)	(0.47)	(0.51)		(0.53)	(0.39)
Net Asset Value, End of Period	$10.63		$10.27	$10.75	$10.98		$11.03	$10.05
Total return(4)	5.62	%(5)	(2.46)%	2.17%	4.15%		15.12%	(0.01)%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000's)	$5,854		$8,754	$12,281	$36,170		$25,764	$4,726
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.11	%(6)	2.04%	2.04%	2.08	%(7)	2.25%	2.63%
After expense reimbursement(8)	1.74	%(6)	1.74%	1.74%	1.75	%(7)	1.74%	1.74%
Ratio of net investment income to average net assets:
Before expense reimbursement	3.62	%(6)	2.83%	2.38%	1.16	%(9)	2.40%	6.84%
After expense reimbursement(8)	3.99	%(6)	3.13%	2.68%	1.49	%(9)	2.91%	7.73%
Portfolio turnover rate(10)	0%		10%	35%	54%		41%	74%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	Not annualized.
(6)	Annualized.
(7)
The ratio of expenses includes borrowing expense on securities sold short. The expense ratio excluding borrowing expenses on securities sold short was 2.07% before expense reimbursement and 1.74% after expense reimbursement.

(8)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(9)	The ratio of net investment income includes borrowing expense on securities sold short.
(10)	Portfolio turnover of The Multi-Disciplinary Income Portfolio.
The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Multi-Disciplinary Income Fund
	Advisor Class C
	For the
	Period		For the	For the	For the		For the	For the
	Ended		Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
	June 30, 2016		December 31,	December 31,	December 31,		December 31,	December 31,
	(Unaudited)		2015	2014	2013		2012	2011
PER SHARE DATA:(1)
Net Asset Value, Beginning of Period	$10.18		$10.65	$10.90	$10.96		$10.00	$10.40
Income from Investment Operations:
Net investment income(2)	0.18		0.28	0.24	0.11		0.26	0.74
Net realized and unrealized gain (loss) on investments	0.36		(0.58)	(0.06)	0.29		1.18	(0.78)
Total from Investment Operations	0.54		(0.30)	0.18	0.40		1.44	(0.04)
Redemption Fees	—		—	0.00(3)	—		—	—
Less Distributions:
From net investment income	(0.19)		(0.16)	(0.22)	(0.20)		(0.36)	(0.31)
From net realized gains	—		(0.01)	(0.21)	(0.26)		(0.12)	(0.05)
Total Distributions	(0.19)		(0.17)	(0.43)	(0.46)		(0.48)	(0.36)
Net Asset Value, End of Period	$10.53		$10.18	$10.65	$10.90		$10.96	$10.00
Total return	5.33	%(4)	(2.84)%	1.61%	3.59%		14.48%	(0.49)%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000's)	$8,395		$9,266	$10,403	$11,209		$7,485	$1,645
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.61	%(5)	2.54%	2.54%	2.58	%(6)	2.75%	3.13%
After expense reimbursement(7)	2.24	%(5)	2.24%	2.24%	2.25	%(6)	2.24%	2.24%
Ratio of net investment income to average net assets:
Before expense reimbursement	3.12	%(5)	2.33%	1.88%	0.66	%(8)	1.90%	6.34%
After expense reimbursement(7)	3.49	%(5)	2.63%	2.18%	0.99	%(8)	2.41%	7.23%
Portfolio turnover rate(9)	0%		10%	35%	54%		41%	74%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)
The ratio of expenses includes borrowing expense on securities sold short. The expense ratio excluding borrowing expenses on securities sold short was 2.57% before expense reimbursement and 2.24% after expense reimbursement.

(7)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(8)	The ratio of net investment income includes borrowing expense on securities sold short.
(9)	Portfolio turnover of The Multi-Disciplinary Income Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS
Financial Highlights — (Continued)

	The Multi-Disciplinary Income Fund
	Institutional Class
	For the
	Period		For the	For the	For the		For the	For the
	Ended		Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
	June 30, 2016		December 31,	December 31,	December 31,		December 31,	December 31,
	(Unaudited)		2015	2014	2013		2012	2011
PER SHARE DATA:(1)
Net Asset Value, Beginning of Period	$10.34		$10.82	$11.06	$11.11		$10.12	$10.50
Income from Investment Operations:
Net investment income(2)	0.23		0.39	0.35	0.22		0.36	0.85
Net realized and unrealized gain (loss) on investments	0.37		(0.59)	(0.06)	0.29		1.20	(0.80)
Total from Investment Operations	0.60		(0.20)	0.29	0.51		1.56	0.05
Redemption Fees	0.00	(3)	0.00 (3)	—	—		—	—
Less Distributions:
From net investment income	(0.24)		(0.27)	(0.32)	(0.30)		(0.45)	(0.38)
From net realized gains	—		(0.01)	(0.21)	(0.26)		(0.12)	(0.05)
Total Distributions	(0.24)		(0.28)	(0.53)	(0.56)		(0.57)	(0.43)
Net Asset Value, End of Period	$10.70		$10.34	$10.82	$11.06		$11.11	$10.12
Total return	5.84	%(4)	(1.96)%	2.61%	4.58%		15.55%	0.42%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000's)	$64,188		$66,199	$102,590	$23,227		$6,576	$3,878
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.81	%(5)	1.74%	1.74%	1.78	%(6)	1.95%	2.33%
After expense reimbursement(7)	1.29	%(5)	1.29%	1.29%	1.30	%(6)	1.29%	1.29%
Ratio of net investment income to average net assets:
Before expense reimbursement	3.92	%(5)	3.13%	2.68%	1.46	%(8)	2.70%	7.14%
After expense reimbursement(7)	4.44	%(5)	3.58%	3.13%	1.94	%(8)	3.36%	8.18%
Portfolio turnover rate(9)	0%		10%	35%	54%		41%	74%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)
The ratio of expenses includes borrowing expense on securities sold short. The expense ratio excluding borrowing expenses on securities sold short was 1.77% before expense reimbursement and 1.29% after expense reimbursement.

(7)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(8)	The ratio of net investment income includes borrowing expense on securities sold short.
(9)	Portfolio turnover of The Multi-Disciplinary Income Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Allocation of Portfolio Assets
June 30, 2016 (Unaudited)
The Internet Portfolio

		Percentage
	Market	of Total
Sector Allocation*	Value	Net Assets
Information	$35,713,519	31.2%
Finance and Insurance	7,874,756	6.9%
Management of Companies and Enterprises	7,405,136	6.5%
Retail Trade	5,502,158	4.8%
Manufacturing	4,109,850	3.6%
Administrative and Support and Waste Management and Remediation Services	2,794,292	2.5%
Real Estate and Rental and Leasing	367,460	0.3%
Arts, Entertainment, and Recreation	361,900	0.3%
Petroleum and Gas	16,865	0.0%
Professional, Scientific, and Technical Services	4,780	0.0%

*	Excludes Short-Term Investments

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Allocation of Portfolio Assets
June 30, 2016 (Unaudited) — (Continued)
The Global Portfolio

		Percentage
	Market	of Total
Country Allocation*	Value	Net Assets
Canada	$2,319,094	32.5%
United States	1,904,014	26.7%
Cayman Islands	323,400	4.5%
France	321,556	4.5%
United Kingdom	93,349	1.3%
Japan	72,832	1.0%
Brazil	52,534	0.7%
Argentina	25,222	0.4%
Netherlands	5,984	0.1%
Denmark	5,232	0.1%
Spain	4,715	0.1%
Sweden	3,320	0.0%

*	Excludes Short-Term Investments

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Allocation of Portfolio Assets
June 30, 2016 (Unaudited) — (Continued)
The Paradigm Portfolio

		Percentage
	Market	of Total
Sector Allocation*	Value	Net Assets
Information	$146,007,843	19.5%
Real Estate and Rental and Leasing	108,347,634	14.5%
Petroleum and Gas	103,591,576	13.8%
Finance and Insurance	95,062,695	12.7%
Management of Companies and Enterprises	61,993,464	8.3%
Mining, Quarrying, and Oil and Gas Extraction	33,056,535	4.4%
Manufacturing	31,582,317	4.2%
Retail Trade	31,373,882	4.2%
Arts, Entertainment, and Recreation	27,823,627	3.7%
Utilities	2,652,236	0.4%
Professional, Scientific, and Technical Services	367,444	0.0%

*	Excludes Short-Term Investments

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Allocation of Portfolio Assets
June 30, 2016 (Unaudited) — (Continued)

The Medical Portfolio

		Percentage
	Market	of Total
Sector Allocation*	Value	Net Assets
Manufacturing	$22,231,704	91.0%
Professional, Scientific, and Technical Services	873,544	3.6%
Finance and Insurance	3,793	0.0%

*	Excludes Short-Term Investments

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Allocation of Portfolio Assets
June 30, 2016 (Unaudited) — (Continued)
The Small Cap Opportunities Portfolio

		Percentage
	Market	of Total
Sector Allocation*	Value	Net Assets
Real Estate and Rental and Leasing	$33,424,256	16.8%
Petroleum and Gas	32,768,358	16.5%
Finance and Insurance	29,738,296	15.0%
Manufacturing	27,803,687	14.0%
Management of Companies and Enterprises	18,561,954	9.4%
Information	16,551,924	8.3%
Retail Trade	6,027,767	3.0%
Arts, Entertainment, and Recreation	5,957,250	3.0%
Accommodation and Food Services	5,003,674	2.5%
Utilities	2,772,958	1.4%
Mining, Quarrying, and Oil and Gas Extraction	2,009,939	1.0%
Wholesale Trade	903,760	0.5%

*	Excludes Short-Term Investments

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Allocation of Portfolio Assets
June 30, 2016 (Unaudited) — (Continued)
The Market Opportunities Portfolio

		Percentage
	Market	of Total
Sector Allocation*	Value	Net Assets
Finance and Insurance	$14,868,657	38.6%
Petroleum and Gas	5,076,365	13.2%
Real Estate and Rental and Leasing	4,356,074	11.3%
Management of Companies and Enterprises	3,045,600	7.9%
Accommodation and Food Services	1,520,992	3.9%
Manufacturing	42,469	0.1%
Wholesale Trade	25,888	0.1%
Industrials	11,752	0.0%
Support Activities for Water Transportation	7,044	0.0%
Administrative and Support and Waste Management and Remediation Services	6,520	0.0%
Retail Trade	5,255	0.0%
Mining, Quarrying, and Oil and Gas Extraction	2,353	0.0%

*	Excludes Short-Term Investments

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Allocation of Portfolio Assets
June 30, 2016 (Unaudited) — (Continued)
The Alternative Income Portfolio

		Percentage
	Market	of Total
Sector Allocation*	Value	Net Assets
Finance and Insurance	$9,317,830	35.1%
Manufacturing	4,592,124	17.3%
Public Administration	2,105,018	7.9%
Retail Trade	751,312	2.8%
Mining, Quarrying, and Oil and Gas Extraction	702,935	2.6%
Wholesale Trade	500,030	1.9%
Information	452,767	1.7%
Utilities	401,567	1.5%
Accommodations and Food Services	400,572	1.5%
Administrative and Support and Waste Management and Remediation Services	383,888	1.4%
Transportation and Warehousing	172,101	0.7%

*	Excludes Short-Term Investments & Written Options

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Allocation of Portfolio Assets
June 30, 2016 (Unaudited) — (Continued)
The Multi-Disciplinary Income Portfolio

		Percentage
	Market	of Total
Sector Allocation*	Value	Net Assets
Information	$17,707,135	21.1%
Manufacturing	13,972,169	16.6%
Real Estate and Rental and Leasing	12,969,482	15.4%
Mining, Quarrying, and Oil and Gas Extraction	6,821,446	8.1%
Finance and Insurance	6,786,516	8.1%
Retail Trade	6,594,600	7.9%
Construction	6,445,850	7.7%
Administrative and Support and Waste Management and Remediation Services	4,282,155	5.1%
Accommodation and Food Services	3,610,430	4.3%
Professional, Scientific, and Technical Services	773,125	0.9%
Health Care and Social Assistance	501,418	0.6%
Transportation and Warehousing	442,500	0.5%
Utilities	271,970	0.3%

*	Excludes Short-Term Investments & Written Options

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Internet Portfolio
Portfolio of Investments — June 30, 2016 (Unaudited)

COMMON STOCKS — 55.95%	Shares	Value
Administrative and Support Services — 2.44%
CreditRiskMonitor.com, Inc.	780	$1,638
Ctrip.com International Limited — ADR*	11,600	477,920
PayPal Holdings, Inc.*	63,400	2,314,734
		2,794,292
Broadcasting (except Internet) — 3.96%
The E.W. Scripps Company — Class A*	60,000	950,400
The Madison Square Garden Company — Class A*	16,366	2,823,299
MSG Networks Inc. — Class A*	49,100	753,194
		4,526,893
Cable Distributor — 5.14%
Liberty Broadband Corporation — Series A*	18,000	1,069,200
Liberty Broadband Corporation — Series C*	36,000	2,160,000
Liberty Global plc — Series C*	73,800	2,114,370
Liberty Global plc LiLAC — Series C*	16,497	535,985
		5,879,555
Credit Intermediation and Related Activities — 0.64%
LendingTree, Inc.*^	8,233	727,221
Data Processing, Hosting and Related Services — 0.38%
CoStar Group, Inc.*	2,000	437,320
Data Processor — 3.44%
MasterCard, Inc. — Class A	14,800	1,303,288
Verisk Analytics, Inc. — Class A*	7,600	616,208
Visa, Inc. — Class A	27,200	2,017,424
		3,936,920
Defense — 3.59%
CACI International, Inc. — Class A*	35,000	3,164,350
ManTech International Corporation — Class A	25,000	945,500
		4,109,850
E-Commerce — 5.29%
eBay, Inc.*	53,200	1,245,412
Liberty Interactive Corporation — Class A*	92,000	2,334,040
Liberty Ventures — Series A*	66,800	2,476,276
		6,055,728
Holding Company — 0.82%
Icahn Enterprises LP	17,444	941,976

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Internet Portfolio
Portfolio of Investments — June 30, 2016 (Unaudited) — (Continued)

	Shares	Value
Internet — 0.02%
Softbank Technology Corp.	1,200	$22,695
Media — 8.85%
Liberty Braves Group — Class A*	8,800	132,352
Liberty Braves Group — Class C*^	14,400	211,104
Liberty Media Group — Class A*	21,200	405,768
Liberty SiriusXM Group — Class A*	80,000	2,508,800
Liberty SiriusXM Group — Class C*	144,000	4,445,280
Starz — Class A*	81,000	2,423,520
		10,126,824
Non-Store Retailers — 1.56%
Copart, Inc.*	36,000	1,764,360
Overstock.com, Inc.*	1,000	16,110
		1,780,470
Oil and Gas — 0.01%
Texas Pacific Land Trust	100	16,865
Other Information Services — 8.83%
Alphabet, Inc. — Class A*	6,000	4,221,180
Alphabet, Inc. — Class C*	6,000	4,152,600
Yahoo! Inc.*	46,200	1,735,272
		10,109,052
Performing Arts, Spectator Sports, and Related Industries — 0.32%
Live Nation Entertainment, Inc.*	15,400	361,900
Professional, Scientific, and Technical Services — 0.00%
Monster Worldwide, Inc.*	2,000	4,780
Rental and Leasing Services — 0.21%
Comdisco Holding Company, Inc.*	56,000	244,160
Satellite Telecommunications — 7.64%
DISH Network Corp. — Class A*	43,400	2,274,160
EchoStar Corporation — Class A*	162,800	6,463,160
		8,737,320
Securities, Commodity Contracts, and Other Financial Investments and
Related Activities — 2.81%
The Bitcoin Investment Trust*	15,700	1,876,935
MarketAxess Holdings, Inc.^	5,700	828,780
OTC Markets Group Inc. — Class A	30,600	504,900
		3,210,615

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Internet Portfolio
Portfolio of Investments — June 30, 2016 (Unaudited) — (Continued)

	Shares	Value
Telecommunications — 0.00%
ICTC Group Inc.*	149	$2,980
TOTAL COMMON STOCKS
(cost $27,693,447)		64,027,416

	Principal
ESCROW NOTES — 0.00%	Amount
Special Purpose Entity — 0.00%
Adelphia Communications Corp. Preferred*+	$190,000	—
TOTAL ESCROW NOTES
(cost $0)		—

RIGHTS — 0.11%	Shares
Rental and Leasing Services — 0.11%
Comdisco Holding Company, Inc.*^#	1,800,000	123,300
TOTAL RIGHTS
(cost $21,920)		123,300

SHORT-TERM INVESTMENTS — 43.84%
Money Market Funds — 0.00%
Fidelity Institutional Government Portfolio — Class I, 0.26%[b]	3,746	3,746

	Principal
	Amount
U.S. Treasury Obligations — 43.84%
United States Treasury Bills, Maturity Date: 07/14/2016,
Yield to Maturity 0.18%	$22,622,000	22,621,050
United States Treasury Bills, Maturity Date: 08/11/2016,
Yield to Maturity 0.18%	2,033,000	2,032,551
United States Treasury Bills, Maturity Date: 08/25/2016,
Yield to Maturity 0.11%	25,517,000	25,508,732
		50,162,333
TOTAL SHORT-TERM INVESTMENTS
(cost $50,169,496)		50,166,079

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Internet Portfolio
Portfolio of Investments — June 30, 2016 (Unaudited) — (Continued)

INVESTMENTS PURCHASED WITH THE CASH
PROCEEDS FROM SECURITIES LENDING — 0.97%	Shares	Value
Money Market Funds — 0.97%
Mount Vernon Securities Lending Trust — Prime Portfolio, 0.56%[b]	1,117,887	$1,117,887
TOTAL INVESTMENTS PURCHASED WITH THE
CASH PROCEEDS FROM SECURITIES LENDING
(cost $1,117,887)		1,117,887
TOTAL INVESTMENTS — 100.87%
(cost $79,002,750)		$115,434,682

Percentages are stated as a percent of net assets.
* —	Non-income producing security.
^ —
This security or a portion of this security was out on loan at June 30, 2016. Total loaned securities had a market value of $1,089,087 at June 30, 2016. The remaining contractual maturities of all of the securities lending transactions were overnight and continuous.

+ —	Security is considered illiquid and was fair valued. The aggregate value of such securities is $0 or 0.00% of net assets.
# —	Contingent value right (contingent upon profitability of company).
[b] —	The rate quoted is the annualized seven-day yield as of June 30, 2016.
ADR — American Depository Receipt.
The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Global Portfolio
Portfolio of Investments — June 30, 2016 (Unaudited) — (Continued)

COMMON STOCKS — 71.02%	Shares	Value
Asset Management — 9.62%
Brookfield Asset Management Inc. — Class A	5,800	$191,806
JZ Capital Partners Limited	6,600	35,673
Onex Corporation	6,900	421,590
Partners Value Investments LP*	1,893	38,037
		687,106
Cable Distributor — 0.70%
Altice N.V. — Class A*	400	5,984
Liberty Broadband Corporation — Series A*	700	41,580
SFR Group SA	100	2,509
		50,073
Crop Production — 0.35%
Cresud S.A.C.I.F.y A. — ADR*	1,785	25,222
Global Exchanges — 0.74%
BM&FBovespa SA	9,470	52,534
Holding Company — 18.23%
Bollore SA	92,000	311,397
Clarke Inc.	33,000	232,440
Dundee Corporation — Class A*	17,800	104,664
HRG Group, Inc.*	200	2,746
Icahn Enterprises LP	5,994	323,676
Investor AB — B Shares	100	3,320
Siem Industries Inc.*	6,600	323,400
		1,301,643
Insurance Carriers and Related Activities — 5.40%
Fairfax Financial Holdings Limited	715	385,399
Internet — 1.01%
Softbank Technology Corp.	3,800	71,868
Lessors of Nonresidential Buildings (except Miniwarehouses) — 4.64%
The Howard Hughes Corporation*	2,900	331,528
The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Global Portfolio
Portfolio of Investments — June 30, 2016 (Unaudited) — (Continued)

	Shares	Value
Media — 4.72%
Liberty Braves Group — Class A*	360	$5,415
Liberty Braves Group — Class C*^	520	7,623
Liberty Global plc — Series A*	75	2,171
Liberty Global plc — Series C*	183	5,240
Liberty Global plc LiLAC — Series A*	9	301
Liberty Global plc LiLAC — Series C*	23	741
Liberty Media Group — Class A*	900	17,226
Liberty Media Group — Class C*	1,300	24,661
Liberty SiriusXM Group — Class A*	3,600	112,896
Liberty SiriusXM Group — Class C*	5,200	160,524
		336,798
Mining (except Oil and Gas) — 9.50%
Franco-Nevada Corporation	3,600	273,816
NovaCopper Inc.*	666	333
NovaGold Resources Inc.*^	4,000	24,480
Sandstorm Gold Limited*^	3,600	16,056
Silver Wheaton Corporation	15,450	363,538
		678,223
Oil and Gas — 6.80%
PrairieSky Royalty Limited	100	1,898
Texas Pacific Land Trust	2,866	483,351
		485,249
Oil and Gas Extraction — 1.14%
Continental Resources, Inc.*	1,800	81,486
Other Information Services — 0.01%
Internet Initiative Japan Inc. — ADR	100	964
Pipeline Transportation — 0.11%
Rubis SCA	100	7,650
Professional, Scientific, and Technical Services — 0.03%
Brookfield Business Partners LP*	116	2,214
Publishing Industries (except Internet) — 0.07%
Promotora de Informaciones S.A. — ADR*	240	1,286
Promotora de Informaciones S.A. — Class A*	610	3,429
		4,715
The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Global Portfolio
Portfolio of Investments — June 30, 2016 (Unaudited) — (Continued)

	Shares	Value
Real Estate — 3.62%
Brookfield Property Partners LP^	281	$6,311
Dream Unlimited Corp. — Class A*	40,800	252,010
		258,321
Satellite Telecommunications — 1.33%
EchoStar Corporation — Class A*	2,400	95,280
Securities, Commodity Contracts, and Other Financial Investments and
Related Activities — 1.84%
The Bitcoin Investment Trust*	1,100	131,505
Transportation — 0.66%
Clarkson plc	1,600	47,009
Transportation Equipment Manufacturing — 0.43%
HEICO Corporation — Class A	575	30,849
Water Transportation — 0.07%
A.P. Moeller-Maersk A/S — Class B — ADR	800	5,232
TOTAL COMMON STOCKS
(cost $4,606,878)		5,070,868

PREFERRED STOCKS — 0.18%
Asset Management — 0.18%
Partners Value Investments LP — Class A*	515	12,880
TOTAL PREFERRED STOCKS
(cost $5,334)		12,880

	Principal
CORPORATE BONDS — 0.45%	Amount
General Merchandise Stores — 0.45%
Sears Holdings Corporation, 8.000%, 12/15/2019	$39,500	32,192
TOTAL CORPORATE BONDS
(cost $39,500)		32,192

PURCHASED PUT OPTIONS — 0.14%	Contracts[d]
Funds, Trusts, and Other Financial Vehicles — 0.14%
ProShares Ultra VIX Short-Term Futures ETF*
Expiration Date: January 2017, Exercise Price: $20.00	2	2,635
Expiration Date: January 2017, Exercise Price: $25.00	4	6,970
TOTAL PURCHASED PUT OPTIONS
(cost $9,106)		9,605
The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Global Portfolio
Portfolio of Investments — June 30, 2016 (Unaudited) — (Continued)

WARRANTS — 0.08%	Shares	Value
Asset Management — 0.00%
Partners Value Investments LP*	1,893	$147
General Merchandise Stores — 0.08%
Sears Holdings Corporation*	1,390	5,560
TOTAL WARRANTS
(cost $26,599)		5,707

SHORT-TERM INVESTMENTS — 28.05%
Money Market Funds — 0.56%
Fidelity Institutional Government Portfolio — Class I, 0.26%[b]	39,979	39,979

	Principal
	Amount
U.S. Treasury Obligations — 27.49%
United States Treasury Bills, Maturity Date: 07/14/2016,
Yield to Maturity 0.18%	$1,898,000	1,897,920
United States Treasury Bills, Maturity Date: 08/25/2016,
Yield to Maturity 0.11%	65,000	64,979
		1,962,899
TOTAL SHORT-TERM INVESTMENTS
(cost $2,002,845)		2,002,878

INVESTMENTS PURCHASED WITH THE CASH
PROCEEDS FROM SECURITIES LENDING — 0.68%	Shares
Money Market Funds — 0.68%
Mount Vernon Securities Lending Trust — Prime Portfolio, 0.56%[b]	48,417	48,417
TOTAL INVESTMENTS PURCHASED WITH THE CASH
PROCEEDS FROM SECURITIES LENDING
(cost $48,417)		48,417
TOTAL INVESTMENTS — 100.60%
(cost $6,738,679)		$7,182,547

Percentages are stated as a percent of net assets.
* —	Non-income producing security.
^ —
This security or a portion of this security was out on loan at June 30, 2016. Total loaned securities had a market value of $47,749 at June 30, 2016. The remaining contractual maturities of all of the securities lending transactions were overnight and continuous.

[b] —	The rate quoted is the annualized seven-day yield as of June 30, 2016.
[d] —	100 shares per contract.
ADR — American Depository Receipt.
ETF — Exchange Traded Fund.

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Portfolio of Investments — June 30, 2016 (Unaudited) — (Continued)

COMMON STOCKS — 85.68%	Shares	Value
Asset Management — 6.72%
Associated Capital Group, Inc. — Class A	1,200	$34,416
Brookfield Asset Management Inc. — Class A	956,100	31,618,227
Onex Corporation	297,300	18,165,030
Partners Value Investments LP*	800	16,075
RIT Capital Partners plc	20,600	451,123
		50,284,871
Beverage and Tobacco Product Manufacturing — 0.14%
Brown-Forman Corporation — Class A	450	48,614
Crimson Wine Group Limited*	119,000	994,840
		1,043,454
Broadcasting (except Internet) — 0.84%
CBS Corporation — Class B	115,500	6,287,820
Cable Distributor — 2.44%
Liberty Broadband Corporation — Series A*	80,800	4,799,520
Liberty Broadband Corporation — Series C*^	223,900	13,434,000
		18,233,520
Chemical Manufacturing — 0.10%
Platform Specialty Products Corporation*^	83,700	743,256
E-Commerce — 2.72%
Liberty Interactive Corporation — Class A*	518,200	13,146,734
Liberty Ventures — Series A*	195,600	7,250,892
		20,397,626
Electrical Equipment, Appliance, and Component Manufacturing — 0.00%
Danaher Corporation	100	10,100
Food Manufacturing — 0.06%
The Kraft Heinz Company	4,800	424,704
Gaming — 1.24%
Las Vegas Sands Corp.	98,000	4,262,020
MGM Resorts International*	86,900	1,966,547
Wynn Resorts Limited^	34,000	3,081,760
		9,310,327
General Merchandise Stores — 0.35%
Sears Canada Inc.*^	271,200	808,176
Sears Holdings Corporation*^	132,600	1,804,686
		2,612,862
The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Portfolio of Investments — June 30, 2016 (Unaudited) — (Continued)

	Shares	Value
Global Exchanges — 0.05%
JSE Limited	28,000	$351,749
Holding Company — 6.83%
Bollore SA	449,400	1,521,108
Dundee Corporation — Class A*	141,400	831,432
Icahn Enterprises LP	758,500	40,959,000
Leucadia National Corporation	376,200	6,519,546
Siem Industries Inc.*	26,900	1,318,100
		51,149,186
Insurance Carriers and Related Activities — 2.05%
Markel Corporation*	16,100	15,339,758
Lessors of Nonresidential Buildings (except Miniwarehouses) — 11.63%
The Howard Hughes Corporation*	745,300	85,202,696
Rouse Properties, Inc.	101,000	1,843,250
		87,045,946
Lessors of Residential Buildings and Dwellings — 1.00%
Equity Lifestyle Properties, Inc. — REIT	93,600	7,492,680
Media — 8.03%
Discovery Communications, Inc. — Class A*	178,400	4,501,032
Discovery Communications, Inc. — Class C*	90,300	2,153,655
Liberty Braves Group — Class A*	43,000	646,720
Liberty Braves Group — Class C*^	70,400	1,032,064
Liberty Media Group — Class A*	104,300	1,996,302
Liberty Media Group — Class C*	146,600	2,781,002
Liberty SiriusXM Group — Class A*	412,900	12,948,544
Liberty SiriusXM Group — Class C*	680,100	20,994,687
Scripps Networks Interactive — Class A	22,200	1,382,394
Starz — Class A*	353,200	10,567,744
Viacom Inc. — Class B	26,500	1,098,955
		60,103,099
Mining (except Oil and Gas) — 2.53%
Franco-Nevada Corporation^	246,100	18,718,366
Silver Wheaton Corporation	10,000	235,300
		18,953,666
Motion Picture and Sound Recording Industries — 4.70%
DreamWorks Animation SKG, Inc. — Class A*	861,000	35,189,070
The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Portfolio of Investments — June 30, 2016 (Unaudited) — (Continued)

	Shares	Value
Motor Vehicle and Parts Dealers — 2.82%
AutoNation, Inc.*	449,800	$21,131,604
Oil and Gas — 13.84%
PrairieSky Royalty Limited	1,000	18,741
Texas Pacific Land Trust[c]	614,240	103,591,576
		103,610,317
Oil and Gas Extraction — 1.70%
Atlas Energy Group LLC*	580,000	304,500
Canadian Natural Resources Limited	37,800	1,165,374
Continental Resources, Inc.*^	102,100	4,622,067
Tourmaline Oil Corp.*	251,200	6,612,726
		12,704,667
Oil Refining — 0.01%
Par Pacific Holdings, Inc.*	4,000	61,360
Other Exchanges — 3.47%
CBOE Holdings Inc.	380,800	25,368,896
Urbana Corporation — Class A	363,300	601,774
		25,970,670
Performing Arts, Spectator Sports, and Related Industries — 2.47%
Live Nation Entertainment, Inc.*	787,800	18,513,300
Plastics and Rubber Products Manufacturing — 1.88%
Newell Brands, Inc.	289,800	14,075,586
Professional, Scientific, and Technical Services — 0.05%
Brookfield Business Partners LP*	19,248	367,444
Real Estate — 1.84%
Brookfield Property Partners LP^	71,064	1,596,098
Dream Unlimited Corp. — Class A*^	306,000	1,890,073
Forest City Realty Trust, Inc. — Class A	462,700	10,322,837
		13,809,008
Restaurants — 2.04%
The Wendy's Company	1,588,900	15,285,218
Satellite Telecommunications — 3.48%
DISH Network Corp. — Class A*	249,000	13,047,600
EchoStar Corporation — Class A*	327,300	12,993,810
		26,041,410
The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Portfolio of Investments — June 30, 2016 (Unaudited) — (Continued)

	Shares	Value
Securities, Commodity Contracts, and Other Financial Investments and
Related Activities — 0.30%
The Bitcoin Investment Trust*^	18,600	$2,223,630
Utilities — 0.35%
Brookfield Infrastructure Partners LP^	58,600	2,652,236
TOTAL COMMON STOCKS
(cost $439,363,440)		641,420,144

PREFERRED STOCKS — 0.00%
Asset Management — 0.00%
Partners Value Investments LP — Class A*	218	5,443
TOTAL PREFERRED STOCKS
(cost $1,764)		5,443

	Principal
ESCROW NOTES — 0.00%	Amount
Special Purpose Entity — 0.00%
Adelphia Communications Corp.*+	$200,000	—
TOTAL ESCROW NOTES
(cost $0)		—

PURCHASED PUT OPTIONS — 0.01%	Contracts[d]
Funds, Trusts, and Other Financial Vehicles — 0.01%
ProShares Ultra VIX Short-Term Futures ETF*
Expiration Date: January 2017, Exercise Price: $20.00	18	23,715
Expiration Date: January 2017, Exercise Price: $25.00	18	31,365
TOTAL PURCHASED PUT OPTIONS
(cost $52,508)		55,080

WARRANTS — 0.05%	Shares
Asset Management — 0.00%
Partners Value Investments LP*	800	62
General Merchandise Stores — 0.05%
Sears Holdings Corporation*^	94,631	378,524
TOTAL WARRANTS
(cost $1,570,023)		378,586
The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Portfolio of Investments — June 30, 2016 (Unaudited) — (Continued)

SHORT-TERM INVESTMENTS — 14.06%	Shares	Value
Money Market Funds — 0.00%
Fidelity Institutional Government Portfolio — Class I, 0.26%[b]	11,372	$11,372

	Principal
	Amount
U.S. Treasury Obligations — 14.06%
United States Treasury Bills, Maturity Date: 07/14/2016,
Yield to Maturity 0.18%	$34,092,000	34,090,568
United States Treasury Bills, Maturity Date: 08/04/2016,
Yield to Maturity 0.14%	2,781,000	2,780,449
United States Treasury Bills, Maturity Date: 08/11/2016,
Yield to Maturity 0.17%	2,829,000	2,828,375
United States Treasury Bills, Maturity Date: 08/25/2016,
Yield to Maturity 0.11%	65,566,000	65,544,757
		105,244,149
TOTAL SHORT-TERM INVESTMENTS
(cost $105,265,174)		105,255,521

INVESTMENTS PURCHASED WITH THE CASH
PROCEEDS FROM SECURITIES LENDING — 2.50%	Shares
Money Market Funds — 2.50%
Mount Vernon Securities Lending Trust — Prime Portfolio, 0.56%[b]	18,731,551	18,731,551
TOTAL INVESTMENTS PURCHASED WITH THE CASH
PROCEEDS FROM SECURITIES LENDING
(cost $18,731,551)		18,731,551
TOTAL INVESTMENTS — 102.30%
(cost $564,984,460)		$765,846,325

Percentages are stated as a percent of net assets.
* —	Non-income producing security.
^ —
This security or a portion of this security was out on loan at June 30, 2016. Total loaned securities had a market value of $18,571,069 at June 30, 2016. The remaining contractual maturities of all of the securities lending transactions were overnight and continuous.

+ —	Security is considered illiquid and was fair valued. The aggregate value of such securities is $0 or 0.00% of net assets.
[b] —	The rate quoted is the annualized seven-day yield as of June 30, 2016.
[c] —	Affiliated issuer. See note 11.
[d] —	100 shares per contract.
ETF — Exchange Traded Fund.
REIT — Real Estate Investment Trust.
The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Medical Portfolio
Portfolio of Investments — June 30, 2016 (Unaudited) — (Continued)

COMMON STOCKS — 94.58%	Shares	Value
Chemical Manufacturing — 8.75%
Agenus, Inc.*	148	$600
AmpliPhi Biosciences Corp.*	20	31
Gilead Sciences, Inc.	9,000	750,780
Ionis Pharmaceuticals, Inc.*	17,000	395,930
Lonza Group AG	6,000	990,476
		2,137,817
Pharmaceutical and Biotechnology — 82.31%
AbbVie Inc.	14,000	866,740
Alkermes plc*	25,000	1,080,500
Arena Pharmaceuticals, Inc.*	45,000	76,950
AstraZeneca plc — ADR	28,000	845,320
Biogen Inc.*	6,750	1,632,285
Bristol-Myers Squibb Company	34,000	2,500,700
Celgene Corporation*	7,000	690,410
Celldex Therapeutics Inc.*	26,294	115,431
Eli Lilly & Company	23,000	1,811,250
GlaxoSmithKline plc — ADR	24,673	1,069,328
Immune Pharmaceuticals Inc.*	17	7
Johnson & Johnson	15,000	1,819,500
Merck & Co., Inc.	16,000	921,760
Merrimack Pharmaceuticals, Inc.*^	25,000	134,750
Novartis AG — ADR	18,000	1,485,180
Onconova Therapeutics, Inc.*	2,400	13,872
Osiris Therapeutics, Inc.^	21,000	106,890
Pfizer, Inc.	46,000	1,619,660
Progenics Pharmaceuticals, Inc.*^	67,200	283,584
Roche Holding AG Limited — ADR	24,000	790,800
Sanofi — ADR	27,000	1,129,950
Shire plc — ADR^	6,000	1,104,480
Synta Pharmaceuticals Corp.*	18,000	4,683
		20,104,030
Professional, Scientific, and Technical Services — 3.52%
Albany Molecular Research, Inc.*^	56,000	752,640
Codexis, Inc.*	5,611	22,612
Pacific Biosciences of California Inc.*	12,000	84,420
		859,672
TOTAL COMMON STOCKS
(cost $16,155,844)		23,101,519
The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Medical Portfolio
Portfolio of Investments — June 30, 2016 (Unaudited) — (Continued)

RIGHTS — 0.03%	Shares	Value
Funds, Trusts, and Other Financial Vehicles — 0.02%
Ligand Pharmaceuticals Inc.	44,000	$792
Ligand Pharmaceuticals Inc.*	44,000	1,677
Ligand Pharmaceuticals Inc.	44,000	1,148
Ligand Pharmaceuticals Inc.*	44,000	176
		3,793
Pharmaceutical and Biotechnology — 0.01%
Sanofi*	15,538	3,729
TOTAL RIGHTS
(cost $0)		7,522

SHORT-TERM INVESTMENTS — 5.35%
Money Market Funds — 0.01%
Fidelity Institutional Government Portfolio — Class I, 0.26%[b]	2,293	2,293

	Principal
	Amount
U.S. Treasury Obligations — 5.34%
United States Treasury Bills, Maturity Date: 07/14/2016,
Yield to Maturity 0.18%	$547,000	546,977
United States Treasury Bills, Maturity Date: 08/25/2016,
Yield to Maturity 0.11%	758,000	757,754
		1,304,731
TOTAL SHORT-TERM INVESTMENTS
(cost $1,307,130)		1,307,024

INVESTMENTS PURCHASED WITH THE CASH
PROCEEDS FROM SECURITIES LENDING — 8.98%	Shares
Money Market Funds — 8.98%
Mount Vernon Securities Lending Trust — Prime Portfolio, 0.56%[b]	2,192,568	2,192,568
TOTAL INVESTMENTS PURCHASED WITH THE CASH
PROCEEDS FROM SECURITIES LENDING
(cost $2,192,568)		2,192,568
TOTAL INVESTMENTS — 108.94%
(cost $19,655,542)		$26,608,633
The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Medical Portfolio
Portfolio of Investments — June 30, 2016 (Unaudited) — (Continued)

Percentages are stated as a percent of net assets.
* —	Non-income producing security.
^ —
This security or a portion of this security was out on loan at June 30, 2016. Total loaned securities had a market value of $2,168,276 at June 30, 2016. The remaining contractual maturities of all of the securities lending transactions were overnight and continuous.

[b] —	The rate quoted is the annualized seven-day yield as of June 30, 2016.
ADR — American Depository Receipt.
The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Small Cap Opportunities Portfolio
Portfolio of Investments — June 30, 2016 (Unaudited) — (Continued)

COMMON STOCKS — 90.52%	Shares	Value
Asset Management — 8.24%
Associated Capital Group, Inc. — Class A	19,200	$550,656
GAMCO Investors, Inc. — Class A	19,200	629,184
JZ Capital Partners Limited	190,400	1,029,093
Onex Corporation	133,100	8,138,783
Partners Value Investments LP*	191,000	3,837,888
RIT Capital Partners plc	99,200	2,172,398
Sprott, Inc.	1,680	3,342
		16,361,344
Beverage and Tobacco Product Manufacturing — 0.50%
Crimson Wine Group Limited*	119,600	999,856
Chemical Manufacturing — 2.74%
Inter Parfums, Inc.	102,600	2,931,282
Platform Specialty Products Corporation*^	283,600	2,518,368
		5,449,650
Construction of Buildings — 1.02%
Green Brick Partners, Inc.*^	109,300	794,611
TRI Pointe Group, Inc.*	104,200	1,231,644
		2,026,255
Credit Intermediation and Related Activities — 1.24%
Emergent Capital, Inc.*^	735,250	2,470,440
Electronics and Appliance Stores — 1.28%
Sears Hometown and Outlet Stores Inc.*^	375,700	2,532,218
Forestry and Logging — 0.02%
Keweenaw Land Association Limited*	380	32,490
Gaming — 2.52%
Tropicana Entertainment Inc.*	256,600	5,003,674
General Merchandise Stores — 1.24%
Sears Canada Inc.*^	613,100	1,827,038
Sears Holdings Corporation*^	46,500	632,865
		2,459,903
Holding Company — 11.67%
Dundee Corporation — Class A*	854,700	5,025,636
Icahn Enterprises LP	336,294	18,159,876
		23,185,512
The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Small Cap Opportunities Portfolio
Portfolio of Investments — June 30, 2016 (Unaudited) — (Continued)

	Shares	Value
Insurance Carriers and Related Activities — 1.03%
AmTrust Financial Services, Inc.	49,800	$1,220,100
Greenlight Capital Re, Limited — Class A*	41,000	826,560
		2,046,660
Lessors of Nonresidential Buildings (except Miniwarehouses) — 8.65%
The Howard Hughes Corporation*	150,200	17,170,864
Machinery Manufacturing — 0.46%
Colfax Corporation*	34,500	912,870
Manufactured Brands — 0.51%
Movado Group, Inc.	46,700	1,012,456
Media — 0.98%
Starz — Class A*	65,000	1,944,800
Merchant Wholesalers, Durable Goods — 0.46%
Dorman Products, Inc.*	15,800	903,760
Mining (except Oil and Gas) — 0.31%
McEwen Mining Inc.^	160,600	618,310
Motion Picture and Sound Recording Industries — 7.06%
DreamWorks Animation SKG, Inc. — Class A*	343,300	14,030,671
Motor Vehicle and Parts Dealers — 0.50%
Penske Automotive Group, Inc.	31,700	997,282
Oil and Gas — 17.11%
Permian Basin Royalty Trust	165,500	1,213,115
Texas Pacific Land Trust	194,298	32,768,358
		33,981,473
Oil and Gas Extraction — 0.00%
Biloxi Marsh Lands Corporation	100	1,639
Oil Refining — 0.70%
Par Pacific Holdings, Inc.*	90,719	1,391,630
Other Exchanges — 0.58%
Urbana Corporation — Class A	695,071	1,151,323
Performing Arts, Spectator Sports, and Related Industries — 3.00%
Live Nation Entertainment, Inc.*	253,500	5,957,250
Pipeline Transportation — 1.40%
Rubis SCA	36,250	2,772,958
Plastics and Rubber Products Manufacturing — 4.61%
Newell Brands, Inc.	188,479	9,154,425
The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Small Cap Opportunities Portfolio
Portfolio of Investments — June 30, 2016 (Unaudited) — (Continued)

	Shares	Value
Publishing Industries (except Internet) — 0.24%
Promotora de Informaciones S.A. — ADR*	64,644	$346,492
Value Line, Inc.	7,615	124,505
		470,997
Real Estate — 6.93%
Dream Unlimited Corp. — Class A*^	2,230,000	13,774,062
Rental and Leasing Services — 0.02%
Comdisco Holding Company, Inc.*	7,560	32,962
Restaurants — 4.30%
The Wendy's Company	887,500	8,537,750
Satellite Telecommunications — 0.20%
Loral Space & Communications Inc.*	11,400	402,078
Securities, Commodity Contracts, and Other Financial Investments and
Related Activities — 0.08%
The Bitcoin Investment Trust*	1,300	155,415
Telecommunications — 0.05%
CIBL, Inc.*	18	22,896
ICTC Group Inc.*	208	4,160
LICT Corporation*	16	78,400
		105,456
Transportation Equipment Manufacturing — 0.87%
American Railcar Industries, Inc.^	44,000	1,736,680
TOTAL COMMON STOCKS
(cost $208,059,834)		179,785,113

PREFERRED STOCKS — 0.66%
Asset Management — 0.66%
Partners Value Investments LP — Class A*	51,933	1,299,578
TOTAL PREFERRED STOCKS
(cost $420,822)		1,299,578

RIGHTS — 0.19%
Rental and Leasing Services — 0.19%
Comdisco Holding Company, Inc.*#	5,634,807	385,984
TOTAL RIGHTS
(cost $1,088,543)		385,984
The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Small Cap Opportunities Portfolio
Portfolio of Investments — June 30, 2016 (Unaudited) — (Continued)

WARRANTS — 0.03%	Shares	Value
Asset Management — 0.01%
Partners Value Investments LP*	191,000	$14,784
General Merchandise Stores — 0.02%
Sears Holdings Corporation*^	9,591	38,364
TOTAL WARRANTS
(cost $662,408)		53,148

SHORT-TERM INVESTMENTS — 8.71%
Money Market Funds — 0.00%
Fidelity Institutional Government Portfolio — Class I, 0.26%[b]	833	833

	Principal
	Amount
U.S. Treasury Obligations — 8.71%
United States Treasury Bills, Maturity Date: 07/14/2016,
Yield to Maturity 0.18%	$13,296,000	13,295,442
United States Treasury Bills, Maturity Date: 08/11/2016,
Yield to Maturity 0.16%	4,012,000	4,011,113
		17,306,555
TOTAL SHORT-TERM INVESTMENTS
(cost $17,307,248)		17,307,388

INVESTMENTS PURCHASED WITH THE CASH
PROCEEDS FROM SECURITIES LENDING — 4.44%	Shares
Money Market Funds — 4.44%
Mount Vernon Securities Lending Trust — Prime Portfolio, 0.56%[b]	8,818,979	8,818,979
TOTAL INVESTMENTS PURCHASED WITH THE CASH
PROCEEDS FROM SECURITIES LENDING
(cost $8,818,979)		8,818,979
TOTAL INVESTMENTS — 104.55%
(cost $236,357,834)		$207,650,190
The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Small Cap Opportunities Portfolio
Portfolio of Investments — June 30, 2016 (Unaudited) — (Continued)

Percentages are stated as a percent of net assets.
* —	Non-income producing security.
^ —
This security or a portion of this security was out on loan at June 30, 2016. Total loaned securities had a market value of $8,594,044 at June 30, 2016. The remaining contractual maturities of all of the securities lending transactions were overnight and continuous.

# —	Contingent value right (contingent upon profitability of company).
[b] —	The rate quoted is the annualized seven-day yield as of June 30, 2016.
ADR — American Depository Receipt.

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Market Opportunities Portfolio
Portfolio of Investments — June 30, 2016 (Unaudited) — (Continued)

COMMON STOCKS — 74.29%	Shares	Value
Asset Management — 10.22%
Associated Capital Group, Inc. — Class A	200	$5,736
Federated Investors, Inc. — Class B	3,600	103,608
Oaktree Capital Group LLC^	9,600	429,696
Onex Corporation	39,800	2,431,780
Partners Value Investments LP*	43,516	874,396
Senvest Capital Inc.*	120	12,632
Sprott, Inc.	41,155	81,867
		3,939,715
Beverage and Tobacco Product Manufacturing — 0.11%
Crimson Wine Group Limited*	5,080	42,469
Credit Intermediation and Related Activities — 1.75%
Emergent Capital, Inc.*	200,800	674,688
Data Processor — 5.38%
MasterCard, Inc. — Class A	7,400	651,644
Visa, Inc. — Class A	19,200	1,424,064
		2,075,708
Gaming — 3.94%
Tropicana Entertainment Inc.*	78,000	1,520,992
Global Exchanges — 2.54%
JSE Limited	43,600	547,723
London Stock Exchange Group plc	12,800	431,285
		979,008
Holding Company — 10.33%
Clarke Inc.	1,000	7,044
Dundee Corporation — Class A*	158,600	932,568
Icahn Enterprises LP	56,400	3,045,600
		3,985,212
Insurance Carriers and Related Activities — 1.57%
Fairfax Financial Holdings Limited	60	32,341
Markel Corporation*	600	571,668
		604,009
Lessors of Nonresidential Buildings (except Miniwarehouses) — 6.91%
The Howard Hughes Corporation*	23,300	2,663,656
Merchant Wholesalers, Durable Goods — 0.07%
A-Mark Precious Metals, Inc.	1,600	25,888
The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Market Opportunities Portfolio
Portfolio of Investments — June 30, 2016 (Unaudited) — (Continued)

	Shares	Value
Mining (except Oil and Gas) — 0.01%
Silver Wheaton Corporation	100	$2,353
Oil and Gas — 13.16%
Texas Pacific Land Trust	30,100	5,076,365
Other Exchanges — 5.65%
CBOE Holdings Inc.	20,000	1,332,400
NZX Limited	359,002	256,327
Urbana Corporation — Class A	356,004	589,689
		2,178,416
Publishing Industries (except Internet) — 0.02%
Markit Limited*	200	6,520
Real Estate — 4.39%
Dream Unlimited Corp. — Class A*	274,000	1,692,419
Securities, Commodity Contracts, and Other Financial Investments and
Related Activities — 7.81%
The Bitcoin Investment Trust*	5,490	656,329
CME Group, Inc.	4,000	389,600
IntercontinentalExchange Group, Inc.	2,000	511,920
Ladenburg Thalmann Financial Services Inc.*	12,000	28,320
OTC Markets Group Inc. — Class A	86,385	1,425,353
		3,011,522
Transportation — 0.03%
Clarkson plc	400	11,752
U.S. Equity Exchanges — 0.40%
NASDAQ, Inc.	2,400	155,208
TOTAL COMMON STOCKS
(cost $23,604,806)		28,645,900

PREFERRED STOCKS — 0.77%
Asset Management — 0.77%
Partners Value Investments LP — Class A*	11,832	296,086
TOTAL PREFERRED STOCKS
(cost $96,929)		296,086
The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Market Opportunities Portfolio
Portfolio of Investments — June 30, 2016 (Unaudited) — (Continued)

	Principal
CORPORATE BONDS — 0.01%	Amount	Value
General Merchandise Stores — 0.01%
Sears Holdings Corporation, 8.000%, 12/15/2019	$5,500	$4,483
TOTAL CORPORATE BONDS
(cost $5,500)		4,483

PURCHASED PUT OPTIONS — 0.05%	Contracts[d]
Funds, Trusts, and Other Financial Vehicles — 0.05%
ProShares Ultra VIX Short-Term Futures ETF*
Expiration Date: January 2017, Exercise Price: $20.00	6	7,905
Expiration Date: January 2017, Exercise Price: $25.00	6	10,455
TOTAL PURCHASED PUT OPTIONS
(cost $17,472)		18,360

RIGHTS — 0.00%	Shares
Asset Management — 0.00%
W.P. Stewart & Co., Limited*+	205	—
TOTAL RIGHTS
(cost $0)		—

WARRANTS — 0.01%
Asset Management — 0.01%
Partners Value Investments LP*	43,516	3,368
General Merchandise Stores — 0.00%
Sears Holdings Corporation*	193	772
TOTAL WARRANTS
(cost $133,174)		4,140

SHORT-TERM INVESTMENTS — 25.44%
Money Market Funds — 0.45%
Fidelity Institutional Government Portfolio — Class I, 0.26%[b]	175,147	175,147

	Principal
	Amount
U.S. Treasury Obligations — 24.99%
United States Treasury Bills, Maturity Date: 07/14/2016, Yield to Maturity 0.18%	$9,490,000	9,489,602
United States Treasury Bills, Maturity Date: 08/25/2016, Yield to Maturity 0.11%	145,000	144,953
		9,634,555
TOTAL SHORT-TERM INVESTMENTS
(cost $9,809,506)		9,809,702
The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Market Opportunities Portfolio
Portfolio of Investments — June 30, 2016 (Unaudited) — (Continued)

INVESTMENTS PURCHASED WITH THE CASH
PROCEEDS FROM SECURITIES LENDING — 0.21%	Shares	Value
Money Market Funds — 0.21%
Mount Vernon Securities Lending Trust — Prime Portfolio, 0.56%[b]	81,900	$81,900
TOTAL INVESTMENTS PURCHASED WITH THE CASH
PROCEEDS FROM SECURITIES LENDING
(cost $81,900)		81,900
TOTAL INVESTMENTS — 100.78%
(cost $33,749,287)		$38,860,571

Percentages are stated as a percent of net assets.
* —	Non-income producing security.
^ —
This security or a portion of this security was out on loan at June 30, 2016. Total loaned securities had a market value of $80,568 at June 30, 2016. The remaining contractual maturities of all of the securities lending transactions were overnight and continuous.

+ —	Security is considered illiquid and was fair valued. The aggregate value of such securities is $0 or 0.00% of net assets.
[b] —	The rate quoted is the annualized seven-day yield as of June 30, 2016.
[d] —	100 shares per contract.
ETF — Exchange Traded Fund.
The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Alternative Income Portfolio
Portfolio of Investments — June 30, 2016 (Unaudited) — (Continued)

	Principal
CORPORATE BONDS — 44.54%	Amount	Value
Beverage and Tobacco Product Manufacturing — 0.75%
PepsiCo, Inc., 0.950%, 02/22/2017#	$200,000	$200,273
Computer and Electronic Product Manufacturing — 1.70%
Apple, Inc., 1.050%, 05/05/2017#	250,000	250,620
Intel Corp., 1.950%, 10/01/2016	200,000	200,620
		451,240
Consumer Staples — 0.75%
The Procter & Gamble Company, 0.750%, 11/04/2016	200,000	200,044
Credit Intermediation and Related Activities — 7.45%
Branch Banking & Trust Company, 1.450%, 10/03/2016	180,000	180,155
Capital One Bank (USA), NA, 1.200%, 02/13/2017	250,000	250,162
Citigroup Inc., 1.300%, 11/15/2016	350,000	350,183
John Deere Capital Corporation, 1.050%, 12/15/2016	200,000	200,267
Key Bank NA, 1.100%, 11/25/2016	250,000	250,156
Manufacturers and Traders Trust Company, 1.400%, 07/25/2017#	300,000	300,356
PNC Bank NA, 1.300%, 10/03/2016	250,000	250,265
Wells Fargo & Company, 1.250%, 07/20/2016	200,000	200,047
		1,981,591
Electrical Equipment, Appliance, and Component Manufacturing — 0.38%
Whirlpool Corporation, 1.350%, 03/01/2017	100,000	100,185
Food and Beverage Stores — 1.13%
The Kroger Co., 1.200%, 10/17/2016	300,000	300,386
Food Manufacturing — 1.70%
Kellogg Company, 1.875%, 11/17/2016	100,000	100,401
The Kraft Heinz Company, 2.000%, 09/12/2016	150,000	150,142
William Wrigley Jr. Company, 1.400%, 10/21/2016,
Acquired 10/28/2013 at $200,150■	200,000	200,319
		450,862
Food Services and Drinking Places — 1.51%
Starbucks Corporation, 0.875%, 12/05/2016	400,000	400,572
Health and Personal Care Stores — 0.75%
CVS Health Corporation, 1.200%, 12/05/2016	200,000	200,337
Holding Company — 0.94%
Berkshire Hathaway Finance Corp., 0.950%, 08/15/2016#	250,000	250,092
Household and Personal Products — 0.75%
Colgate-Palmolive Company, 1.300%, 01/15/2017#	200,000	200,804
The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Alternative Income Portfolio
Portfolio of Investments — June 30, 2016 (Unaudited) — (Continued)

	Principal
	Amount	Value
Insurance Carriers and Related Activities — 3.77%
Aetna Inc., 1.750%, 05/15/2017#	$300,000	$301,679
American International Group, Inc., 5.450%, 05/18/2017#	400,000	414,941
UnitedHealth Group Inc., 1.875%, 11/15/2016	285,000	286,081
		1,002,701
Machinery Manufacturing — 2.04%
Cameron International Corporation, 1.400%, 06/15/2017	242,000	242,148
Illinois Tool Works, Inc., 0.900%, 02/25/2017#	300,000	300,225
		542,373
Merchant Wholesalers, Nondurable Goods — 1.13%
AmerisourceBergen Corporation, 1.150%, 05/15/2017	300,000	299,987
Miscellaneous Manufacturing — 3.97%
3M Co., 1.375%, 09/29/2016	250,000	250,466
Becton Dickinson and Co.
1.450%, 05/15/2017	300,000	300,844
1.800%, 12/15/2017	300,000	302,560
Stryker Corporation, 2.000%, 09/30/2016	200,000	200,595
		1,054,465
Motor Vehicle and Parts Dealers — 0.94%
AutoZone, Inc., 1.300%, 01/13/2017	250,000	250,589
Petroleum and Coal Products Manufacturing — 3.40%
Exxon Mobil Corporation, 0.921%, 03/15/2017#	200,000	200,259
Hess Corporation, 1.300%, 06/15/2017	350,000	347,739
Phillips 66, 2.950%, 05/01/2017	350,000	355,195
		903,193
Pharmaceutical and Biotechnology — 3.20%
Johnson & Johnson, 0.700%, 11/28/2016#	300,000	299,811
Medtronic, Inc., 0.875%, 02/27/2017#	250,000	249,957
Pfizer, Inc., 1.100%, 05/15/2017#	300,000	300,692
		850,460
Support Activities for Mining — 0.94%
Schlumberger Investment SA, 1.950%, 09/14/2016,
Acquired 01/10/2014 at $250,518■	250,000	250,570
Support Activities for Transportation — 0.65%
GATX Corporation, 3.500%, 07/15/2016	172,000	172,101
The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Alternative Income Portfolio
Portfolio of Investments — June 30, 2016 (Unaudited) — (Continued)

	Principal
	Amount	Value
Telecommunications — 1.70%
AT&T, Inc., 2.400%, 03/15/2017	$250,000	$252,157
Vodafone Group plc, 1.625%, 03/20/2017	200,000	200,609
		452,766
Transportation Equipment Manufacturing — 2.04%
Lockheed Martin Corp., 2.125%, 09/15/2016	250,000	250,694
VW Credit, Inc., 1.875%, 10/13/2016	290,000	290,509
		541,203
Utilities — 1.51%
Duke Energy Corporation, 2.150%, 11/15/2016	400,000	401,567
Waste Management and Remediation Services — 1.44%
Waste Management, Inc., 2.600%, 09/01/2016	383,000	383,888
TOTAL CORPORATE BONDS
(cost $11,830,879)		11,842,249

U.S. TREASURY OBLIGATIONS — 7.92%
United States Treasury Notes — 7.92%
0.625%, 07/15/2016#	250,000	250,043
0.625%, 10/15/2016#	300,000	300,248
0.625%, 02/15/2017#	200,000	200,235
0.750%, 06/30/2017	500,000	501,221
0.875%, 08/15/2017#	850,000	853,271
TOTAL U.S. TREASURY OBLIGATIONS
(cost $2,097,535)		2,105,018

EXCHANGE TRADED FUNDS — 21.94%	Shares
Funds, Trusts, and Other Financial Vehicles — 21.94%
iShares 1-3 Year Credit Bond ETF	27,000	2,864,430
PIMCO Enhanced Short Maturity ETF	4,700	475,499
SPDR Barclays Short Term Corporate Bond ETF#	24,000	738,720
Vanguard Short-Term Corporate Bond ETF	21,700	1,754,228
TOTAL EXCHANGE TRADED FUNDS
(cost $5,804,793)		5,832,877
The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Alternative Income Portfolio
Portfolio of Investments — June 30, 2016 (Unaudited) — (Continued)

SHORT-TERM INVESTMENTS — 25.55%	Shares	Value
Money Market Funds — 0.89%
Fidelity Institutional Government Portfolio — Class I, 0.26%#[b]	237,184	$237,184

	Principal
	Amount
U.S. Treasury Obligations — 24.66%
United States Treasury Bills, Maturity Date: 07/14/2016,
Yield to Maturity 0.18%	$3,850,000	3,849,838
United States Treasury Bills, Maturity Date: 08/11/2016,
Yield to Maturity 0.20%	788,000	787,826
United States Treasury Bills, Maturity Date: 08/25/2016,
Yield to Maturity 0.12%	1,919,000	1,918,378
		6,556,042
TOTAL SHORT-TERM INVESTMENTS
(cost $6,793,396)		6,793,226
TOTAL INVESTMENTS — 99.95%
(cost $26,526,603)		$26,573,370

Percentages are stated as a percent of net assets.
# —	All or a portion of the securities have been committed as collateral for written option contracts.
■ —	Restricted security restricted to institutional investors (144a securities); the percentage of net assets comprised of 144a securities was 1.70%.
[b] —	The rate quoted is the annualized seven-day yield as of June 30, 2016.
ETF — Exchange Traded Fund.
The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Income Portfolio
Portfolio of Investments — June 30, 2016 (Unaudited) — (Continued)

	Principal
CONVERTIBLE BONDS — 7.31%	Amount	Value
Computer and Electronic Product Manufacturing — 0.44%
Quantum Corp., 4.500%, 11/15/2017	$500,000	$369,062
Mining (except Oil and Gas) — 6.25%
Detour Gold Corporation, 5.500%, 11/30/2017,
Acquired 04/01/2013 at $1,006,595■	1,000,000	1,033,125
Kirkland Lake Gold Inc., 6.000%, 06/30/2017	CAD 350,000	282,761
Royal Gold, Inc., 2.875%, 06/15/2019	3,664,000	3,938,800
		5,254,686
Real Estate — 0.62%
Forest City Enterprises, Inc., 4.250%, 08/15/2018	446,000	516,245
TOTAL CONVERTIBLE BONDS
(cost $6,052,697)		6,139,993

CORPORATE BONDS — 83.16%
Apparel Manufacturing — 3.60%
L Brands, Inc.
6.625%, 04/01/2021	200,000	226,000
5.625%, 02/15/2022	2,600,000	2,800,850
		3,026,850
Broadcasting (except Internet) — 4.69%
Cablevision Systems Corporation, 5.875%, 09/15/2022	200,000	179,700
CCO Holdings LLC/Capital Corporation, 5.250%, 09/30/2022	1,150,000	1,183,062
Sinclair Television Group, Inc., 5.375%, 04/01/2021	250,000	258,438
Sirius XM Radio, Inc.
5.750%, 08/01/2021, Acquired 02/28/2014-03/20/2014 at $781,717■	750,000	780,938
4.625%, 05/15/2023, Acquired 04/11/2014-07/14/2015 at $1,008,361■	1,050,000	1,022,521
TEGNA, Inc.
5.125%, 10/15/2019	250,000	257,813
5.125%, 07/15/2020	250,000	258,437
		3,940,909
Cable Distributor — 1.46%
Altice Luxembourg SA, 7.750%, 05/15/2022,
Acquired 07/02/2014 at $265,831■	250,000	253,437
Numericable Group SA, 6.000%, 05/15/2022,
Acquired 06/11/2014-11/04/2014 at $1,041,232■	1,000,000	976,250
		1,229,687
The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Income Portfolio
Portfolio of Investments — June 30, 2016 (Unaudited) — (Continued)

	Principal
	Amount	Value
Chemical Manufacturing — 6.72%
Ashland Inc., 4.750%, 08/15/2022	$3,800,000	$3,795,250
LSB Industries, Inc., 7.750%, 08/01/2019	1,850,000	1,850,000
		5,645,250
Construction of Buildings — 7.56%
Lennar Corporation, 4.750%, 11/15/2022	2,960,000	3,022,900
TRI Pointe Holdings, Inc., 4.375%, 06/15/2019	3,295,000	3,327,950
		6,350,850
Credit Intermediation and Related Activities — 0.22%
Ally Financial, Inc., 8.000%, 03/15/2020	161,000	181,527
Dialysis Equipment, Electromedical, Manufacturing — 0.37%
DaVita HealthCare Partners Inc., 5.750%, 08/15/2022	300,000	315,000
E-Commerce — 4.68%
IAC/InterActiveCorp, 4.750%, 12/15/2022	4,250,000	3,931,250
Food Manufacturing — 6.63%
Post Holdings, Inc.
6.750%, 12/01/2021, Acquired 04/17/2014-07/14/2015 at $514,524■	500,000	530,000
7.375%, 02/15/2022	4,775,000	5,037,625
		5,567,625
Gaming — 4.30%
MGM Resorts International, 6.625%, 12/15/2021	756,000	825,930
Wynn Las Vegas LLC
5.375%, 03/15/2022^	2,300,000	2,320,125
4.250%, 05/30/2023, Acquired 07/02/2014-07/29/2014 at $488,418■	500,000	464,375
		3,610,430
Holding Company — 1.97%
Icahn Enterprises, 5.875%, 02/01/2022	1,750,000	1,658,353
Hospitals — 0.22%
Community Health System, Inc., 7.125%, 07/15/2020^	200,000	186,418
Lessors of Nonresidential Buildings (except Miniwarehouses) — 4.10%
The Howard Hughes Corporation, 6.875%, 10/01/2021,
Acquired 03/05/2014-04/17/2014 at $3,587,447■	3,400,000	3,442,500
The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS The Multi-Disciplinary Income Portfolio Portfolio of Investments — June 30, 2016 (Unaudited) — (Continued)

	Principal
	Amount	Value
Mining (except Oil and Gas) — 1.45%
Freeport-McMoRan Inc., 3.550%, 03/01/2022^	$1,100,000	$973,500
Vulcan Materials Co., 7.500%, 06/15/2021	200,000	241,260
		1,214,760
Motor Vehicle and Parts Dealers — 4.25%
Penske Automotive Group, Inc., 5.750%, 10/01/2022	3,550,000	3,567,750
Nonmetallic Mineral Product Manufacturing — 0.33%
USG Corporation, 9.750%, 01/15/2018	250,000	275,313
Non-Store Retailers — 5.10%
Sotheby's, 5.250%, 10/01/2022,
Acquired 03/03/2014-10/03/2014 at $4,347,280■	4,426,000	4,282,155
Oil and Gas Extraction — 0.67%
Continental Resources, Inc., 5.000%, 09/15/2022	100,000	98,250
ONEOK Inc., 4.250%, 02/01/2022	230,000	212,750
QEP Resources, Inc., 6.875%, 03/01/2021	250,000	253,750
		564,750
Pharmaceuticals — 0.33%
Forest Laboratories, Inc., 5.000%, 12/15/2021,
Acquired 04/01/2014 at $261,908■	250,000	280,106
Professional, Scientific, and Technical Services — 0.92%
Lamar Media Corp., 5.000%, 05/01/2023	500,000	517,500
Nielsen Finance LLC, 4.500%, 10/01/2020	250,000	255,625
		773,125
Rail Transportation — 0.30%
Florida East Coast Holdings Corporation, 6.750%, 05/01/2019,
Acquired 07/09/2014 at $261,619■	250,000	250,000
Real Estate — 7.98%
Brookfield Residential Properties
6.500%, 12/15/2020, Acquired 07/14/2014-06/19/2015 at $6,222,301■	6,000,000	6,015,000
6.125%, 07/01/2022, Acquired 04/09/2015 at $103,750■	100,000	95,000
6.375%, 05/15/2025, Acquired 06/19/2015 at $641,235■	651,000	597,292
		6,707,292
Rental and Leasing Services — 2.85%
Hertz Corp., 6.750%, 04/15/2019	200,000	204,215
International Lease Finance Corp., 8.250%, 12/15/2020	1,850,000	2,194,230
		2,398,445
The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Income Portfolio
Portfolio of Investments — June 30, 2016 (Unaudited) — (Continued)

	Principal
	Amount	Value
Satellite Telecommunications — 4.72%
Crown Castle International Corp., 4.875%, 04/15/2022	$723,000	$795,806
Dish DBS Corp.
4.625%, 07/15/2017	3,000,000	3,060,000
7.875%, 09/01/2019	100,000	110,500
		3,966,306
Software and Services — 0.85%
Nuance Communications, Inc., 5.375%, 08/15/2020,
Acquired 02/14/2014-07/29/2014 at $706,105■	700,000	715,750
Telecommunications — 4.67%
CenturyLink, Inc., 5.800%, 03/15/2022	500,000	487,345
Hughes Satellite Systems Corp.
6.500%, 06/15/2019	450,000	487,688
7.625%, 06/15/2021	500,000	539,937
Millicom International Cellular SA, 4.750%, 05/22/2020,
Acquired 08/28/2014 at $390,975^■	390,000	393,413
SoftBank Group Corp., 4.500%, 04/15/2020,
Acquired 04/24/2014-06/19/2015 at $1,412,863■	1,400,000	1,449,000
Sprint Communications Inc., 9.000%, 11/15/2018,
Acquired 12/30/2013 at $110,766■	100,000	106,875
T-Mobile USA, Inc., 6.633%, 04/28/2021	350,000	367,063
Virgin Media Secured Finance plc, 5.375%, 04/15/2021,
Acquired 02/11/2014 at $91,463■	90,000	91,912
		3,923,233
Transportation Equipment Manufacturing — 2.18%
Dana Holding Corp., 5.375%, 09/15/2021	250,000	257,313
Lear Corp., 4.750%, 01/15/2023#	500,000	516,250
Navistar International Corp., 8.250%, 11/01/2021	1,500,000	1,061,250
		1,834,813
Utilities — 0.04%
NRG Energy, Inc., 7.625%, 01/15/2018	34,000	36,720
TOTAL CORPORATE BONDS
(cost $71,103,717)		69,877,167
The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Income Portfolio
Portfolio of Investments — June 30, 2016 (Unaudited) — (Continued)

	Principal
MUNICIPAL BONDS — 0.23%	Amount	Value
Air Transportation — 0.23%
Branson Missouri Regional Airport Transportation Development District
6.000%, 07/01/2025[a]+	$2,000,000	$110,000
6.000%, 07/01/2037[a]+	1,500,000	82,500
TOTAL MUNICIPAL BONDS
(cost $2,245,112)		192,500

ESCROW NOTES — 0.03%
Holding Company — 0.03%
Energy Future Intermediate Holdings Co. LLC[a]	1,000,000	22,500
TOTAL ESCROW NOTES
(cost $38,520)		22,500

EXCHANGE TRADED NOTES — 0.01%	Shares
Credit Intermediation and Related Activities — 0.01%
VelocityShares Daily Inverse VIX Medium Term ETN*	100	3,872
TOTAL EXCHANGE TRADED NOTES
(cost $3,971)		3,872

MUTUAL FUNDS — 5.88%
Funds, Trusts, and Other Financial Vehicles — 5.88%
DoubleLine Opportunistic Credit Fund^	50,000	1,339,000
Duff & Phelps Select Energy MLP Fund Inc.	400	3,152
Nuveen Energy MLP Total Return Fund	400	5,240
PIMCO Dynamic Income Fund	88,000	2,426,160
PIMCO Income Opportunity Fund	9,000	207,000
PIMCO Income Strategy Fund	10,000	102,700
PIMCO Income Strategy Fund II	10,000	92,000
Special Opportunities Fund Inc.	17,200	236,500
Tortoise Energy Infrastructure Corp.^	600	18,468
Tortoise MLP Fund Inc.	1,400	25,830
Western Asset Mortgage Defined Opportunity Fund Inc.^	19,200	443,904
Western Asset/Claymore Infiation-Linked Opportunities & Income Fund	2,200	24,442
Western Asset/Claymore Infiation-Linked Securities & Income Fund	1,600	18,368
TOTAL MUTUAL FUNDS
(cost $5,434,998)		4,942,764
The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Income Portfolio
Portfolio of Investments — June 30, 2016 (Unaudited) — (Continued)

SHORT-TERM INVESTMENTS — 2.16%	Shares	Value
Money Market Funds — 0.00%
Fidelity Institutional Government Portfolio — Class I, 0.26%[b]	843	$843

	Principal
	Amount
U.S. Treasury Obligations — 2.16%
United States Treasury Bills, Maturity Date: 07/14/2016,
Yield to Maturity 0.18%	$1,000	1,000
United States Treasury Bills, Maturity Date: 08/11/2016,
Yield to Maturity 0.20%	538,000	537,881
United States Treasury Bills, Maturity Date: 08/25/2016,
Yield to Maturity 0.11%	1,279,000	1,278,585
		1,817,466
TOTAL SHORT-TERM INVESTMENTS
(cost $1,818,505)		1,818,309

INVESTMENTS PURCHASED WITH THE CASH
PROCEEDS FROM SECURITIES LENDING — 5.69%	Shares
Money Market Funds — 5.69%
Mount Vernon Securities Lending Trust — Prime Portfolio, 0.56%[b]	4,781,365	4,781,365
TOTAL INVESTMENTS PURCHASED WITH THE CASH
PROCEEDS FROM SECURITIES LENDING
(cost $4,781,365)		4,781,365
TOTAL INVESTMENTS — 104.47%
(cost $91,478,885)		$87,778,470
The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Income Portfolio
Portfolio of Investments — June 30, 2016 (Unaudited) — (Continued)

Percentages are stated as a percent of net assets.
* —	Non-income producing security.
# —	All or a portion of the securities have been committed as collateral for written option contracts.
^ —
This security or a portion of this security was out on loan at June 30, 2016. Total loaned securities had a market value of $4,686,329 at June 30, 2016. The remaining contractual maturities of all of the securities lending transactions were overnight and continuous.

■ —	Restricted security restricted to institutional investors (144a securities); the percentage of net assets comprised of 144a securities was 27.11%.
[a] —	Default or other conditions exist and the security is not presently accruing income.
+ —	Security is considered illiquid. The aggregate value of such securities is $192,500 or 0.23% of net assets.
[b] —	The rate quoted is the annualized seven-day yield as of June 30, 2016.
CAD — Canadian Dollars.
ETN — Exchange Traded Note.

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Alternative Income Portfolio
Portfolio of Options Written — June 30, 2016 (Unaudited)

PUT OPTIONS WRITTEN	Contracts[d]	Value
Accommodation
Marriott International Inc. - Class A
Expiration: January 2017, Exercise Price: $50.00	4	$420
Expiration: January 2017, Exercise Price: $55.00	9	1,485
Starwood Hotels & Resorts Worldwide, Inc.
Expiration: January 2017, Exercise Price: $54.35	12	330
		2,235
Administrative and Support Services
The Priceline Group Inc.
Expiration: January 2017, Exercise Price: $860.00	1	1,515
Beverage and Tobacco Product Manufacturing
The Coca-Cola Company
Expiration: January 2017, Exercise Price: $35.00	17	638
Molson Coors Brewing Company - Class B
Expiration: January 2017, Exercise Price: $60.00	2	100
PepsiCo, Inc.
Expiration: January 2017, Exercise Price: $80.00	3	222
		960
Broadcasting (except Internet)
Twenty-First Century Fox, Inc. - Class A
Expiration: January 2017, Exercise Price: $25.00	16	2,080
Building Material and Garden Equipment and Supplies Dealers
Fastenal Company
Expiration: January 2017, Exercise Price: $30.00	4	190
Expiration: January 2017, Exercise Price: $33.00	16	1,200
		1,390
Chemical Manufacturing
Gilead Sciences, Inc.
Expiration: January 2017, Exercise Price: $75.00	1	392
Expiration: January 2017, Exercise Price: $80.00	6	3,420
Expiration: January 2017, Exercise Price: $85.00	2	1,610
		5,422
Clothing and Clothing Accessories Stores
DSW Inc. - Class A
Expiration: January 2017, Exercise Price: $20.00	35	6,300
Expiration: January 2017, Exercise Price: $22.50	46	14,490
The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Alternative Income Portfolio
Portfolio of Options Written — June 30, 2016 (Unaudited) — (Continued)

	Contracts[d]	Value
Clothing and Clothing Accessories Stores (Continued)
Nordstrom, Inc.
Expiration: January 2017, Exercise Price: $50.15	8	$10,900
Tiffany & Co.
Expiration: January 2017, Exercise Price: $65.00	2	1,630
Expiration: January 2017, Exercise Price: $70.00	4	4,680
		38,000
Computer and Electronic Product Manufacturing
Agilent Technologies, Inc.
Expiration: January 2017, Exercise Price: $30.00	6	174
Apple, Inc.
Expiration: January 2017, Exercise Price: $80.00	6	1,257
Cisco Systems, Inc.
Expiration: January 2017, Exercise Price: $20.00	12	324
EMC Corporation
Expiration: January 2017, Exercise Price: $23.00	11	423
International Business Machines Corporation
Expiration: January 2017, Exercise Price: $125.00	1	290
Expiration: January 2017, Exercise Price: $130.00	4	1,470
Texas Instruments Inc.
Expiration: January 2017, Exercise Price: $38.00	7	256
		4,194
Construction of Buildings
Lennar Corporation - Class A
Expiration: January 2017, Exercise Price: $30.00	21	788
Expiration: January 2017, Exercise Price: $33.00	6	339
TRI Pointe Group, Inc.
Expiration: January 2017, Exercise Price: $10.00	75	3,750
		4,877
Couriers and Messengers
FedEx Corp.
Expiration: January 2017, Exercise Price: $125.00	6	1,905
Expiration: January 2017, Exercise Price: $130.00	4	1,600
		3,505
Credit Intermediation and Related Activities
Bank of America Corporation
Expiration: January 2017, Exercise Price: $13.00	15	1,672
The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Alternative Income Portfolio
Portfolio of Options Written — June 30, 2016 (Unaudited) — (Continued)

	Contracts[d]	Value
Credit Intermediation and Related Activities (Continued)
Wells Fargo & Company
Expiration: January 2017, Exercise Price: $45.00	3	$708
		2,380
Diversified Financial Services
The Goldman Sachs Group, Inc.
Expiration: January 2017, Exercise Price: $150.00	2	2,460
Electrical Equipment, Appliance, and Component Manufacturing
Corning Inc.
Expiration: January 2017, Exercise Price: $15.00	23	655
Equity Index
S&P 500 Index
Expiration: July 2016, Exercise Price: $1,940.00	15	4,190
Expiration: July 2016, Exercise Price: $1,985.00	9	4,770
Expiration: July 2016, Exercise Price: $2,005.00	8	3,160
Expiration: July 2016, Exercise Price: $2,010.00	7	3,045
Expiration: July 2016, Exercise Price: $2,025.00	4	1,150
Expiration: July 2016, Exercise Price: $2,030.00	5	7,500
Expiration: July 2016, Exercise Price: $2,035.00	2	30
Expiration: July 2016, Exercise Price: $2,040.00	8	9,240
Expiration: July 2016, Exercise Price: $2,045.00	4	1,540
Expiration: July 2016, Exercise Price: $2,050.00	3	1,305
Expiration: July 2016, Exercise Price: $2,055.00	3	1,500
		37,430
Food and Beverage Stores
Whole Foods Market, Inc.
Expiration: January 2017, Exercise Price: $28.00	25	3,363
Food Manufacturing
Tyson Foods, Inc. - Class A
Expiration: January 2017, Exercise Price: $28.00	55	825
Expiration: January 2017, Exercise Price: $30.00	34	680
		1,505
Heavy and Civil Engineering Construction
Chicago Bridge & Iron Company N.V.
Expiration: January 2017, Exercise Price: $35.00	8	3,360
Expiration: January 2017, Exercise Price: $37.50	19	10,735
		14,095
The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Alternative Income Portfolio
Portfolio of Options Written — June 30, 2016 (Unaudited) — (Continued)

	Contracts[d]	Value
Insurance Carriers and Related Activities
Aflac, Inc.
Expiration: January 2017, Exercise Price: $47.50	4	$232
Machinery Manufacturing
Baker Hughes Inc.
Expiration: January 2017, Exercise Price: $40.00	8	2,244
Eaton Corporation plc
Expiration: January 2017, Exercise Price: $45.00	10	1,000
		3,244
Merchant Wholesalers, Nondurable Goods
Express Scripts Holding Company
Expiration: January 2017, Exercise Price: $60.00	4	470
Miscellaneous Manufacturing
3M Co.
Expiration: January 2017, Exercise Price: $125.00	2	283
Intuitive Surgical, Inc.
Expiration: January 2017, Exercise Price: $340.00	1	87
Expiration: January 2017, Exercise Price: $370.00	2	295
Expiration: January 2017, Exercise Price: $390.00	1	190
		855
Motor Vehicle and Parts Dealers
CarMax, Inc.
Expiration: January 2017, Exercise Price: $35.00	6	555
Expiration: January 2017, Exercise Price: $40.00	10	1,750
		2,305
Nonmetallic Mineral Product Manufacturing
USG Corporation
Expiration: January 2017, Exercise Price: $20.00	9	675
Non-Store Retailers
Sotheby's
Expiration: January 2017, Exercise Price: $25.00	8	1,800
Oil and Gas Extraction
EOG Resources, Inc.
Expiration: January 2017, Exercise Price: $65.00	5	1,247
The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Alternative Income Portfolio
Portfolio of Options Written — June 30, 2016 (Unaudited) — (Continued)

	Contracts[d]	Value
Petroleum and Coal Products Manufacturing
Marathon Petroleum Corporation
Expiration: January 2017, Exercise Price: $32.50	18	$4,635
Phillips 66
Expiration: January 2017, Exercise Price: $55.00	14	1,225
Expiration: January 2017, Exercise Price: $60.00	3	413
		6,273
Pharmaceutical and Biotechnology
AbbVie Inc.
Expiration: January 2017, Exercise Price: $45.00	10	1,075
Expiration: January 2017, Exercise Price: $47.50	8	1,100
Amgen Inc.
Expiration: January 2017, Exercise Price: $95.00	1	105
Expiration: January 2017, Exercise Price: $100.00	2	244
Expiration: January 2017, Exercise Price: $105.00	1	162
Expiration: January 2017, Exercise Price: $110.00	2	396
Expiration: January 2017, Exercise Price: $115.00	2	492
Expiration: January 2017, Exercise Price: $120.00	5	1,538
Biogen Inc.
Expiration: January 2017, Exercise Price: $230.00	2	3,820
Expiration: January 2017, Exercise Price: $240.00	3	7,065
Celgene Corporation
Expiration: January 2017, Exercise Price: $70.00	3	472
Eli Lilly & Company
Expiration: January 2017, Exercise Price: $50.00	7	494
Merck & Co., Inc.
Expiration: January 2017, Exercise Price: $40.00	3	131
Expiration: January 2017, Exercise Price: $42.50	15	810
Expiration: January 2017, Exercise Price: $45.00	17	1,190
Expiration: January 2017, Exercise Price: $47.50	3	282
		19,376
Publishing Industries (except Internet)
Autodesk, Inc.
Expiration: January 2017, Exercise Price: $40.00	17	2,125
Expiration: January 2017, Exercise Price: $42.50	4	658
		2,783
The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Alternative Income Portfolio
Portfolio of Options Written — June 30, 2016 (Unaudited) — (Continued)

	Contracts[d]	Value
Securities, Commodity Contracts, and Other Financial Investments
and Related Activities
Morgan Stanley
Expiration: January 2017, Exercise Price: $25.00	20	$3,990
Support Activities for Mining
Halliburton Company
Expiration: January 2017, Exercise Price: $35.00	2	224
Schlumberger Limited
Expiration: January 2017, Exercise Price: $65.00	2	404
Expiration: January 2017, Exercise Price: $70.00	12	3,690
		4,318
Transportation Equipment Manufacturing
Johnson Controls, Inc.
Expiration: January 2017, Exercise Price: $30.00	13	488
Expiration: January 2017, Exercise Price: $33.00	6	390
United Technologies Corporation
Expiration: January 2017, Exercise Price: $75.00	4	374
		1,252
TOTAL PUT OPTIONS WRITTEN
(premiums received $398,763)		$174,886

[d]	- 100 shares per contract.
The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
The Multi-Disciplinary Income Portfolio
Portfolio of Options Written — June 30, 2016 (Unaudited) — (Continued)

PUT OPTIONS WRITTEN	Contracts[d]	Value
Mining (except Oil and Gas)
Silver Wheaton Corporation
Expiration: January 2017, Exercise Price: $8.00	4	$12
Oil and Gas Extraction
Continental Resources, Inc.
Expiration: January 2017, Exercise Price: $17.50	16	760
TOTAL PUT OPTIONS WRITTEN
(premiums received $4,586)		$772

[d]	- 100 shares per contract.
The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statements of Assets & Liabilities
June 30, 2016 (Unaudited)

	The Internet	The Global
	Portfolio	Portfolio
ASSETS:
Investments, at value(1)(2)	$115,434,682	$7,182,547
Receivable for contributed capital	41,073	25,781
Receivable for investments sold	241,859	—
Dividends and interest receivable	58	15,734
Securities litigation receivable	99,877	—
Prepaid expenses and other assets	15,028	636
Total Assets	115,832,577	7,224,698
LIABILITIES:
Payable to Adviser	118,374	7,178
Payable to Trustees	3,050	177
Payable to Chief Compliance Officer	198	11
Payable for securities purchased	35,903	—
Payable for collateral received for securities loaned	1,117,887	48,417
Payable for withdrawn capital	87,322	14,136
Accrued expenses and other liabilities	35,432	14,972
Total Liabilities	1,398,166	84,891
Net Assets	$114,434,411	$7,139,807
(1) Cost of investments	$79,002,750	$6,738,679
(2) Includes loaned securities with a market value of	$1,089,087	$47,749
The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statements of Assets & Liabilities — (Continued)
June 30, 2016 (Unaudited)

	The Paradigm	The Medical
	Portfolio	Portfolio
ASSETS:
Investments, at value
Unaffiliated issuers(1)	$662,254,749	$26,608,633
Affiliated issuers(2)	103,591,576	—
Total investments, at value(3)(4)	765,846,325	26,608,633
Cash	208,247	—
Receivable for contributed capital	2,713,422	3,024
Receivable for investments sold	577,359	—
Dividends and interest receivable	82,059	46,970
Prepaid expenses and other assets	82,265	2,751
Total Assets	769,509,677	26,661,378
LIABILITIES:
Payable to Adviser	768,387	24,842
Payable to Trustees	19,822	647
Payable to Chief Compliance Officer	1,311	41
Payable for securities purchased	22,544	—
Payable for collateral received for securities loaned	18,731,551	2,192,568
Payable for withdrawn capital	1,196,301	—
Accrued expenses and other liabilities	167,693	17,343
Total Liabilities	20,907,609	2,235,441
Net Assets	$748,602,068	$24,425,937
(1) Unaffiliated issuers cost	$509,649,818	$19,655,542
(2) Affiliated issuers cost	55,334,642	—
(3) Total issuers cost	$564,984,460	$19,655,542
(4) Includes loaned securities with a market value of	$18,571,069	$2,168,276
The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statements of Assets & Liabilities — (Continued)
June 30, 2016 (Unaudited)

	The Small Cap	The Market
	Opportunities	Opportunities
	Portfolio	Portfolio
ASSETS:
Investments, at value(1)(2)	$207,650,190	$38,860,571
Receivable for contributed capital	141,615	489
Receivable for investments sold	—	7,982
Dividends and interest receivable	128,392	17,345
Securities litigation receivable	20,977	—
Prepaid expenses and other assets	25,200	2,866
Total Assets	207,966,374	38,889,253
LIABILITIES:
Payable to Adviser	206,366	39,780
Payable to Custodian	—	173,687
Payable to Trustees	5,246	1,024
Payable to Chief Compliance Officer	346	69
Payable for collateral received for securities loaned	8,818,979	81,900
Payable for withdrawn capital	263,950	12,719
Accrued expenses and other liabilities	49,325	21,949
Total Liabilities	9,344,212	331,128
Net Assets	$198,622,162	$38,558,125
(1) Cost of investments	$236,357,834	$33,749,287
(2) Includes loaned securities with a market value of	$8,594,044	$80,568
The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statements of Assets & Liabilities — (Continued)
June 30, 2016 (Unaudited)

		The Multi-
	The Alternative	Disciplinary
	Income	Income
	Portfolio	Portfolio
ASSETS:
Investments, at value(1)(2)	$26,573,370	$87,778,470
Cash	118,577	21,807
Receivable for contributed capital	62,204	138,560
Receivable for investments sold	6,845	—
Dividends and interest receivable	48,910	996,335
Prepaid expenses and other assets	1,062	13,373
Total Assets	26,810,968	88,948,545
LIABILITIES:
Written options, at value(3)	174,886	772
Payable to Adviser	19,525	86,139
Payable to Trustees	699	2,199
Payable to Chief Compliance Officer	41	140
Payable for securities purchased	154	—
Payable for collateral received for securities loaned	—	4,781,365
Payable for withdrawn capital	8,556	23,082
Accrued expenses and other liabilities	20,103	31,249
Total Liabilities	223,964	4,924,946
Net Assets	$26,587,004	$84,023,599
(1) Cost of investments	$26,526,603	$91,478,885
(2) Includes loaned securities with a market value of	$—	$4,686,329
(3) Premiums received	$398,763	$4,586
The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statements of Operations
For the Period Ended June 30, 2016 (Unaudited)

	The Internet	The Global
	Portfolio	Portfolio
INVESTMENT INCOME:
Dividends†	$38,099	$67,950
Interest	41,348	3,453
Income from securities lending	21,086	1,626
Total investment income	100,533	73,029
EXPENSES:
Investment advisory fees	729,212	41,273
Administration fees	28,585	2,178
Professional fees	9,972	4,370
Fund accounting fees	13,429	2,526
Trustees' fees	6,882	380
Chief Compliance Officer fees	1,239	63
Custodian fees and expenses	12,249	2,363
Other expenses	2,823	158
Total expenses	804,391	53,311
Net investment income (loss)	(703,858)	19,718
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on:
Investments and foreign currency	6,368,018	214,264
Net change in unrealized appreciation (depreciation) of:
Investments and foreign currency	(10,290,059)	217,164
Net realized and unrealized gain (loss) on investments	(3,922,041)	431,428
Net increase (decrease) in net assets resulting from operations	$(4,625,899)	$451,146
† Net of foreign taxes withheld of:	$—	$11,512
The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statements of Operations — (Continued)
For the Period Ended June 30, 2016 (Unaudited)

	The Paradigm	The Medical
	Portfolio	Portfolio
INVESTMENT INCOME:
Dividends†	$1,809,258	$330,191
Interest	98,078	1,444
Income from securities lending	449,228	8,402
Dividends from affiliated issuer	189,174	—
Total investment income	2,545,738	340,037
EXPENSES:
Investment advisory fees	4,735,093	155,779
Administration fees	184,445	6,393
Professional fees	41,866	5,348
Fund accounting fees	81,057	3,756
Trustees' fees	44,099	1,496
Chief Compliance Officer fees	7,841	271
Custodian fees and expenses	83,255	2,195
Other expenses	19,732	566
Total expenses	5,197,388	175,804
Net investment income (loss)	(2,651,650)	164,233
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on:
Investments and foreign currency	43,933,210	913,038
Net change in unrealized depreciation of:
Investments and foreign currency	(12,334,834)	(3,565,338)
Net realized and unrealized gain (loss) on investments	31,598,376	(2,652,300)
Net increase (decrease) in net assets resulting from operations	$28,946,726	$(2,488,067)
† Net of foreign taxes withheld of:	$133,355	$17,739
The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statements of Operations — (Continued)
For the Period Ended June 30, 2016 (Unaudited)

	The Small Cap	The Market
	Opportunities	Opportunities
	Portfolio	Portfolio
INVESTMENT INCOME:
Dividends†	$502,586	$109,661
Interest	19,284	12,342
Income from securities lending	176,068	3,621
Total investment income	697,938	125,624
EXPENSES:
Investment advisory fees	1,244,851	247,428
Administration fees	48,357	10,123
Professional fees	13,746	6,055
Fund accounting fees	21,503	5,690
Trustees' fees	11,353	2,332
Chief Compliance Officer fees	2,006	417
Custodian fees and expenses	5,958	8,195
Other expenses	5,421	977
Total expenses	1,353,195	281,217
Net investment loss	(655,257)	(155,593)
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on:
Investments and foreign currency	5,168,278	801,772
Net change in unrealized appreciation of:
Investments and foreign currency	6,994,123	1,330,502
Net realized and unrealized gain on investments	12,162,401	2,132,274
Net increase in net assets resulting from operations	$11,507,144	$1,976,681
† Net of foreign taxes withheld of:	$20,469	$7,192
The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statements of Operations — (Continued)
For the Period Ended June 30, 2016 (Unaudited)

		The Multi-
	The Alternative	Disciplinary
	Income	Income
	Portfolio	Portfolio
INVESTMENT INCOME:
Dividends	$39,298	$231,865
Interest	87,327	2,139,352
Income from securities lending	—	67,138
Total investment income	126,625	2,438,355
EXPENSES:
Investment advisory fees	121,164	532,123
Administration fees	8,441	21,811
Professional fees	5,392	8,247
Fund accounting fees	8,567	15,069
Trustees' fees	1,572	4,831
Chief Compliance Officer fees	268	840
Custodian fees and expenses	2,322	6,280
Other expenses	684	2,332
Total expenses	148,410	591,533
Net investment income (loss)	(21,785)	1,846,822
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments and foreign currency	(37,531)	(931,071)
Written option contracts expired or closed	391,884	—
Net change in unrealized appreciation (depreciation) of:
Investments and foreign currency	167,025	3,833,871
Written option contracts	(1,943)	3,814
Net realized and unrealized gain on investments	519,435	2,906,614
Net increase in net assets resulting from operations	$497,650	$4,753,436
The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statements of Changes in Net Assets

	The Internet Portfolio		The Global Portfolio
	For the	For the	For the	For the
	Period Ended	Year Ended	Period Ended	Year Ended
	June 30, 2016	December 31,	June 30, 2016	December 31,
	(Unaudited)	2015	(Unaudited)	2015
OPERATIONS:
Net investment income (loss)	$(703,858)	$(1,509,847)	$19,718	$(48,686)
Net realized gain (loss) on sale of investments and foreign currency	6,368,018	29,301,715	214,264	(13,117)
Net change in unrealized appreciation (depreciation) of investments and foreign currency	(10,290,059)	(34,665,263)	217,164	(1,094,934)
Net increase (decrease) in net assets resulting from operations	(4,625,899)	(6,873,395)	451,146	(1,156,737)
NET DECREASE IN NET ASSETS RESULTING FROM BENEFICIAL INTEREST TRANSACTIONS:
Contributions	60,078	125,717	346,787	712,605
Withdrawals	(7,246,385)	(24,551,767)	(392,024)	(1,701,358)
Net decrease in net assets resulting from beneficial interest transactions	(7,186,307)	(24,426,050)	(45,237)	(988,753)
Total increase (decrease) in net assets	(11,812,206)	(31,299,445)	405,909	(2,145,490)
NET ASSETS:
Beginning of period	126,246,617	157,546,062	6,733,898	8,879,388
End of period	$114,434,411	$126,246,617	$7,139,807	$6,733,898

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statements of Changes in Net Assets — (Continued)

	The Paradigm Portfolio		The Medical Portfolio
	For the	For the	For the	For the
	Period Ended	Year Ended	Period Ended	Year Ended
	June 30, 2016	December 31,	June 30, 2016	December 31,
	(Unaudited)	2015	(Unaudited)	2015
OPERATIONS:
Net investment income (loss)	$(2,651,650)	$(6,650,534)	$164,233	$71,634
Net realized gain on sale of investments and foreign currency	43,933,210	131,929,769	913,038	1,640,497
Net change in unrealized depreciation of investments and foreign currency	(12,334,834)	(202,056,024)	(3,565,338)	(49,516)
Net increase (decrease) in net assets resulting from operations	28,946,726	(76,776,789)	(2,488,067)	1,662,615
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM BENEFICIAL INTEREST TRANSACTIONS:
Contributions	3,653,081	2,767,699	227,366	3,148,519
Withdrawals	(132,417,314)	(269,901,615)	(2,452,835)	(2,788,288)
Net increase (decrease) in net assets resulting from beneficial interest transactions	(128,764,233)	(267,133,916)	(2,225,469)	360,231
Total increase (decrease) in net assets	(99,817,507)	(343,910,705)	(4,713,536)	2,022,846
NET ASSETS:
Beginning of period	848,419,575	1,192,330,280	29,139,473	27,116,627
End of period	$748,602,068	$848,419,575	$24,425,937	$29,139,473
The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statements of Changes in Net Assets — (Continued)

	The Small Cap		The Market
	Opportunities Portfolio		Opportunities Portfolio
	For the	For the	For the	For the
	Period Ended	Year Ended	Period Ended	Year Ended
	June 30, 2016	December 31,	June 30, 2016	December 31,
	(Unaudited)	2015	(Unaudited)	2015
OPERATIONS:
Net investment loss	$(655,257)	$(1,973,202)	$(155,593)	$(326,358)
Net realized gain on sale of investments and foreign currency	5,168,278	40,437,004	801,772	5,055,001
Net change in unrealized appreciation (depreciation) of investments and foreign currency	6,994,123	(72,366,337)	1,330,502	(8,994,782)
Net increase (decrease) in net assets resulting from operations	11,507,144	(33,902,535)	1,976,681	(4,266,139)
NET DECREASE IN NET ASSETS RESULTING FROM BENEFICIAL INTEREST TRANSACTIONS:
Contributions	70,848	4,181,520	283,230	626,085
Withdrawals	(33,068,983)	(103,323,128)	(5,887,062)	(8,550,561)
Net decrease in net assets resulting from beneficial interest transactions	(32,998,135)	(99,141,608)	(5,603,832)	(7,924,476)
Total decrease in net assets	(21,490,991)	(133,044,143)	(3,627,151)	(12,190,615)
NET ASSETS:
Beginning of period	220,113,153	353,157,296	42,185,276	54,375,891
End of period	$198,622,162	$220,113,153	$38,558,125	$42,185,276
The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Statements of Changes in Net Assets — (Continued)

	The Alternative		The Multi-Disciplinary
	Income Portfolio		Income Portfolio
	For the	For the	For the	For the
	Period Ended	Year Ended	Period Ended	Year Ended
	June 30, 2016	December 31,	June 30, 2016	December 31,
	(Unaudited)	2015	(Unaudited)	2015
OPERATIONS:
Net investment income (loss)	$(21,785)	$(68,129)	$1,846,822	$4,496,480
Net realized gain (loss) on sale of investments, foreign currency and written options and distributions received from other investment companies	354,353	1,248,888	(931,071)	(1,551,198)
Net change in unrealized appreciation (depreciation) of investments, foreign currency and written options	165,082	(334,592)	3,837,685	(4,910,270)
Net increase (decrease) in net assets resulting from operations	497,650	846,167	4,753,436	(1,964,988)
NET DECREASE IN NET ASSETS RESULTING FROM BENEFICIAL INTEREST TRANSACTIONS:
Contributions	2,596,926	3,765,782	1,215,661	11,325,447
Withdrawals	(4,365,631)	(14,984,082)	(12,412,052)	(54,428,755)
Net decrease in net assets resulting from beneficial interest transactions	(1,768,705)	(11,218,300)	(11,196,391)	(43,103,308)
Total decrease in net assets	(1,271,055)	(10,372,133)	(6,442,955)	(45,068,296)
NET ASSETS:
Beginning of period	27,858,059	38,230,192	90,466,554	135,534,850
End of period	$26,587,004	$27,858,059	$84,023,599	$90,466,554

The accompanying notes are an integral part of these financial statements.

143

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements
June 30, 2016 (Unaudited)
1. Organization
The Kinetics Portfolios Trust (the "Trust") was organized as a Delaware Statutory Trust on March 14, 2000 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company issuing its beneficial interests in series, each series representing a distinct portfolio with its own investment objective and policies. The series currently authorized are: The Internet Portfolio, The Global Portfolio, The Paradigm Portfolio, The Medical Portfolio, The Small Cap Opportunities Portfolio, The Market Opportunities Portfolio, The Alternative Income Portfolio and The Multi-Disciplinary Income Portfolio (collectively, the "Master Portfolios"). Pursuant to the 1940 Act, the Master Portfolios, are "non-diversified" series of the Trust, except The Global Portfolio, The Alternative Income Fund and The Multi-Disciplinary Income Portfolio. The Market Opportunities Portfolio commenced operations on January 31, 2006, The Alternative Income Portfolio commenced operations on June 29, 2007 and The Multi-Disciplinary Income Portfolio commenced operations on February 11, 2008. Each of the remaining Master Portfolios commenced operations on April 28, 2000.
Each Master Portfolio is a Master Investment Portfolio in a master-feeder fund structure. Each Master Portfolio has multiple feeder funds invested in the Master Portfolio. By contributing assets to the Master Portfolio, the feeder funds receive a beneficial interest in the Master Portfolio. The Master Portfolio then invests the contributed assets in portfolio securities and allocates income, gains (losses) and expenses to the feeder funds based on the feeder funds' proportionate interests in the Master Portfolio.
Each of the Master Portfolios, except for The Alternative Income Portfolio and The Multi-Disciplinary Income Portfolio, seeks to provide investors with long-term capital growth. The Alternative Income Portfolio seeks to provide current income and gains. The Multi-Disciplinary Income Portfolio seeks to provide investors with total return. The Internet Portfolio invests primarily in the equity securities of U.S. and foreign companies engaged in the Internet and Internet-related activities. The Global Portfolio generally invests in the equity securities of foreign companies that have the ability to facilitate an increase in the growth of their traditional business lines and in U.S. companies benefiting from international economic growth. The Paradigm Portfolio invests primarily in the equity securities of U.S. and foreign companies that the investment adviser believes are undervalued and that have high returns on equity and are well positioned to reduce their costs, extend the reach of their distribution channels

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2016 (Unaudited)
and experience significant growth in their assets or revenues. The Medical Portfolio invests primarily in the equity securities of U.S. and foreign companies engaged in medical research, pharmaceutical treatments and related medical technology industries and related technology industries, generally, with a focus on companies engaged in cancer research and drug development. The Small Cap Opportunities Portfolio invests primarily in the equity securities of U.S. and foreign small capitalized companies that provide attractive valuation opportunities due to special situations such as lack of institutional ownership, lack of significant analyst coverage or companies with sound fundamentals that have experienced a short-term earnings shortfall. The Market Opportunities Portfolio invests primarily in the equity securities of U.S. and foreign companies engaged in capital markets or related to capital markets, as well as companies involved in the gaming industry. The Alternative Income and Multi-Disciplinary Income Portfolios utilize a two-part investment strategy, which includes fixed income and derivatives components.
2. Significant Accounting Policies
Security Valuation
Master Portfolio securities that are listed on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. All equity securities, including exchange-traded funds, that are traded using the National Association of Securities Dealers' Automated Quotation System ("NASDAQ") are valued using the NASDAQ Official Closing Price ("NOCP"). Foreign securities are valued by an independent pricing service. In the event market quotations are not readily available or if events occur that may materially affect the value of a particular security between the time trading ends on a particular security and the close of regular trading on the New York Stock Exchange ("NYSE"), "fair value" will be determined. Unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the last bid price. Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes ("NBBO"). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted thus providing a view across the entire U.S. options marketplace. Composite option pricing calculates the mean of the highest bid price and the lowest asked price across the exchanges where the option is traded. If the composite option price is not

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2016 (Unaudited)
available, the mean between the highest bid and the lowest asked quotations at the close of the exchanges will be used. If none of the above are available, exchange traded options are valued at a quote provided by third party pricing agents. Non-exchange traded options for which over-the-counter quotations are not readily available are valued at the mean of the current bid and asked prices. If none of the third party pricing agents publish a price and it is the day of expiration, expiring options will be priced at intrinsic value. Debt obligations (including convertible securities) that are either investment grade or non-investment grade and irrespective of days to maturity will be valued as follows: Debt securities are valued at evaluated mean by one of the authorized third party pricing agents which rely on various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Investments in registered open-end investment companies, including money market funds, other than exchange-traded funds are valued at their reported net asset value ("NAV"). Certain instruments, such as repurchase agreements and demand notes, do not have values from third parties and are valued at amortized cost.
Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value using methods determined by the Board of Trustees of the Master Portfolios. In determining the fair value of a security, the Board of Trustees shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the portfolio manager of the Portfolios with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Adviser or other funds and the method used to price the security in those funds; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formula produced by third parties independent of the Adviser; (vii) the liquidity or illiquidity of the market for the security; and (viii) the value of a foreign security traded on other foreign markets. At June 30, 2016, 0.00%, 0.72%, 0.00%, 2.59% and 3.04% of the net assets of The Internet Portfolio, The Global Portfolio, The Paradigm Portfolio, The Small Cap Opportunities Portfolio and The Market Opportunities Portfolio, respectively, were fair valued securities. The other Master Portfolios did not hold any fair valued securities at June 30, 2016.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2016 (Unaudited)
Repurchase Agreements
Each Master Portfolio may enter into repurchase agreements with banks that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. Government Securities. In connection with transactions in repurchase agreements, it is the Trust's policy that the Master Portfolio receive, as collateral, securities whose market value, including accrued interest, at all times will be at least equal to 102% of the amount invested by the Master Portfolio in each repurchase agreement. If the seller defaults, and the value of the collateral declines, realization of the collateral by the Master Portfolio may be delayed or limited.
Written Options
The Master Portfolios may write (sell) call or put options for trading or hedging purposes. When a Master Portfolio writes an option, an amount equal to the premium received by the Master Portfolio is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. By writing the option, the Master Portfolio may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. When an option expires on its stipulated expiration date or the Master Portfolio enters into a closing purchase transaction, the Master Portfolio realizes a gain or loss if the cost of the closing transaction differs from the premium received when the option was sold, without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Master Portfolio realizes a gain or loss from the sale of the security (or closing of the short sale). As collateral for uncovered written options, the Master Portfolio is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the exercise price of the purchase obligation for put options or the market value of the instrument underlying the contract for call options.
Foreign Currency Translations
The books and records of the Master Portfolios are maintained in U.S. dollars. For the Master Portfolios, foreign currency transactions are translated into U.S. dollars on the following basis: (i) market values of investment securities and

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2016 (Unaudited)
other assets and liabilities are translated at the exchange rate of such currencies against the U.S. dollar, as provided by an approved pricing service, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. The Master Portfolios do not isolate and treat as ordinary income that portion of the results of operations arising as a result of changes in the exchange rate from the fluctuations arising from changes in the market prices of securities held during the period. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes, the Master Portfolios do isolate and treat as ordinary income the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the effect of changes in foreign exchange rates arising between trade date and settlement date.
Restricted and Illiquid Securities
The Master Portfolios may invest in restricted securities. These securities are valued by the Master Portfolios after giving due consideration to pertinent factors including recent private sales, market conditions and the issuer's financial performance. The Master Portfolios have no right to require registration of unregistered securities. At June 30, 2016, the following Master Portfolios held securities restricted to institutional investors (144A Securities):
		Percentage of
	Market Value	Net Assets
The Alternative Income Portfolio	$450,889	1.70%
The Multi-Disciplinary Income Portfolio	22,779,649	27.11%

An illiquid asset is any asset which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Master Portfolio has valued the investment. At June 30, 2016, the following Master Portfolios held illiquid securities:

			Percentage of
	Market Value		Net Assets
The Internet Portfolio	$—	*	0.00%
The Paradigm Portfolio	—	*	0.00%
The Market Opportunities Portfolio	—	*	0.00%
The Multi-Disciplinary Income Portfolio	192,500		0.23%

* Amount is less than $0.50.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2016 (Unaudited)
When-Issued Securities
The Master Portfolios may purchase securities on a when-issued or delayed delivery basis. Although the purchase amounts of these securities are established at the time the purchaser enters into the agreement, these securities may be delivered and paid for at a future date. The Master Portfolios record purchases of when-issued securities and reflect the values of such securities in determining net asset value in the same manner as other portfolio securities. The Master Portfolios maintain at all times cash or other liquid assets in an amount at least equal to the amount of outstanding commitments for when-issued securities.
Securities Lending
Each Master Portfolio may lend its portfolio securities to broker-dealers by entering directly into lending arrangements with such broker dealers or indirectly through repurchase agreements with respect to no more than 33¹/3% of the total assets of each Master Portfolio (including any collateral posted) or 50% of the total assets of each Master Portfolio (excluding any collateral posted). Securities lending and repurchase transactions will be fully collateralized at all times with cash and/or short-term debt obligations. The Master Portfolios receive interest on the collateral received as well as a fee for the securities loaned.
Short-Term Investments
The Portfolios may invest in money market funds and short-term high quality debt securities such as commercial paper, repurchase agreements and certificates of deposit. Money market funds typically invest in short-term instruments and attempt to maintain a stable net asset value. While the risk is low, these funds may lose value. At June 30, 2016, The Internet Portfolio, The Global Portfolio, The Paradigm Portfolio, The Medical Portfolio, The Small Cap Opportunities Portfolio, The Market Opportunities Portfolio, and The Multi-Disciplinary Income Portfolio invested approximately 1%, 1%, 3%, 9%, 4%, 0%, and 6%, respectively, of net assets in the Mount Vernon Securities Lending Trust-Prime Portfolio which normally invests in short-term instruments with an objective of maximizing current income to the extent consistent with the preservation of capital and liquidity. Mount Vernon Securities Lending Trust-Prime Portfolio's financial statements are available on the SEC website www.sec.gov.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2016 (Unaudited)
Expense Allocation
Common expenses incurred by the Master Portfolios are allocated among the Master Portfolios (i) based upon relative average net assets, (ii) as incurred on a specific identification basis, or (iii) equally among the Master Portfolios, depending on the nature of the expenditure. All expenses incurred by the Master Portfolios are allocated to the feeder funds daily based on their proportionate interests in the respective Master Portfolios.
Federal Income Taxes
Each Master Portfolio will be treated as a partnership for federal income tax purposes. As such, each investor in a Master Portfolio will be subject to taxation on its share of the Master Portfolio's ordinary income and capital gains. It is intended that each Master Portfolio's assets will be managed so an investor in the Master Portfolio can satisfy the requirements of subchapter M of the Internal Revenue Code.
There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. As of June 30, 2016, open tax years include the tax years ended December 31, 2012, through 2015. The Master Portfolios are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next six months.
Use of Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.
Other
Realized gains and losses on the sale of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is accounted for on the accrual basis and includes amortization of premiums and discounts on the effective interest method. Other noncash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Trust's understanding of the applicable country's tax rules and rates.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2016 (Unaudited)
3. Investment Adviser
The Trust has entered into Investment Advisory Agreements (the "Agreements") with Kinetics Asset Management LLC (the "Adviser"), with whom certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Master Portfolios. The Adviser is a wholly-owned subsidiary of Horizon Kinetics LLC. Under the terms of the Agreements, the Master Portfolios, except the Alternative Income Portfolio, compensate the Adviser for its management services at the annual rate of 1.25% of each Master Portfolio's average daily net assets. The Alternative Income Portfolio compensates the Adviser for its management services at the annual rate of 0.90% of the Master Portfolio's average daily net assets.
For the six-month period ended June 30, 2016, Master Portfolios incurred the following expenses pursuant to the Agreements:

Investment Advisory Fees
The Internet Portfolio	$729,212
The Global Portfolio	41,273
The Paradigm Portfolio	4,735,093
The Medical Portfolio	155,779
The Small Cap Opportunities Portfolio	1,244,851
The Market Opportunities Portfolio	247,428
The Alternative Income Portfolio	121,164
The Multi-Disciplinary Income Portfolio	532,123
For the six-month period ended June 30, 2016, the Trust was allocated $13,000 for the services of the Chief Compliance Officer employed by the Adviser.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2016 (Unaudited)
4. Approval of Investment Advisory Contracts by Trustees of Kinetics Portfolio Trust
At a meeting of the Board of Trustees of the Trust held on March 23, 2016, the Board, including all of the Trustees who are not interested persons under the 1940 Act (the "Independent Trustees"), approved the Agreements with respect to each Master Portfolio. In reaching a decision to renew the Advisory Agreements, the Board of Trustees, including all of the Independent Trustees, considered, among; (1) the nature, extent and quality of the services provided by the Adviser including, but not limited to, a review of the complexity of the services provided and whether the services are provided in a satisfactory and efficient manner; (2) the performance of the Funds over the one-, three-, five-and ten-year periods, as applicable ended December 31, 2015, and as compared to the relevant Lipper peer group, as well as the performance of the Funds as compared to their respective benchmark indices; (3) the contractual and actual compensation paid under the Agreements as compared to the compensation for the funds in the relevant peer group; (4) the expense ratios of the Funds, after expense waivers, as compared to expense ratios for relevant peer groups, along with relevant alternative methods to calculate fee structures; (5) the experience and qualifications of the Adviser's personnel and the Adviser's portfolio management capabilities and investment methodologies; (6) the extent to which economies of scale are relevant given the current asset size and current asset growth potential; (7) the financial condition of the Adviser; (8) the cost of services provided by the Adviser and the Adviser's profitability from each Fund for the year ended December 31, 2015; (9) the "fall-out" benefits to the Adviser and its affiliates from the relationship with the Companies; (10) the Adviser's operations, compliance program and policies with respect to the Code of Ethics; (11) that each Fund and each Portfolio is designed for long-term investors; and (12) the policies and procedures that are in place to address, among other things, informational and cyber-related security.
The Lipper peer group information was provided by U.S. Bancorp Fund Services, LLC, the Trust's administrator. The Independent Trustees also discussed the continuing viability of the Master Portfolios.
The Board of Trustees, including a majority of the Independent Trustees, concluded that: they were satisfied with the quality of services provided by the Adviser in advising the Master Portfolios, the profits earned by the Adviser were reasonable in light of the nature, extent and quality of the services provided to

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2016 (Unaudited)
each Master Portfolio; and that each Master Portfolio was not large enough to attain significant economies of scale. Based on the factors considered, the Board of Trustees, including a majority of the Independent Trustees, concluded that it was appropriate to renew the Agreements.
5. Securities Transactions
Purchases and sales of investment securities, other than short-term investments and short-term options, for the six-month period ended June 30, 2016, were as follows:
	Purchases		Sales
	U.S.		U.S.
	Government	Other	Government	Other
The Internet Portfolio	$—	$946,224	$—	$18,341,176
The Global Portfolio	—	336,695	—	596,887
The Paradigm Portfolio	—	3,077,230	—	115,402,315
The Medical Portfolio	—	—	—	1,456,000
The Small Cap Opportunities Portfolio	—	2,164,638	—	19,641,259
The Market Opportunities Portfolio	—	266,938	—	3,105,551
The Alternative Income Portfolio	—	103,962	1,000,000	4,737,362
The Multi-Disciplinary Income Portfolio	—	44,930	—	9,589,468
As of December 31, 2015, the cost of investments and unrealized appreciation (depreciation) on investment securities for federal income tax purposes was as follows:
	Internet	Global	Paradigm	Medical

Tax Cost of Investments	$65,443,117	$6,148,607	$688,716,725	$20,234,169
Unrealized Appreciation	46,854,237	1,154,761	288,044,003	11,682,057
Unrealized Depreciation	(350,773)	(942,307)	(95,085,439)	(1,230,439)
Net Unrealized Appreciation (Depreciation)	$46,503,464	$212,454	$192,958,564	$10,451,618

				Multi-
	Small Cap	Market	Alternative	Disciplinary
	Opportunities	Opportunities	Income	Income
Tax cost of investments	$270,483,090	$35,771,960	$28,019,478	$96,546,637
Unrealized Appreciation	32,563,528	10,394,122	277,250	1,190,898
Unrealized Depreciation	(71,532,177)	(6,984,249)	(397,508)	(8,042,066)
Net Unrealized Appreciation (Depreciation)	$(38,968,649)	$3,409,873	$(120,258)	$(6,851,168)

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2016 (Unaudited)
For the six-month period ended June 30, 2016, the Master Portfolios wrote the following options:

	Number of	Premium
	Contracts	Amount
The Alternative Income Portfolio
Outstanding at January 1, 2016	1,490	$531,242
Options Written	608	1,012,449
Options Exercised	(11)	(7,309)
Options Expired	(401)	(110,382)
Options Closed	(818)	(1,027,237)
Outstanding at June 30, 2016	868	$398,763

The Multi-Disciplinary Income Portfolio
Outstanding at January 1, 2016	—	$—
Options Written	20	4,586
Options Exercised	—	—
Options Expired	—	—
Options Closed	—	—
Outstanding at June 30, 2016	20	$4,586
6. Portfolio Securities Loaned
As of June 30, 2016, the Master Portfolios had loaned securities that were collateralized by cash. The cash collateral is invested by the custodian in a money market pooled account approved by the Adviser. Although risk is mitigated by the collateral, a Master Portfolio could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. The Master Portfolio receives interest on the collateral received as well as a fee for the securities loaned. The Master Portfolios will continue to receive dividends and interest on all securities loaned. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be accounted for by the Master Portfolios. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. As the securities loans are subject to termination by the Funds or the borrower at any time, the remaining maturities of the outstanding securities lending transactions are considered to be overnight and continuous. The value of the securities on loan and the value of the related collateral at June 30, 2016, were as follows:

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2016 (Unaudited)

	Securities	Collateral
The Internet Portfolio	$1,089,087	$1,117,887
The Global Portfolio	47,749	48,417
The Paradigm Portfolio	18,571,069	18,731,551
The Medical Portfolio	2,168,276	2,192,568
The Small Cap Opportunities Portfolio	8,594,044	8,818,979
The Market Opportunities Portfolio	80,568	81,900
The Alternative Income Portfolio	—	—
The Multi-Disciplinary Income Portfolio	4,686,329	4,781,365
7. Selected Financial Highlights
Financial highlights for the Master Portfolios were as follows:

				The Internet Portfolio
	For the		For the	For the	For the	For the	For the
	Period Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2016		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2015	2014	2013	2012	2011
Total Return*	(3.40	)%(2)	(4.95)%	0.28%	44.75%	23.76%	(1.47)%
Ratio of expenses to average net assets:	1.38	%(1)	1.35%	1.34%	1.37%	1.37%	1.38%
Ratio of net investment income (loss) to average net assets:	(1.21	)%(1)	(1.05)%	(0.90)%	(0.84)%	0.16%	(0.43)%
Portfolio turnover rate		1%	1%	1%	8%	9%	32%

				The Global Portfolio
	For the		For the	For the	For the	For the	For the
	Period Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2016		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2015	2014	2013	2012	2011
Total Return*	6.75	%(2)	(14.13)%	(12.10)%	28.25%	22.78%	(16.25)%
Ratio of expenses to average net assets:	1.61	%(1)	1.69%	1.60%	1.73%	1.77%	2.23%
Ratio of net investment income (loss) to average net assets:	0.60	%(1)	(0.59)%	(0.52)%	(0.12)%	0.40%	0.61%
Portfolio turnover rate		7%	16%	14%	15%	23%	135%

				The Paradigm Portfolio
	For the		For the	For the	For the	For the	For the
	Period Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2016		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2015	2014	2013	2012	2011
Total Return*	4.78	%(2)	(8.04)%	(0.48)%	(44.36)%	22.06%	(14.00)%
Ratio of expenses to average net assets:	1.37	%(1)	1.35%	1.33%	1.35%	1.36%	1.37%
Ratio of net investment income (loss) to average net assets:	(0.70	)%(1)	(0.63)%	(0.72)%	(0.23)%	0.50%	0.37%
Portfolio turnover rate		0%	2%	7%	4%	6%	58%

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2016 (Unaudited)

				The Medical Portfolio
	For the		For the	For the	For the	For the	For the
	Period Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2016		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2015	2014	2013	2012	2011
Total Return*	(8.35	)%(2)	6.58%	16.42%	49.23%	8.81%	5.10%
Ratio of expenses to average net assets:	1.41	%(1)	1.40%	1.41%	1.41%	1.44%	1.40%
Ratio of net investment income (loss) to average net assets:	1.32	%(1)	0.24%	0.44%	(0.02)%	1.62%	0.86%
Portfolio turnover rate	0%		12%	3%	12%	0%	5%

				The Small Cap Opportunities Portfolio
	For the		For the	For the	For the	For the	For the
	Period Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2016		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2015	2014	2013	2012	2011
Total Return*	6.65	%(2)	(11.97)%	(6.98)%	59.69%	26.94%	(13.44)%
Ratio of expenses to average net assets:	1.36	%(1)	1.35%	1.34%	1.35%	1.44%	1.43%
Ratio of net investment income (loss) to average net assets:	(0.66	)%(1)	(0.65)%	(0.59)%	0.01%	0.27%	0.03%
Portfolio turnover rate		1%	2%	19%	6%	22%	47%

				The Market Opportunities Portfolio
	For the		For the	For the	For the	For the	For the
	Period Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2016		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2015	2014	2013	2012	2011
Total Return*	5.23	%(2)	(8.87)%	(5.30)%	46.98%	17.73%	(7.63)%
Ratio of expenses to average net assets:	1.42	%(1)	1.40%	1.39%	1.40%	1.43%	1.42%
Ratio of net investment income (loss) to average net assets:	(0.79	)%(1)	(0.66)%	(0.30)%	0.27%	0.44%	0.30%
Portfolio turnover rate	1%		2%	18%	21%	26%	14%

				The Alternative Income Portfolio
	For the		For the	For the	For the	For the	For the
	Period Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2016		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2015	2014	2013	2012	2011
Total Return*	1.80	%(2)	2.73%	1.23%	4.92%	10.05%	(4.66)%
Ratio of expenses to average net assets:	1.10	%(1)	1.16%	1.22%	1.25%	1.49%	1.42%
Ratio of net investment income (loss) to average net assets:	(0.16	)%(1)	(0.20)%	(0.40)%	(0.54)%	1.99%	1.47%
Portfolio turnover rate		0%	6%	17%	19%	56%	69%

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2016 (Unaudited)

				The Multi-Disciplinary Income Portfolio
	For the		For the	For the	For the	For the	For the
	Period Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2016		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2015	2014	2013	2012	2011
Total Return*	5.85	%(2)	(2.05)%	2.58%	4.39%	15.42%	0.19%
Ratio of expenses to average net assets:	1.39	%(1)	1.37%	1.37%	1.39%	1.45%	1.54%
Ratio of net investment income to average net assets:	4.34	%(1)	3.50%	3.06%	1.87%	3.23%	8.00%
Portfolio turnover rate	0%		10%	35%	54%	41%	74%

*	The returns are calculated by adjusting the corresponding No-Load Feeder returns by Feeder expenses and reimbursements.
(1)	Annualized.
(2)	Not annualized.
8. Summary of Fair Value Exposure
Various inputs are used in determining the value of a Master Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that a Master Portfolio has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Master Portfolio's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2016 (Unaudited)
judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The Internet Portfolio
The following is a summary of the inputs used to value The Internet Portfolio's net assets as of June 30, 2016:

Assets^	Level 1	Level 2		Level 3		Total
Common Stocks	$63,778,638	$248,778	(1)	$—		$64,027,416
Escrow Notes	—	—		—	*	—	*
Rights	123,300	—		—		123,300
Short-Term Investments	3,746	50,162,333		—		50,166,079
Investments Purchased with the Cash
Proceeds from Securities Lending	1,117,887	—		—		1,117,887
Total Investments in Securities	$65,023,571	$50,411,111		$—	*	$115,434,682

(1)	The Common Stocks Level 2 balance consists of the market value of the associated Level 2 investments in the following industry:

Administrative and Support Services	$1,638
Rental and Leasing Services	244,160
Telecommunications	2,980
$248,778
For the six-month period ended June 30, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Description	Investments in Securities
Balance as of December 31, 2015	$—	*
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases and/or acquisitions	—
Net sales and/or write-offs	—
Transfer in and/or out of Level 3	—
Balance as of June 30, 2016	$—	*

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2016 (Unaudited)

	Fair Value at	Valuation	Unobservable
Description	6/30/2016	Techniques	Input	Range
Escrow Notes	$—*	Conservative Value	No active	$0.00-$0.00
		Assigned Pending	market
Bankruptcy Litigation
Proceedings/Market
Comparables
There is no active market for the Level 3 securities, so a conservative value is being assigned until such time as a market exists.

^	See Portfolio of Investments for breakout of investments by industry classification.
*	Amount is less than $0.50.
The Global Portfolio
The following is a summary of the inputs used to value The Global Portfolio's net assets as of June 30, 2016:

Assets^	Level 1	Level 2		Level 3	Total
Common Stocks	$4,358,267	$712,601	(1)	$—	$5,070,868
Preferred Stocks	—	12,880		—	12,880
Corporate Bonds	—	32,192		—	32,192
Purchased Put Options	—	9,605		—	9,605
Warrants	5,560	147		—	5,707
Short-Term Investments	39,979	1,962,899		—	2,002,878
Investments Purchased with the Cash
Proceeds from Securities Lending	48,417	—		—	48,417
Total Investments in Securities	$4,452,223	$2,730,324		$—	$7,182,547

(1)	The Common Stocks Level 2 balance consists of the market value of the associated Level 2 investments in the following industries:

Asset Management	$459,627
Other Information Services	964
Real Estate	252,010
$712,601

Transfers out of Level 1 into Level 2	$964
Transfers were made out of Level 1 into Level 2 due to a decrease in market activity. Transfers between levels are recognized at the end of the reporting period.
For the six-month period ended June 30, 2016, there were no investments in Level 3 securities.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2016 (Unaudited)
The Paradigm Portfolio
The following is a summary of the inputs used to value The Paradigm Portfolio's net assets as of June 30, 2016:

Assets^	Level 1	Level 2		Level 3		Total
Common Stocks	$614,736,240	$26,683,904	(1)	$—		$641,420,144
Preferred Stocks	—	5,443		—		5,443
Escrow Notes	—	—		—	*	—	*
Purchased Put Options	—	55,080		—		55,080
Warrants	378,524	62		—		378,586
Short-Term Investments	11,372	105,244,149		—		105,255,521
Investments Purchased with the Cash
Proceeds from Securities Lending	18,731,551	—		—		18,731,551
Total Investments in Securities	$633,857,687	$131,988,638		$—	*	$765,846,325

(1)	The Common Stocks Level 2 balance consists of the market value of the associated Level 2 investments in the following industries:

Asset Management	$18,181,105
Oil and Gas Extraction	6,612,726
Real Estate	1,890,073
$26,683,904
For the six-month period ended June 30, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Description	Investments in Securities
Balance as of December 31, 2015	$—	*
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases and/or acquisitions	—
Net sales and/or write-offs	—
Transfer in and/or out of Level 3	—
Balance as of June 30, 2016	$—	*

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2016 (Unaudited)

		Fair Value at	Valuation	Unobservable
Description		6/30/16	Techniques	Input	Range
Escrow Notes	.	$—*	Conservative Value	No active	$0.00-$0.00
			Assigned Pending	market
Bankruptcy Litigation
Proceedings/Market
Comparables
There is no active market for the Level 3 securities, so a conservative value is being assigned until such time as a market exists.

^	See Portfolio of Investments for breakout of investments by industry classification.
*	Amount is less than $0.50.
The Medical Portfolio
The following is a summary of the inputs used to value The Medical Portfolio's net assets as of June 30, 2016:
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$23,101,519	$—	$—	$23,101,519
Rights	6,554	968	—	7,522
Short-Term Investments	2,293	1,304,731	—	1,307,024
Investments Purchased with the Cash
Proceeds from Securities Lending	2,192,568	—	—	2,192,568
Total Investments in Securities	$25,302,934	$1,305,699	$—	$26,608,633
Transfers out of Level 1 into Level 2	$968
Transfers were made out of Level 1 into Level 2 due to a decrease in market activity. Transfers between levels are recognized at the end of the reporting period.
For the six-month period ended June 30, 2016, there were no investments in Level 3 securities.

^	See Portfolio of Investments for breakout of investments by industry classification.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2016 (Unaudited)
The Small Cap Opportunities Portfolio
 The following is a summary of the inputs used to value The Small Cap Opportunities Portfolio's net assets as of June 30, 2016:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$153,941,872	$25,843,241(1)	$—	$179,785,113
Preferred Stocks	—	1,299,578	—	1,299,578
Rights	385,984	—	—	385,984
Warrants	38,364	14,784	—	53,148
Short-Term Investments	833	17,306,555	—	17,307,388
Investments Purchased with the Cash Proceeds from Securities Lending	8,818,979	—	—	8,818,979
Total Investments in Securities	$163,186,032	$44,464,158	$—	$207,650,190

(1)	The Common Stocks Level 2 balance consists of the market value of the associated Level 2 investments in the following industries:

Asset Management	$11,976,671
Forestry and Logging	32,490
Real Estate	13,774,062
Rental and Leasing Services	32,962
Telecommunications	27,056
$25,843,241

Transfers out of Level 1 into Level 2	$32,490
Transfers out of Level 2 into Level 1	$80,039
Transfers were made out of Level 1 into Level 2 due to a decrease in market activity.
Transfers were made out of Level 2 into Level 1 due to an increase in market activity.
 Transfers between levels are recognized at the end of the reporting period.
For the six-month period ended June 30, 2016, there were no investments in Level 3 securities.

^	See Portfolio of Investments for breakout of investments by industry classification.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2016 (Unaudited)
The Market Opportunities Portfolio
 The following is a summary of the inputs used to value The Market Opportunities Portfolio's net assets as of June 30, 2016:

Assets^	Level 1	Level 2	Level 3		Total
Common Stocks	$23,634,673	$5,011,227	$—		$28,645,900
Preferred Stocks	—	296,086	—		296,086
Corporate Bonds	—	4,483	—		4,483
Purchased Put Options	—	18,360	—		18,360
Rights	—	—	—	*	—	*
Warrants	772	3,368	—		4,140
Short-Term Investments	175,147	9,634,555	—		9,809,702
Investments Purchased with the Cash Proceeds from Securities Lending	81,900	—	—		81,900
Total Investments in Securities	$23,892,492	$14,968,079	$—	*	$38,860,571

(1)	The Common Stocks Level 2 balance consists of the market value of the associated Level 2 investments in the following industries:

Asset Management	$3,318,808
Real Estate	1,692,419
$5,011,227
For the six-month period ended June 30, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Description	Investments in Securities
Balance as of December 31, 2015	$—	*
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases and/or acquisitions	—
Net sales and/or write-offs	—
Transfer in and/or out of Level 3	—
Balance as of June 30, 2016	$—	*

	Fair Value at	Valuation	Unobservable
Description	06/30/16	Techniques	Input	Range
Rights	$—*	Market Comparables	No active market	$0.00-$0.00
There is no active market for the Level 3 securities, so a conservative value is being assigned until such time as a market exists.

^	See Portfolio of Investments for breakout of investments by industry classification.
*	Amount is less than $0.50.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2016 (Unaudited)
The Alternative Income Portfolio
 The following is a summary of the inputs used to value The Alternative Income Portfolio's net assets as of June 30, 2016:

Assets^	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$11,842,249	$—	$11,842,249
U.S. Treasury Obligations	—	2,105,018	—	2,105,018
Exchange Traded Funds	5,832,877	—	—	5,832,877
Short-Term Investments	237,184	6,556,042	—	6,793,226
Total Investments in Securities	$6,070,061	$20,503,309	$—	$26,573,370

Liabilities
Put Options Written	$—	$174,886	$—	$174,886
For the six-month period ended June 30, 2016, there were no transfers into or out of Level 1 or Level 2, or investments in Level 3 securities.

^	See Portfolio of Investments for breakout of investments by industry classification.
The Multi-Disciplinary Income Portfolio
 The following is a summary of the inputs used to value The Multi-Disciplinary Income Portfolio's net assets as of June 30, 2016:

Assets^	Level 1	Level 2	Level 3	Total
Convertible Bonds	$—	$6,139,993	$—	$6,139,993
Corporate Bonds	—	69,877,167	—	69,877,167
Municipal Bonds	—	192,500	—	192,500
Escrow Notes	—	22,500	—	22,500
Exchange Traded Notes	3,872	—	—	3,872
Mutual Funds	4,942,764	—	—	4,942,764
Short-Term Investments	843	1,817,466	—	1,818,309
Investments Purchased with the Cash Proceeds from Securities Lending	4,781,365	—	—	4,781,365
Total Investments in Securities	$9,728,844	$78,049,626	$—	$87,778,470

Liabilities
Put Options Written	$—	$772	$—	$772
For the six-month period ended June 30, 2016, there were no transfers into or out of Level 1 or Level 2, or investments in Level 3 securities.

^	See Portfolio of Investments for breakout of investments by industry classification.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2016 (Unaudited)
9. Disclosures about Derivative Instruments and Hedging Activities
The Master Portfolios have adopted authoritative standards regarding disclosure of derivatives and hedging activity intended to improve financial reporting of derivative instruments by enabling investors to understand how and why a Master Portfolio uses derivatives, how derivatives are accounted for by the Master Portfolios, and how derivative instruments affect a Master Portfolio's results of operations and financial position. The Master Portfolios utilized options to implement or to gain further exposure to their respective investment strategies.
The following is a summary of the fair value and location of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2016:

		Statement of Assets & Liabilities

	Derivative	Asset	Asset	Liability	Liability
	Equity Contracts	Description	Fair Value	Description	Fair Value
The Global	Purchased	Investments,
Portfolio	Put Options	at value	$9,605		$—
The Paradigm	Purchased	Investments,
Portfolio	Put Options	at value	55,080		—
The Market
Opportunities	Purchased	Investments,
Portfolio	Put Options	at value	18,360		—
The Alternative				Written
Income	Put Options		—	options,
Portfolio	Written			at value	174,886
The Multi-				Written
Disciplinary	Put Options			options,
Income Portfolio	Written		—	at value	772

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2016 (Unaudited)
The following is a summary of the transactions in and effect of derivative instruments on the Statement of Operations for the six-month period ended June 30, 2016:
		Statement of Operations
			Change in Unrealized
	Derivative Equity Contracts	Realized Gain (Loss)	Appreciation (Depreciation)
The Global
Portfolio	Purchased Put Options	$—	$1,540
The Paradigm
Portfolio	Purchased Put Options	—	8,910
The Market
Opportunities
Portfolio	Purchased Put Options	—	2,971
The Alternative
Income Portfolio	Purchased Put Options	(41,016)	13,122
The Alternative
Income Portfolio	Put Options Written	391,884	(1,943)
The Multi-
Disciplinary
Income Portfolio	Purchased Put Options	(10,651)	(3,412)
The Multi-
Disciplinary
Income Portfolio	Put Options Written	—	3,814
The following is a summary of the volume of derivative instrument activity during the six-month period ended June 30, 2016:
		Number of		Average
		Contracts	Premiums	Quarterly
		Purchased or	Paid or	Market
	Derivative Equity Contracts	Written	Received	Value
The Global
Portfolio	Purchased Put Options	—	$—	$8,480
The Paradigm
Portfolio	Purchased Put Options	—	—	48,308
The Market
Opportunities
Portfolio	Purchased Put Options	—	—	16,103
The Alternative
Income Portfolio	Put Options Written	608	1,012,449	179,352
The Multi-
Disciplinary
Income Portfolio	Purchased Put Options	—	—	1,080
The Multi-
Disciplinary
Income Portfolio	Put Options Written	20	4,586	1,834

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2016 (Unaudited)
10. Offsetting Assets and Liabilities
The Master Portfolios are subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow a Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specific threshold depending on the counterparty and the type of Master Netting Arrangement.
The following is a summary of the Assets and Liabilities subject to offsetting in the Master Portfolios as of June 30, 2016:
			Net	Gross Amounts not Offset
		Gross	Amounts	in the Statement of
		Amounts	Presented	Assets & Liabilities
	Gross	Offset in the	in the
	Amount of	Statement	Statement		Collateral
	Recognized	of Assets &	of Assets &	Financial	Pledged	Net
	Liabilities	Liabilities	Liabilities	Instruments	(Received)	Amount
The Internet Portfolio
Securities Lending	$1,117,887	$—	$1,117,887	$1,117,887	$—	$—
	$1,117,887	$—	$1,117,887	$1,117,887	$—	$—
The Global Portfolio
Securities Lending	$48,417	$—	$48,417	$48,417	$—	$—
	$48,417	$—	$48,417	$48,417	$—	$—
The Paradigm Portfolio
Securities Lending	$18,731,551	$—	$18,731,551	$18,731,551	$—	$—
	$18,731,551	$—	$18,731,551	$18,731,551	$—	$—
The Medical Portfolio
Securities Lending	$2,192,568	$—	$2,192,568	$2,192,568	$—	$—
	$2,192,568	$—	$2,192,568	$2,192,568	$—	$—

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2016 (Unaudited)

Liabilities (Continued):
			Net	Gross Amounts not Offset in the Statement of Assets & Liabilities
		Gross	Amounts
		Amounts	Presented
	Gross	Offset in the	in the
	Amounts of	Statement	Statement		Collateral
	Recognized	of Assets &	of Assets &	Financial	Pledged	Net
	Liabilities	Liabilities	Liabilities	Instruments	(Received)	Amount
The Small Cap
Opportunities Portfolio
Securities Lending	$8,818,979	$—	$8,818,979	$8,818,979	$—	$—
	$8,818,979	$—	$8,818,979	$8,818,979	$—	$—
The Market
Opportunities Portfolio
Securities Lending	$81,900	$—	$81,900	$81,900	$—	$—
	$81,900	$—	$81,900	$81,900	$—	$—
The Alternative
Income Portfolio
Written Options	$174,886	$—	$174,886	$—	$174,886	$—
	$174,886	$—	$174,886	$—	$174,886	$—
The Multi-Disciplinary
Income Portfolio
Securities Lending	$4,781,365	$—	$4,781,365	$4,781,365	$—	$—
Written Options	722	—	722	—	722	—
	$4,782,087	$—	$4,782,087	$4,781,365	$722	$—

11. Affiliated Issuers
Under section 2(a)(3) of the 1940 Act, an investment company is defined as being an affiliated person of a company if it owns five percent or more of a company's outstanding voting stock.
Investments in affiliated companies for The Paradigm Portfolio as of June 30, 2016, are shown below:

	Number of			Number of
	shares held			shares held at
	at December 31,	Gross	Gross	June 30,
Name of Issuer	2015	Additions	Reductions	2016
Texas Pacific Land Trust	608,080	6,160	—	614,240

	Fair value		Realized
	at June 30,	Dividend	Capital
Name of Issuer	2016	Income	Gain/Loss
Texas Pacific Land Trust	$103,591,576	$189,174	$—

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS
Notes to Financial Statements — (Continued)
June 30, 2016 (Unaudited)
12. Information about Proxy Voting
Information regarding how the Feeder Funds and the Master Portfolios vote proxies relating to portfolio securities is available without charge upon request by calling toll-free at 1-800-930-3828 or by accessing the Funds' website at www.kineticsfunds.com and by accessing the SEC's website at www.sec.gov. Information regarding how the Feeder Funds and the Master Portfolios voted proxies relating to portfolio securities during the most recent twelve month period ended June 30, is available without charge, upon request, by calling toll-free at 1-800-930-3828 or by accessing the SEC's website at www.sec.gov.
13. Information about the Portfolio Holdings
The Master Portfolios file their complete schedules of portfolio holdings for its first and third fiscal quarters with the SEC on Form N-Q. The Master Portfolios' Form N-Q is available without charge, upon request, by calling toll-free at 1-800-930-3828. Furthermore, you can obtain the Form N-Q on the SEC's website at www.sec.gov. Finally, the Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
14. Subsequent Events
In preparing these financial statements, management has evaluated Portfolio related events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or translations that occurred during the period that materially impacted the amounts or disclosures in the Master Portfolios' financial statements.

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Kinetics Mutual
Funds, Inc.
615 East Michigan Street
Milwaukee, WI 53202
INVESTMENT ADVISER AND
SHAREHOLDER SERVICING AGENT
Kinetics Asset Management LLC
470 Park Avenue South
New York, NY 10016
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Tait, Weller & Baker LLP
1818 Market Street
Suite 2400
Philadelphia, PA 19103
DISTRIBUTOR
Kinetics Funds Distributor LLC
470 Park Avenue South
New York, NY 10016
ADMINISTRATOR
FUND ACCOUNTANT AND
TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
CUSTODIAN
U.S. Bank, N.A.
Custody Operations
1555 River Center Drive, Suite 302
Milwaukee, WI 53212
THIS MATERIAL MUST BE PRECEDED OR
ACCOMPANIED BY A PROSPECTUS

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in

Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report, that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Not applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

Filed herewith.

(3) Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002.

Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

         (Registrant)  Kinetics Mutual Funds, Inc. & Kinetics Portfolios Trust

         By (Signature and Title)*             /s/ Peter B. Doyle
                Peter B. Doyle, President

         Date  9/6/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

         By (Signature and Title)*           /s/ Peter B. Doyle
                          Peter B. Doyle, President

         Date  9/6/16

         By (Signature and Title)*          /s/ Leonid Polyakov
                                                                           Leonid Polyakov, Treasurer

         Date   9/1/16

* Print the name and title of each signing officer under his or her signature.